              As filed with the Securities and Exchange Commission.
                                                       '33 Act File No. 33-25734
                                                       '40 Act File No. 811-5701

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                       Post-Effective Amendment No. 11 [x]
                                       and
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 12


                          NATIONWIDE VARIABLE ACCOUNT-4
                           (Exact Name of Registrant)


                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)


                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)


        Depositor's Telephone Number, including Area Code: (614) 249-7111


     DENNIS W. CLICK, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)

This Post-Effective Amendment amends the Registration Statement in respect of the prospectus, Statement of Additional Information, and the Financial Statements.

It is proposed that this filing will become effective (check appropriate space)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 1998 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] on (date) pursuant to paragraph (a)(i) of Rule (485)
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



================================================================================


                                    1 of 96

                                     NATIONWIDE VARIABLE ACCOUNT-4
                               REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 ITEM                                                                                                    PAGE
Part A     INFORMATION REQUIRED IN A PROSPECTUS
     Item  1.     Cover page..................................................................................3
     Item  2.     Definitions.................................................................................4
     Item  3.     Synopsis or Highlights.....................................................................11
     Item  4.     Condensed Financial Information............................................................12
     Item  5.     General Description of Registrant, Depositor, and Portfolio Companies......................14
     Item  6.     Deductions and Expenses....................................................................16
     Item  7.     General Description of Variable Annuity Contracts..........................................19
     Item  8.     Annuity Period.............................................................................26
     Item  9.     Death Benefit..............................................................................26
     Item 10.     Purchases and Contract Value...............................................................19
     Item 11.     Redemptions................................................................................23
     Item 12.     Taxes......................................................................................32
     Item 13.     Legal Proceedings..........................................................................37
     Item 14.     Table of Contents of the Statement of Additional Information...............................38

Part B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
     Item 15.     Cover Page.................................................................................40
     Item 16.     Table of Contents..........................................................................40
     Item 17.     General Information and History............................................................40
     Item 18.     Services...................................................................................40
     Item 19.     Purchase of Securities Being Offered.......................................................40
     Item 20.     Underwriters...............................................................................41
     Item 21.     Calculation of Yield Quotations of Money Market Sub-Accounts...............................41
     Item 22.     Annuity Payments...........................................................................41
     Item 23.     Financial Statements ......................................................................42

Part C     OTHER INFORMATION
     Item 24.     Financial Statements and Exhibits..........................................................74
     Item 25.     Directors and Officers of the Depositor....................................................76
     Item 26.     Persons Controlled by or Under Common Control with the Depositor or Registrant.............78
     Item 27.     Number of Contract Owners..................................................................88
     Item 28.     Indemnification............................................................................88
     Item 29.     Principal Underwriter......................................................................88
     Item 30.     Location of Accounts and Records...........................................................89
     Item 31.     Management Services........................................................................89
     Item 32.     Undertakings...............................................................................89


                                    2 of 96

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   HOME OFFICE
                                 P.O. BOX 16609
          COLUMBUS, OHIO 43216-6609, 1-800-562-2969, TDD 1-800-238-3035

                       DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY THE NATIONWIDE VARIABLE ACCOUNT-4
                      OF NATIONWIDE LIFE INSURANCE COMPANY

The Contracts described in this prospectus are Flexible Purchase Payment Contracts (collectively referred to as the "Contracts"). The Contracts are for use in retirement plans which may qualify for special federal tax treatment under the Internal Revenue Code (the "Code"). Annuity payments under the Contracts are deferred until a selected later date. The Contracts are sold as:
Non-Qualified; IRAs; Tax Sheltered Annuities; and Qualified.

Purchase Payments are allocated to the Nationwide Variable Account-4 ("Variable Account"), a separate account of Nationwide Life Insurance Company (the "Company"). Shares of the Underlying Mutual Fund options are issued only for the purpose of funding benefits of variable annuity contracts and variable life insurance policies issued by insurance companies. The Variable Account uses its assets to purchase shares at Net Asset Value in one or more of the following series of the Underlying Mutual Fund options:

        GREENWICH STREET SERIES FUND (FORMERLY, SMITH BARNEY SERIES FUND)
                       -Intermediate High Grade Portfolio
                             -Total Return Portfolio

                       SMITH BARNEY VARIABLE ACCOUNT FUNDS
                          -Income and Growth Portfolio
                           -Reserve Account Portfolio
               -U.S. Government/High Quality Securities Portfolio

                           TRAVELERS SERIES FUND, INC.
                     -Smith Barney Large Cap Value Portfolio
              (Formerly, Smith Barney Income and Growth Portfolio)
                  -Smith Barney International Equity Portfolio
                      -Smith Barney Money Market Portfolio

This prospectus provides basic information you should know about the Contracts issued by the Variable Account before investing. You should read it and keep it for future reference. A Statement of Additional Information dated May 1, 1998, containing further information about the Contracts and the Variable Account has been filed with the Securities and Exchange Commission ("SEC"). You can obtain a copy without charge from Nationwide Life Insurance Company by calling 1-800-562-2969, TDD 1-800-238-3035, or writing P. O. Box 16609, Columbus, Ohio
43216-6609.

PLEASE NOTE THAT NOT ALL BENEFITS DESCRIBED IN THIS PROSPECTUS MAY BE AVAILABLE IN EVERY STATE JURISDICTION. PLEASE REFER TO YOUR CONTRACT FOR SPECIFIC BENEFIT INFORMATION.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE SEC MAINTAINS A WEBSITE, WWW.SEC.GOV, THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION AS WELL AS MATERIAL INCORPORATED BY REFERENCE RELATING TO THIS PROSPECTUS.

THE STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 1998 IS INCORPORATED HEREIN BY REFERENCE. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION APPEARS ON PAGE 36 OF THE PROSPECTUS.

                   THE DATE OF THIS PROSPECTUS IS MAY 1, 1998.

                                    3 of 96

                            GLOSSARY OF SPECIAL TERMS


ACCUMULATION UNIT - An accounting unit of measure used to calculate the Variable Account Contract Value prior to the Annuity Commencement Date.

ANNUITANT - The person designated to receive annuity payments during Annuitization and upon whose continuation of life any annuity payment involving life contingencies depends. The Annuitant may be changed prior to the Annuitization Date with the consent of the Company.

ANNUITIZATION - The period during which annuity payments are received.

ANNUITIZATION DATE - The date on which annuity payments commence at Annuitization.

ANNUITY COMMENCEMENT DATE - The date on which annuity payments are scheduled to commence. The Annuity Commencement Date is shown on the data page of the Contract. The Annuity Commencement Date may be changed by the Contract Owner with the consent of the Company.

ANNUITY PAYMENT OPTION - The chosen form of annuity payments. Several options are available under this Contract.

ANNUITY UNIT - An accounting unit of measure used to calculate the value of Variable Annuity payments.

BENEFICIARY - The person designated to receive certain benefits under the Contract when the Annuitant dies prior to the Annuitization Date. The Beneficiary can be changed by the Contract Owner as set forth in the Contract.

CODE - The Internal Revenue Code of 1986, as amended.

COMPANY- Nationwide Life Insurance Company.

CONTINGENT ANNUITANT - The person who may be the recipient of certain rights or benefits under the Contract when the Annuitant dies before the Annuitization Date. If a Contingent Annuitant is designated and the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. A Contingent Annuitant may not be named for Contracts issued as Qualified Contracts, IRAs or Tax Sheltered Annuities.

CONTINGENT BENEFICIARY - The person designated to be the Beneficiary if the named Beneficiary is not living at the time of the death of the Annuitant.

CONTINGENT OWNER - A Contingent Owner succeeds to the rights of the Contract Owner upon the Contract Owner's death before Annuitization. A Contingent Owner may not be named for Contracts issued as Qualified Contracts, IRAs or Tax Sheltered Annuities.

CONTRACT - The Deferred Variable Annuity Contract described in this prospectus.

CONTRACT ANNIVERSARY - An anniversary of the Date of Issue of the Contract.

CONTRACT OWNER (OWNER) - The person who possesses all rights under the Contract, including the right to designate and change any designations of the Contract Owner, Beneficiary, Annuitant, Contingent Annuitant, Contingent Beneficiary, Contingent Owner, Annuity Payment Option, and the Annuity Commencement Date. The Contract Owner is the person named as Owner on the application, unless changed.

CONTRACT VALUE - The sum of the value of all Accumulation Units attributable to the Contract plus any amount held under the Contract in the Fixed Account.

CONTRACT YEAR - Each year the Contract remains in force, commencing with the Date of Issue.

DATE OF ISSUE - The date shown as the Date of Issue on the data page of the Contract.

DEATH BENEFIT - The benefit which is payable upon the death of the Annuitant or the Contingent Annuitant, if applicable. This benefit does not apply upon the death of the Contract Owner when the Contract Owner and Annuitant are not the same person. If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be as specified in the Annuity Payment Option elected.

DISTRIBUTION - Any payment of part or all of the Contract Value.

ERISA - The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option which is funded by the General Account of the Company.

                                    4 of 96

FIXED PAYMENT ANNUITY - An annuity providing for payments which are guaranteed by the Company as to dollar amount during Annuitization.

GENERAL ACCOUNT- All assets of the Company other than those of the Variable Account or in other separate accounts that have been or may be established by the Company.

HOME OFFICE - The main office of the Company located in Columbus, Ohio.

INDIVIDUAL RETIREMENT ANNUITY (IRA) - An annuity which qualifies for favorable tax treatment under Section 408 of the Code.

INTEREST RATE GUARANTEE PERIOD - The interval of time during which an interest rate credited to the Fixed Account is guaranteed to remain the same. For new Purchase Payments allocated to the Fixed Account or transfers from the Variable Account, this period begins upon the date of deposit or transfer and ends at the end of the calendar quarter at least one year (but not more than 15 months) from deposit or transfer. At the end of an Interest Rate Guarantee Period, a new interest rate is declared with an Interest Rate Guarantee Period starting at the end of the prior period and ending at the end of the calendar quarter one year later.

JOINT OWNER - The Joint Owner possesses an undivided interest in the entire Contract, in conjunction with the Contract Owner. If a Joint Owner is named in the application, references to "Contract Owner" or "Owner" or "Joint Owner" in this prospectus, unless otherwise indicated, will apply to both the Contract Owner and Joint Owner or either of them. Joint Ownership may be selected only for Non-Qualified Contracts.

NET ASSET VALUE - The value of one share of an Underlying Mutual Fund at the end of a market day or at the close of the New York Stock Exchange. Net Asset Value is computed by adding the value of all portfolio holdings plus other assets, deducting charges and then dividing the result by the number of shares outstanding.

NON-QUALIFIED CONTRACT - A contract which does not qualify for favorable tax treatment under Sections 401 and 403(a) (Qualified Plans), 408 (IRAs) or 403(b) (Tax Sheltered Annuities) of the Code.

PLAN PARTICIPANT - The person for whom contributions are being made to a Qualified Contract or Tax Sheltered Annuity either through employer contributions or employee salary reduction contributions.

PURCHASE PAYMENT - A deposit of new value into the Contract. The term "Purchase Payment" does not include transfers between the Variable Account and the Fixed Account, or among the Sub-Accounts.

QUALIFIED CONTRACT - A contract issued to fund a Qualified Plan.

QUALIFIED PLANS - Retirement plans which receive favorable tax treatment under Sections 401 or 403(a) of the Code.

SUB-ACCOUNTS - Separate and distinct divisions of the Variable Account, to which specific Underlying Mutual Fund shares are allocated and for which Accumulation Units and Annuity Units are separately maintained.

TAX SHELTERED ANNUITY - An annuity which qualifies for favorable tax treatment
under Section 403(b) of the   Code.

UNDERLYING MUTUAL FUND - A registered open-end management investment company in which the assets of the Sub-Accounts will be invested.

VALUATION DATE - Each day the New York Stock Exchange and the Company's Home Office are open for business or any other day during which there is a sufficient degree of trading of the Underlying Mutual Fund shares that the current Variable Account Contract Value might be materially affected.

VALUATION PERIOD - The period of time commencing at the close of a Valuation Date and ending at the close of business for the next succeeding Valuation Date.

VARIABLE ACCOUNT - The Nationwide Variable Account-4, a separate investment account of the Company into which Variable Account Purchase Payments are allocated. The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate Underlying Mutual Fund.

VARIABLE PAYMENT ANNUITY - An annuity providing for payments which are not predetermined or guaranteed as to dollar amount and which vary in amount with the investment experience of the Variable Account.

                                    5 of 96


                                                    TABLE OF CONTENTS
GLOSSARY OF SPECIAL TERMS.............................................................................................2
SUMMARY OF CONTRACT EXPENSES..........................................................................................6
UNDERLYING MUTUAL FUND ANNUAL EXPENSES................................................................................7
EXAMPLE...............................................................................................................8
SYNOPSIS..............................................................................................................9
CONDENSED FINANCIAL INFORMATION......................................................................................10
NATIONWIDE LIFE INSURANCE COMPANY....................................................................................12
THE VARIABLE ACCOUNT.................................................................................................12
         Underlying Mutual Fund Options..............................................................................12
         Voting Rights...............................................................................................14
         Substitution of Securities..................................................................................14
VARIABLE ACCOUNT CHARGES AND OTHER DEDUCTIONS........................................................................14
         Expenses of the Variable Account............................................................................14
         Mortality Risk Charge.......................................................................................15
         Expense Risk Charge.........................................................................................15
         Contract Maintenance Charge ................................................................................15
         Administration Charge.......................................................................................15
         Contingent Deferred Sales Charge ("CDSC")...................................................................15
         Elimination of CDSC.........................................................................................16
         Premium Taxes...............................................................................................17
OPERATION OF THE CONTRACT............................................................................................17
         Investments of the Variable Account.........................................................................17
         Allocation of Purchase Payments and Contract Value..........................................................17
         Value of an Accumulation Unit...............................................................................18
         Net Investment Factor.......................................................................................18
         Determining the Contract Value..............................................................................18
         Right to Revoke.............................................................................................18
         Transfers...................................................................................................19
         Contract Ownership..........................................................................................20
         Joint Ownership.............................................................................................20
         Contingent Ownership........................................................................................20
         Beneficiary.................................................................................................20
         Surrender (Redemption)......................................................................................21
         Surrenders Under a Qualified Contract or Tax Sheltered Annuity..............................................21
         Loan Privilege..............................................................................................22
         Assignment..................................................................................................23
CONTRACT OWNER SERVICES..............................................................................................24
         Dollar Cost Averaging.......................................................................................24
         Systematic Withdrawals......................................................................................24
ANNUITY PAYMENT PERIOD, DEATH BENEFIT AND OTHER DISTRIBUTIONS........................................................24
         Annuity Commencement Date...................................................................................24
         Annuitization...............................................................................................24
         Fixed Payment Annuity - First and Subsequent Payments.......................................................25
         Variable Payment Annuity - First and Subsequent Payments....................................................25
         Variable Payment Annuity - Assumed Investment Rate..........................................................25
         Variable Payment Annuity - Value of an Annuity Unit.........................................................25
         Variable Payment Annuity - Exchanges Among Underlying Mutual Fund Options...................................25
         Frequency and Amount of Annuity Payments....................................................................25
         Annuity Payment Options.....................................................................................26
         Death of Contract Owner - Non-Qualified Contracts...........................................................26
         Death of Annuitant - Non-Qualified Contracts................................................................26
         Death of the Contract Owner/Annuitant.......................................................................27
         Death Benefit Payment.......................................................................................27
         Required Distributions for Non-Qualified Contracts..........................................................27


                                    6 of 96







         Required Distributions for Qualified Plans or Tax Sheltered Annuities.......................................28
         Required Distributions for IRAs.............................................................................29
FEDERAL TAX CONSIDERATIONS...........................................................................................30
         Federal Income Taxes .......................................................................................30
         Puerto Rico.................................................................................................30
         Non-Qualified Contracts - Natural Persons as Contract Owners................................................31
         Non-Qualified Contracts - Non-Natural Persons as Contract Owners............................................32
         Qualified Plans, IRAs and Tax Sheltered Annuities...........................................................32
         Withholding.................................................................................................33
         Non-Resident Aliens.........................................................................................33
         Federal Estate, Gift, and Generation Skipping Transfer Taxes................................................33
         Charge for Tax..............................................................................................34
         Diversification.............................................................................................34
         Tax Changes.................................................................................................34
GENERAL INFORMATION..................................................................................................35
         Contract Owner Inquiries....................................................................................35
         Statements and Reports......................................................................................35
YEAR 2000 COMPLIANCE ISSUES..........................................................................................35
LEGAL PROCEEDINGS....................................................................................................35
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.............................................................36
APPENDIX.............................................................................................................37

                                    7 of 96

                                          SUMMARY OF CONTRACT EXPENSES
CONTRACT OWNER TRANSACTION EXPENSES
       Maximum Contingent Deferred Sales Charge(1)..................................................    7.00  %
       (as a percentage of Purchase Payments)


                         RANGE OF CONTINGENT DEFERRED SALES CHARGE OVER TIME

           Number of Completed Years from                       Contingent Deferred Sales Load
              Date of Purchase Payment                                    Percentage
                         0                                                    7%
                         1                                                    6%
                         2                                                    5%
                         3                                                    4%
                         4                                                    3%
                         5                                                    2%
                         6                                                    1%
                         7                                                    0%

ANNUAL CONTRACT MAINTENANCE CHARGE(2)...............................................................    $30
VARIABLE ACCOUNT ANNUAL EXPENSES
       Mortality and Expense Risk Charges...........................................................   1.25   %
       Administration Charge........................................................................   0.05   %
           Total Variable Account Annual Expenses...................................................   1.30   %


(1) During the first Contract Year, the Contract Owner may withdraw without a Contingent Deferred Sales Charge ("CDSC") any amount in order for the Contract to meet minimum distribution requirements under the Code. Starting with the second year after a Purchase Payment has been made, the Contract Owner may withdraw without a CDSC, the greater of: (a) an amount equal to 10% of that Purchase Payment or (b) any amount withdrawn in order for the Contract to meet minimum distribution requirements under the Code. Withdrawals may be restricted for Contracts issued pursuant to the terms of a Tax Sheltered Annuity Plan or other Qualified Plan. This CDSC-free withdrawal privilege is non-cumulative; free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year (see "Contingent Deferred Sales Charge" for additional waiver provisions).

(2) The Contract Maintenance Charge is deducted on each Contract Anniversary and in any year in which the entire Contract Value is surrendered on the date of surrender (see "Contract Maintenance Charge").

                                    8 of 96

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES(3)
             (as a percentage of Underlying Mutual Fund net assets)


                                                                                                       Total Mutual Fund
                                                   Management Fees            Other Expenses               Expenses
                                                   ---------------            --------------           ------------------
Greenwich Street Series Fund -Intermediate              0.40%                      0.55%                     0.95%
High Grade Portfolio
Greenwich Street Series Fund -Total Return              0.55%                      0.24%                     0.79%
Portfolio
Smith Barney Variable Account Funds -                   0.60%                      0.17%                     0.77%
Income and Growth Portfolio
Smith Barney Variable Account Funds -                   0.45%                      0.55%                     1.00%
Reserve Account Portfolio*
Smith Barney Variable Account Funds - U.S.              0.45%                      0.55%                     1.00%
Government/High Quality Securities
Portfolio*
Travelers  Series Fund,  Inc. - Smith Barney            0.65%                      0.04%                     0.69%
Large Cap Value Portfolio
Travelers Series Fund, Inc. - Smith Barney              0.90%                      0.11%                     1.01%
International Equity Portfolio
Travelers Series Fund, Inc. - Smith Barney              0.60%                      0.05%                     0.65%
Money Market Portfolio

(3) The Mutual Fund expenses shown above are assessed at the Underlying Mutual Fund level and are not direct charges against Variable Account assets or reductions from Contract Values. These Underlying Mutual Fund expenses are taken into consideration in computing each Underlying Mutual Fund's Net Asset Value, which is the share price used to calculate the unit values of the Variable Account. The information relating to the Underlying Mutual Fund expenses was provided by the Underlying Mutual Fund and was not independently verified by the Company. The management fees and other expenses are more fully described in the prospectuses for each Underlying Mutual Fund. Except as otherwise noted, the Management Fees and Other Expenses are not currently subject to fee waivers or expense reimbursements.

* The investment advisers for the indicated Underlying Mutual Funds have voluntarily agreed to reimburse a portion of the management fees and/or other expenses resulting in a reduction of total expenses. Absent any partial reimbursement, "Management Fees" and "Other Expenses" would have been 0.45% and 0.82% for Smith Barney Variable Account Funds Reserve Account Portfolio; and 0.45% and 1.04% for the Smith Barney Variable Account Funds - U.S. Government/High Quality Securities Portfolio.

                                    9 of 96

                                    EXAMPLE

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 investment and 5% annual return. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown below. The expense amounts presented are derived from a formula which allows the $30 Contract Maintenance Charge to be expressed as a percentage of the average Contract account size for existing Contracts. Since the average Contract account size is greater than $1000, the expense effect of the Contract Maintenance Charge is reduced accordingly.


                                  If you surrender your    If you do not surrender     If you annuitize your
                                 Contract at the end of    your Contract at the end   Contract at the end of
                                   the applicable time      of the applicable time      the applicable time
                                         period                     period                    period
                                 ----------------------    -------------------------   ---------------------
                                  1     3    5      10     1      3     5      10      1    3     5     10
                                 Yr.   Yrs.  Yrs.  Yrs.    Yr.   Yrs.   Yrs.   Yrs.   Yr.  Yrs.   Yrs.   Yrs.
                                 ---   ---   ---   ---     ---   ---    ---    ---    ---  ---    ---    ---

Greenwich Street Series Fund -   94    120    155   274    24     75    128    274     *    75    128    274
Intermediate High Grade
Portfolio
Greenwich Street Series Fund -   93    115    147   257    23     70    120    257     *    70    120    257
Total Return Portfolio
Smith Barney Variable Account    92    114    146   255    22     69    119    255     *    69    119    255
Funds- Income and Growth
Portfolio
Smith Barney Variable Account    95    122    158   279    25     77    131    279     *    77    131    279
Funds- Reserve Account
Portfolio
Smith Barney Variable Account    95    122    158   279    25     77    131    279     *    77    131    279
Funds - U.S. Government/High
Quality Securities Portfolio
Travelers Series Fund, Inc. -    92    112    141   246    22     67    114    246     *    67    114    246
Smith Barney Large Cap Value
Portfolio
Travelers Series Fund, Inc. -    95    122    158   280    25     77    131    280     *    77    131    280
Smith Barney International
Equity Portfolio
Travelers Series Fund, Inc. -    91    110    139   242    21     65    112    242     *    65    112    242
Smith Barney Money Market
Portfolio


* The Contracts sold under this prospectus do not permit Annuitization during the first two Contract Years.


The purpose of the Summary of Contract Expenses and Example is to assist the Contract Owner in understanding the various costs and expenses that will be borne directly or indirectly when investing in the Contract. The expenses of the Variable Account as well as those of the Smith Barney Variable Account Funds, are reflected in the Example. For more complete descriptions of the expenses of the Variable Account, see "Variable Account Charges, Purchase Payments, and Other Deductions." For more complete information regarding expenses paid out of the assets of the Underlying Mutual Funds, see the prospectus for each Underlying Mutual Fund. Deductions for premium taxes may also apply but are not reflected in the Example shown above (see "Premium Taxes").

                                    10 of 96

                                    SYNOPSIS


The  Contracts  described in this  prospectus  can be  categorized  as:
1)  Non-Qualified,  (2) IRAs,  (3) Tax  Sheltered Annuities, and (4) Qualified.

The initial first year Purchase Payment must be at least $1,500 for Non-Qualified Contracts. However, if periodic payments are expected by the Company, this initial first year minimum may be satisfied by Purchase Payments made on an annualized basis. The cumulative total of all purchase payments under contracts issued by the Company on the life of any one Annuitant may not exceed $1,000,000 without the prior consent of the Company (see "Allocation of Purchase Payments and Contract Value").

The Company does not deduct a sales charge from Purchase Payments made for these Contracts. However, if any part of the Contract Value is surrendered, the Company will, with certain exceptions, deduct from the Contract Value a CDSC not to exceed 7% of the lesser of the total of all Purchase Payments made within 84 months prior to the date of the request to surrender, or the amount surrendered. This charge, when applicable, is imposed to permit the Company to recover sales expenses which have been advanced by the Company (see "Contingent Deferred Sales Charge").

The Company deducts a Mortality Risk Charge equal to an annual rate of 0.80% of the daily net assets of the Variable Account for mortality risk assumed by the Company (see "Mortality Risk Charge"). The Company deducts an Expense Risk Charge equal to an annual rate of 0.45% of the daily net assets of the Variable Account as compensation for the Company's risk in undertaking not to increase administrative charges on the Contracts regardless of the actual administrative costs (see "Expense Risk Charge").



In addition, on each Contract Anniversary the Company will deduct an annual Contract Maintenance Charge of $30 from the Contracts. The Company will also assess an Administration Charge equal to an annual rate of 0.05% of the daily net assets of the Variable Account. These charges are to reimburse the Company for administrative expenses related to the issuance and maintenance of the Contracts (see "Contract Maintenance Charge" and "Administration Charge").



Upon Annuitization, the selected Annuity Payment Option will begin (see "Annuity Payment Options"). However, if the net amount to be applied to any Annuity Payment Option at the Annuitization Date is less than $500, the Contract Value may be distributed in lump sum in lieu of annuity payments. If any annuity payment would be less than $20, the Company reserves the right to change the frequency of payments to such intervals as will result in payments of at least $20. In no event will annuity payments be made less frequently than annually (see "Frequency and Amount of Annuity Payments").

Taxation of the Contracts will depend on the type of Contract issued (see "Federal Income Taxes"). The Company will charge against the Purchase Payments or the Contract Value the amount of any premium taxes levied by a state or any other governmental entity (see "Premium Taxes").

The Contract Owner has a ten day free look to examine the Contract. Within ten days of the date the Contract is received, it may be returned for any reason to the Home Office, at the address shown on page 1 of this prospectus. If the Contract is returned to the Company in a timely manner, the Company will void the Contract and refund the Contract Value in full, unless otherwise required. All IRA refunds will be a return of Purchase Payments (see "Right to Revoke").

                                    11 of 96

CONDENSED FINANCIAL INFORMATION
Accumulation Unit values for an Accumulation Unit outstanding throughout the period.



                            ACCUMULATION UNIT   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION
                           VALUE AT BEGINNING            AT END            UNITS OUTSTANDING AT
          FUND                  OF PERIOD              OF PERIOD           THE END OF THE PERIOD     YEAR

Greenwich Street Series          10.400005             11.154442                        0             1997
Fund- Intermediate High   ---------------------------------------------------------------------------------------
Grade Portfolio-Q                10.352228             10.400005                        0             1996
                          ---------------------------------------------------------------------------------------
                                 10.000000             10.352228                        0             1995*
                          ---------------------------------------------------------------------------------------
Greenwich Street Series          10.400005             11.154442                   10,572             1997
Fund- Intermediate High   ---------------------------------------------------------------------------------------
Grade Portfolio-NQ               10.352228             10.400005                    6,337             1996
                          ---------------------------------------------------------------------------------------
                                 10.000000             10.352228                        0             1995*
                          ---------------------------------------------------------------------------------------
Greenwich Street Series          12.493974             14.408364                    3,599             1997
Fund- Total Return        ---------------------------------------------------------------------------------------
Portfolio-Q                      10.091170             12.493974                        0             1996
                          ---------------------------------------------------------------------------------------
                                 10.000000             10.091170                        0             1995*
                          ---------------------------------------------------------------------------------------
Greenwich Street Series          12.493974             14.408364                   14,191             1997
Fund- Total Return        ---------------------------------------------------------------------------------------
Portfolio-NQ                     10.091170             12.493974                    9,304             1996
                          ---------------------------------------------------------------------------------------
                                 10.000000             10.091170                    8,749             1995*
                          ---------------------------------------------------------------------------------------
Smith Barney Variable            22.203232             28.070505                  103,113             1997
Account Funds - Income    ---------------------------------------------------------------------------------------
and Growth Portfolio-Q           18.563463             22.203232                  150,416             1996
                          ---------------------------------------------------------------------------------------
                                 14.755003             18.563463                  328,357             1995
                          ---------------------------------------------------------------------------------------
                                 15.427358             14.755003                  391,641             1994
                          ---------------------------------------------------------------------------------------
                                 13.204279             15.427358                  389,488             1993
                          ---------------------------------------------------------------------------------------
                                 11.987667             13.204279                  394,373             1992
                          ---------------------------------------------------------------------------------------
                                  9.224686             11.987667                  385,815             1991
                          ---------------------------------------------------------------------------------------
                                 10.208954              9.224686                  411,723             1990
                          ---------------------------------------------------------------------------------------
                                 10.000000             10.208954                  351,520             1989***
                          ---------------------------------------------------------------------------------------
Smith Barney Variable            22.203232             28.070505                  474,875             1997
Account Funds - Income    ---------------------------------------------------------------------------------------
and Growth Portfolio-NQ          18.563463             22.203232                  787,824             1996
                          ---------------------------------------------------------------------------------------
                                 14.755003             18.563463                1,274,983             1995
                          ---------------------------------------------------------------------------------------
                                 15.427358             14.755003                1,468,610             1994
                          ---------------------------------------------------------------------------------------
                                 13.204279             15.427358                1,593,796             1993
                          ---------------------------------------------------------------------------------------
                                 11.987667             13.204279                1,607,342             1992
                          ---------------------------------------------------------------------------------------
                                  9.224686             11.987667                1,591,826             1991
                          ---------------------------------------------------------------------------------------
                                 10.208954              9.224686                1,521,753             1990
                          ---------------------------------------------------------------------------------------
                                 10.000000             10.208954                  974,189             1989***
                          ---------------------------------------------------------------------------------------
Smith Barney Variable            13.892407             13.898977                    1,140             1997
Account Funds - Reserve   ---------------------------------------------------------------------------------------
Account Portfolio-Q              13.842323             13.892407                    2,354             1996
                          ---------------------------------------------------------------------------------------
                                 12.884883             13.842323                   12,028             1995
                          ---------------------------------------------------------------------------------------
                                 12.798932             12.884883                   38,755             1994
                          ---------------------------------------------------------------------------------------
                                 12.397510             12.798932                   45,115             1993
                          ---------------------------------------------------------------------------------------
                                 11.984895             12.397510                   50,467             1992
                          ---------------------------------------------------------------------------------------
                                 10.971326             11.984895                   58,254             1991
                          ---------------------------------------------------------------------------------------
                                 10.264616             10.971326                   61,299             1990
                          ---------------------------------------------------------------------------------------
                                 10.000000             10.264616                   47,686             1989***
                          ---------------------------------------------------------------------------------------
Smith Barney Variable            13.892407             13.898977                    5,835             1997
Account Funds - Reserve   ---------------------------------------------------------------------------------------
Account Portfolio-NQ             13.842323             13.892407                   28,925             1996
                          ---------------------------------------------------------------------------------------
                                 12.884883             13.842323                  155,064             1995
                          ---------------------------------------------------------------------------------------
                                 12.798932             12.884883                  157,363             1994
                          ---------------------------------------------------------------------------------------
                                 12.397510             12.798932                  159,188             1993
                          ---------------------------------------------------------------------------------------
                                 11.984895             12.397510                  189,446             1992
                          ---------------------------------------------------------------------------------------
                                 10.971326             11.984895                  203,304             1991
                          ---------------------------------------------------------------------------------------
                                 10.264616             10.971326                  206,523             1990
                          ---------------------------------------------------------------------------------------
                                 10.000000             10.264616                   73,464             1989***
                          ---------------------------------------------------------------------------------------

                                       10

                                    12 of 96


                            ACCUMULATION UNIT   ACCUMULATION UNIT VALUE  NUMBER OF ACCUMULATION
                           VALUE AT BEGINNING            AT END           UNITS OUTSTANDING AT
          FUND                  OF PERIOD              OF PERIOD          THE END OF THE PERIOD       YEAR

Smith Barney Variable            15.552677             16.183499                   23,030             1997
Account Funds- U.S.       ---------------------------------------------------------------------------------------
Government/High                  15.237150             15.552677                   24,413             1996
Quality Securities        ---------------------------------------------------------------------------------------
Portfolio-Q                      13.168331             15.237150                   48,719             1995
                          ---------------------------------------------------------------------------------------
                                 13.398138             13.168331                   55,926             1994
                          ---------------------------------------------------------------------------------------
                                 12.815045             13.398138                   55,085             1993
                          ---------------------------------------------------------------------------------------
                                 12.147363             12.815045                   70,238             1992
                          ---------------------------------------------------------------------------------------
                                 10.926752             12.147363                   60,692             1991
                          ---------------------------------------------------------------------------------------
                                 10.232806             10.926752                   52,872             1990
                          ---------------------------------------------------------------------------------------
                                 10.000000             10.232806                   29,407             1989***
-----------------------------------------------------------------------------------------------------------------
Smith Barney Variable            15.552677             16.183499                   76,489             1997
Account Funds - U.S.      ---------------------------------------------------------------------------------------
Government/High                  15.237150             15.552677                  160,543             1996
Quality Securities        ---------------------------------------------------------------------------------------
Portfolio-NQ                     13.168331             15.237150                  269,814             1995
                          ---------------------------------------------------------------------------------------
                                 13.398138             13.168331                  311,366             1994
                          ---------------------------------------------------------------------------------------
                                 12.815045             13.398138                  351,868             1993
                          ---------------------------------------------------------------------------------------
                                 12.147363             12.815045                  360,174             1992
                          ---------------------------------------------------------------------------------------
                                 10.926752             12.147363                  341,495             1991
                          ---------------------------------------------------------------------------------------
                                 10.232806             10.926752                  297,896             1990
                          ---------------------------------------------------------------------------------------
                                 10.000000             10.232806                  164,406             1989***
-----------------------------------------------------------------------------------------------------------------
Travelers Series Fund,           11.311556             14.137466                    5,405             1997
Inc.- Smith Barney        ---------------------------------------------------------------------------------------
Large Cap Value                  10.000000             11.311556                    5,407             1996**
Portfolio-Q               ---------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Travelers Series Fund,           11.311556             14.137466                   44,242             1997
Inc.- Smith Barney        ---------------------------------------------------------------------------------------
Large Cap Value                  10.000000             11.311556                   39,842             1996**
Portfolio-NQ              ---------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Travelers Series Fund,           11.688162             11.848492                    7,492             1997
Inc.- Smith Barney        ---------------------------------------------------------------------------------------
International Equity             10.059780             11.688162                    3,520             1996
Portfolio Q               ---------------------------------------------------------------------------------------
                                 10.000000             10.059780                    3,623             1995*0
-----------------------------------------------------------------------------------------------------------------
Travelers Series Fund,           11.688162             11.848492                   21,554             1997
Inc.- Smith Barney        ---------------------------------------------------------------------------------------
International Equity             10.059780             11.688162                   42,195             1996
Portfolio NQ              ---------------------------------------------------------------------------------------
                                 10.000000             10.059780                   22,196             1995*
-----------------------------------------------------------------------------------------------------------------
Travelers Series Fund,           10.470929             10.860417                        0             1997
Inc.- Smith Barney Money  ---------------------------------------------------------------------------------------
Market Portfolio -Q              10.111872             10.470929                        0             1996
                          ---------------------------------------------------------------------------------------
                                 10.000000             10.111872                        0             1995*
-----------------------------------------------------------------------------------------------------------------
Travelers Series Fund,           10.470929             10.860417                   56,760             1997
Inc.- Smith Barney Money  ---------------------------------------------------------------------------------------
Market Portfolio -NQ             10.111872             10.470929                   37,736             1996
                          ---------------------------------------------------------------------------------------
                                 10.000000             10.111872                        0             1995*
-----------------------------------------------------------------------------------------------------------------

  * The Greenwich Street Series Fund-Intermediate High Grade Portfolio, Greenwich Street Series Fund-Total Return Portfolio, Travelers Series Fund, Inc.-Smith Barney International Equity Portfolio, and Travelers Series Fund, Inc.-Smith Barney Money Market Portfolio, were added effective September 18, 1995. Consequently, the condensed financial information reflects the accumulation unit outstanding for the period from September 18, 1995 to December 31, 1995.

 ** The Travelers Series Fund, Inc.-Smith Barney Large Cap Value Portfolio was added effective July 17, 1996. Consequently, the condensed financial information reflects the accumulation unit outstanding for the period from July 17, 1996 to December 31, 1996.


*** Approximate six months ended December 31,1989 (commencement of operations was July 10,1989).

                                    13 of 96

                        NATIONWIDE LIFE INSURANCE COMPANY


The Company is a stock life insurance company organized under the laws of the state of Ohio in March 1929. The Company is a member of the "Nationwide Insurance Enterprise" with its Home Office at One Nationwide Plaza, Columbus, Ohio 43216-6609. The Company offers a complete line of life insurance, annuities, and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico. The Contracts are distributed by the General Distributor, Smith Barney, Inc.

                              THE VARIABLE ACCOUNT

The Variable Account was established by the Company on October 7, 1987, pursuant to Ohio law. The Company has caused the Variable Account to be registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision of the management of the Variable Account or the Company by the SEC.

The Variable Account is a separate investment account of the Company and as such, is not chargeable with liabilities arising out of any other business the Company may conduct. The Company does not guarantee the investment performance of the Variable Account. Obligations under the Contracts, however, are obligations of the Company. Income, gains and losses of the Variable Account, whether or not realized, are credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company.

Purchase Payments are allocated within the Variable Account among one or more Sub-Accounts corresponding to one or more of the Underlying Mutual Fund option(s) designated by the Contract Owner. There are two Sub-Accounts within the Variable Account for each of the Underlying Mutual Fund options which may be designated by the Contract Owner. One such Sub-Account contains the Underlying Mutual Fund shares attributable to Accumulation Units under Qualified Contracts and one such Sub-Account contains the Underlying Mutual Fund shares attributable to Accumulation Units under Non-Qualified Contracts.

UNDERLYING MUTUAL FUND OPTIONS

A Contract Owner may choose from among a number of different Underlying Mutual Fund options. See below for a summary of investment objectives for each Underlying Mutual Fund. More detailed information may be found in the current prospectus for each Underlying Mutual Fund. Prospectuses for the Underlying Mutual Funds should be read in conjunction with this prospectus. A copy of each prospectus may be obtained without charge from the Company by calling 1-800-562-2969, TDD 1-800-238-3035, or writing P.O. Box 16609, Columbus, Ohio
43216-6609.

The Underlying Mutual Fund options are NOT available to the general public directly. The Underlying Mutual Funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the Underlying Mutual Funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Underlying Mutual Funds may be similar to, and may in fact be modeled after publicly traded mutual funds, Contract purchasers should understand that the Underlying Mutual Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding Underlying Mutual Funds may differ substantially.

The Underlying Mutual Funds may also be available to registered separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts of the Company. Although the Company does not anticipate disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts in which the Underlying Mutual Funds participate. A conflict may occur due to a number of reasons including a change in law affecting the operations of variable life insurance policies and variable annuity contracts or differences in the voting instructions of the Contract Owners and those of other companies. In the event of conflict, the Company will take any steps necessary to protect the Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the Underlying Mutual Fund(s) involved in the conflict.

                                    14 of 96

Below are the investment objectives of each Underlying Mutual Fund available through the Variable Account. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

GREENWICH STREET SERIES FUND (FORMERLY, SMITH BARNEY SERIES FUND)
The Greenwich Street Series Fund is a diversified, open-end management investment company organized on May 13, 1991 under the laws of The Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts Business Trust." The Greenwich Street Series Fund is managed by Mutual Management Corp. ("MMC"), a wholly-owned subsidiary of Salomon Smith Barney Holdings Inc., which is in turn, a wholly-owned subsidiary of Travelers Group, Inc.
         -INTERMEDIATE HIGH GRADE PORTFOLIO Investment Objective: To provide as high a level of current income as is consistent with the protection of capital. The Portfolio will invest in high quality intermediate-term U.S. government securities and corporate bonds of U.S. issuers.


         -TOTAL RETURN PORTFOLIO Investment Objective: To provide shareholders with total return, consisting of long-term capital appreciation and income. This Portfolio will invest primarily in a diversified portfolio of dividend-paying common stocks.


SMITH BARNEY VARIABLE ACCOUNT FUNDS
Smith Barney Variable Account Funds was organized as a Massachusetts business trust on December 18, 1986, and is an open-end, diversified, management investment company. Smith Barney Variable Account Funds offers a choice of shares in three separate Portfolios, each with its own investment objectives. Currently, shares of the portfolios are offered only to insurance company separate accounts which fund certain variable annuity and variable life insurance contracts. Smith Barney Variable Account Funds is managed by Mutual Management Corp. ("MMC"), a wholly-owned subsidiary of Salomon Smith Barney Holdings Inc., which is in turn, a wholly-owned subsidiary of Travelers Group, Inc.

         -THE INCOME AND GROWTH PORTFOLIO Investment Objective: To seek current income and long-term growth of income and capital. It invests primarily, but not exclusively, in common stocks.


         -THE RESERVE ACCOUNT PORTFOLIO Investment Objective: To seek current income from a portfolio of money market instruments and other high quality debt obligations with limited maturities and employs an immunization strategy to minimize the risk of loss of account value.


         -THE U.S. GOVERNMENT/HIGH QUALITY SECURITIES PORTFOLIO Investment
         Objective: To seek high current income and security of principal from a portfolio consisting primarily of U.S. Government Obligations and other high quality debt securities.

TRAVELERS SERIES FUND INC.
Travelers Series Fund Inc. is an open-end, diversified, management investment company incorporated in Maryland on February 22, 1994. Currently, shares of the Travelers Series Fund, Inc. are offered only to insurance company separate accounts which fund certain variable annuity and variable life insurance contracts. The Travelers Series Fund, Inc. is managed by Mutual Management Corp. ("MMC"), a wholly-owned subsidiary of Salomon Smith Barney Holdings Inc., which is in turn, a wholly-owned subsidiary of Travelers Group, Inc.


         -SMITH BARNEY LARGE CAP VALUE PORTFOLIO (FORMERLY, SMITH BARNEY GROWTH
          AND INCOME PORTFOLIO)
         Investment Objective: To obtain current income as well as long-term growth of income and capital by investing primarily, but not exclusively, in common stocks. Under normal market conditions at least 65% of the Portfolio's assets will be invested in equity securities. The Portfolio may also purchase preferred stocks and convertible securities. Under unusual economic or market conditions as determined by MMC, for defensive purposes the Portfolio may temporarily invest all or a major portion of its assets in short-term U.S.
         Government securities.

                                    15 of 96

         -SMITH BARNEY INTERNATIONAL EQUITY PORTFOLIO
         Investment Objective: To seek total return on its assets from growth of capital and income. The Portfolio seeks to achieve its objective by investing at least 65% of its assets in a diversified portfolio of equity securities of established non-U.S. issuers.


         -SMITH BARNEY MONEY MARKET PORTFOLIO
         Investment Objective: To seek maximum current income and preservation of capital by investing in bank obligations and high quality commercial paper, corporate obligations and municipal obligations, in addition to U.S. government securities and related repurchase agreements.

VOTING RIGHTS

Voting rights under the Contracts apply ONLY with respect to amounts allocated to the Variable Account.


In accordance with its view of applicable law, the Company will vote the shares of the Underlying Mutual Funds held at regular and special meetings of the shareholders. These shares will be voted in accordance with instructions received from Contract Owners. If the 1940 Act changes or any regulation thereunder is amended or if the present interpretation changes permitting the Company to vote the shares of the Underlying Mutual Funds in its own right, it may elect to do so.

The Contract Owner is the person who has the voting interest under the Contract. The number of Underlying Mutual Fund shares attributable to each Contract Owner is determined by dividing the Contract Owner's interest in each respective Sub-Account by the Net Asset Value of the Underlying Mutual Fund corresponding to the Sub-Account. The number of shares which may be voted will be determined as of the date to be chosen by the Company not more than 90 days prior to the meeting of the Underlying Mutual Fund. Each person having a voting interest will receive periodic reports relating to the Underlying Mutual Fund, proxy material and a form with which to give such voting instructions.



Voting instructions will be solicited by written communication at least 21 days prior to such meeting. Underlying Mutual Fund shares as to which no timely instructions are received will be voted by the Company in the same proportion as the voting instructions which are received with respect to all contracts participating in the Variable Account.


SUBSTITUTION OF SECURITIES


If shares of the Underlying Mutual Fund options are no longer be available for investment by the Variable Account or if, in the judgment of the Company's management, further investment in such Underlying Mutual Fund shares is inappropriate, the Company may eliminate Sub-Accounts, combine two or more Sub-Accounts, or substitute shares of another underlying mutual fund for underlying mutual fund shares already purchased or to be purchased in the future by Purchase Payments under the Contract. No substitution of securities in the Variable Account may take place without prior approval of the SEC.

                  VARIABLE ACCOUNT CHARGES AND OTHER DEDUCTIONS

EXPENSES OF THE VARIABLE ACCOUNT

The Variable Account is responsible for the following expenses: (1) administrative expenses relating to the issuance and maintenance of the Contracts; (2) mortality risk charge associated with guaranteeing the annuity purchase rates at issue for the life of the Contracts; and (3) expense risk charge associated with guaranteeing that the Mortality Risk Charge, Expense Risk Charge, Contract Maintenance Charge and Administration Charge described in this prospectus will not be changed regardless of actual expenses. If these changes are insufficient to cover these expenses, the loss will be borne by the Company.

All of the charges described in this section apply to Variable Account allocations. Allocations to the Fixed Account are subject to CDSC and premium tax deductions, if applicable, but are not subject to charges exclusive to the Variable Account; e.g. the Mortality Risk Charge, the Expense Risk Charge, and the Administration Charge.

                                    16 of 96

MORTALITY RISK CHARGE

The Company deducts a Mortality Risk Charge from the Variable Account. This amount is computed on a daily basis, and is equal to an annual rate of 0.80% of the daily net assets of the Variable Account. By guaranteeing the Contract's annuity rate, the Company assumes the Mortality Risk. These guarantees cannot change regardless of the death rates of persons receiving annuity payments or of the general population. The Company expects to generate a profit from this charge.

EXPENSE RISK CHARGE

The Company deducts an Expense Risk Charge from the Variable Account. This amount is computed on a daily basis, and is equal to an annual rate of 0.45% of the daily net assets of the Variable Account. By guaranteeing the Contract's annuity rate, the Company assumes the Expense Risk. These guarantees cannot change regardless of its actual expenses. The Company expects to generate a profit from this charge.

CONTRACT MAINTENANCE CHARGE

Each year on the Contract Anniversary (and on the date of surrender in any year in which the entire Contract Value is surrendered), the Company deducts a Contract Maintenance Charge of $30 from the Contract Value to reimburse it for administrative expenses relating to the issuance and maintenance of the Contract.

ADMINISTRATION CHARGE

The Company deducts an Administration Charge from the Variable Account. The amount is computed on a daily basis, and is equal to an annual rate of to 0.05% of the daily net assets of the Variable Account. The Administration Charge is designed only to reimburse the Company for administrative expenses.

CONTINGENT DEFERRED SALES CHARGE ("CDSC")

No deduction for a sales charge is made from the Purchase Payments for these Contracts. However, if any part of the Contract Value of the Contracts is surrendered, the Company will, with certain exceptions (see "Elimination of CDSC"), deduct a CDSC not to exceed the lesser of:
         1)    7% of the amount surrendered; or
         2) 7% of the total of all Purchase Payments made within 84 months prior to the date of the request to surrender.

The CDSC, when it is applicable, will be used to cover expenses relating to the sale of the Contracts, including commissions paid to sales personnel, the costs of preparation of sales literature and other promotional activity. The Company attempts to recover its distribution costs relating to the sale of the Contracts from the CDSC. Any shortfall will be made up from the General Account of the Company, which may indirectly include portions of the Mortality and Expense Risk Charges, since the Company expects to generate a profit from these charges. The maximum amount that may be paid to a selling agent on the sale of these Contracts is 5.75% of Purchase Payments.

CDSC is calculated by multiplying the applicable CDSC percentages noted below by the Purchase Payments that are surrendered. For purposes of calculating the CDSC, surrenders are considered to come first from the oldest Purchase Payment made to the Contract, then the next oldest Purchase Payment and so forth. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

                                    17 of 96

The CDSC applies to Purchase Payments as follows:


       NUMBER OF COMPLETED                 CONTINGENT DEFERRED
        YEARS FROM DATE OF                    SALES CHARGE
         PURCHASE PAYMENT                      PERCENTAGE

                0                                  7%
                1                                  6%
                2                                  5%
                3                                  4%
                4                                  3%
                5                                  2%
                6                                  1%
                7                                  0%

ELIMINATION OF CDSC

During the first Contract Year, the Contract Owner may withdraw without a CDSC any amount in order for the Contract to meet minimum distribution requirements under the Code. Starting with the second year after a Purchase Payment has been made, the Contract Owner may withdraw without a CDSC, the greater of: (a) an amount equal to 10% of that Purchase Payment; or (b) any amount withdrawn in order for the Contract to meet minimum distribution requirements under the Code. Withdrawals may be restricted for Contracts issued pursuant to the terms of a Tax Sheltered Annuity Plan or other Qualified Plan. This CDSC-free withdrawal privilege is non-cumulative; free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.


In addition, no CDSC will be deducted:

     (1) upon Annuitization of Contracts which have been in force for at least two years;
     (2) upon payment of a Death Benefit; or
     (3) from any values which have been held in a Contract for at least 84 months.

No CDSC applies upon the transfer of values among the Sub-Accounts or between the Fixed Account and the Variable Account. When a Contract described in this prospectus is exchanged for another Contract issued by the Company or any of its affiliated insurance companies, of the type and class which the Company determines is eligible for such an exchange, the Company may waive the CDSC on the first Contract. A CDSC may apply to the contract received in the exchange.

The CDSC may be eliminated when sales of the Contracts are made to a trustee, employer or similar entity pursuant to a retirement plan or when sales are made in a similar arrangement where offering the Contracts to a group of individuals under such a program results in savings of sales expenses. The entitlement to an elimination of CDSC will be determined by the Company in the following manner:


1. The size of the group to which such sales are to be made will be considered. Generally, the sales expenses for a larger group are smaller than for a smaller group because of the ability to implement a larger number of Contracts with fewer sales contacts.

2. The total amount of Purchase Payments to be received from a group and the manner in which Purchase Payments are remitted will be considered. Per Contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones. Likewise, sales expenses are usually lower when Purchase Payments are remitted on a payroll deduction plan.

3. The purpose for which the Contracts are being purchased will be considered. Certain types of Qualified Plans are more likely to be stable than are others. Such stability reduces the number of sales contacts required, reduces sales administration, and results in fewer Contract terminations. As a result, sales expenses can be reduced.

4. The nature of the group for which the Contracts are being purchased will be considered. Certain types of employee and professional groups are more likely to continue Contract participation for longer periods than are other groups with more mobile membership. If fewer Contracts are surrendered in a given group, the Company's sales expenses are reduced.

                                    18 of 96

5. The cost to the Company of the distribution effort will be considered. Sales without commissions or other standard distribution expenses can result in the elimination of sales charges.
6. There may be other circumstances of which the Company is not presently aware, which could result in reduced sale expenses.


If, after consideration of the foregoing factors, the Company determines that a purchase or series of purchases would result in reduced sales expenses, such a group would be entitled to the elimination of CDSC.

In no event will the elimination of CDSC be permitted where such elimination will be unfairly discriminatory to any person.

PREMIUM TAXES

The Company will charge against the Contract Value any premium taxes levied by a state or any other governmental entity upon Purchase Payments received by the Company. Premium tax rates currently range from 0% to 3.5%. This range is subject to change. The method used to recoup premium tax expense will be determined by the Company at its sole discretion in compliance with state law. The Company currently deducts such charges from a Contract Value either at: (1) the time the Contract is surrendered; (2) Annuitization; or (3) such earlier date as the Company may become subject to such taxes.

                            OPERATION OF THE CONTRACT

INVESTMENTS OF THE VARIABLE ACCOUNT

The Contract Owner may have Purchase Payments allocated among one or more of the Sub-Accounts. Shares of the Underlying Mutual Fund options specified by the Contract Owner are purchased at Net Asset Value for the respective Sub-Account(s) and converted into Accumulation Units. The Contract Owner may change the allocation of Purchase Payments or may exchange amounts among the Sub-Accounts. Such transactions may be subject to conditions imposed by the Underlying Mutual Funds as well as those set forth in the Contract.

ALLOCATION OF PURCHASE PAYMENTS AND CONTRACT VALUE


Purchase Payments are allocated to the Fixed Account or to one or more Sub-Accounts in accordance with the designation of the Underlying Mutual Funds by the Contract Owner, and converted into Accumulation Units.

The initial first year Purchase Payment must be at least $1,500 for Non-Qualified Contracts. However, if periodic payments are expected by the Company, this initial first year minimum may be satisfied by Purchase Payments made on an annualized basis. Purchase payments, if any, after the first Contract Year must be at least $10 each. The Company reserves the right to lower the subsequent $10 Purchase Payment minimum for certain payroll deduction programs. The Contract Owner may increase or decrease Purchase Payments or change the frequency of payment. The Contract Owner is not obligated to continue Purchase Payments in the amount or at the frequency elected. There are no penalties for failure to continue Purchase Payments. The cumulative total of all purchase payments under contracts issued by the Company on the life of any one Annuitant may not exceed $1,000,000 without prior consent of the Company.


THE PURCHASER IS CAUTIONED THAT INVESTMENT RETURN ON SMALL INITIAL AND SUBSEQUENT PURCHASE PAYMENTS MAY BE LESS THAN CHARGES ASSESSED BY THE COMPANY.

The initial Purchase Payment allocated to designated Sub-Accounts will be priced no later than 2 business days after receipt of an order to purchase, if the application and all information necessary for processing the purchase order are complete. The Company may, however, retain the Purchase Payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be made complete within 5 business days, the prospective purchaser will be informed of the reasons for the delay and the Purchase Payment will be returned immediately unless the prospective purchaser specifically consents to the Company retaining the Purchase Payment until the application is complete. Thereafter, subsequent Purchase Payments will be priced on the basis of the Accumulation Unit value next computed for the appropriate Sub-Account after the additional Purchase Payment is received.

                                    19 of 96

Purchase Payments will not be priced on the following nationally recognized holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

VALUE OF AN ACCUMULATION UNIT

The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value for each Sub-Account for the immediately preceding Valuation Period by the net investment factor for the Sub-Account during the subsequent Valuation Period. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

NET INVESTMENT FACTOR

The net investment factor for any Valuation Period is determined by dividing
(a) by (b) and then subtracting (c), where:
     (a) is the net of:
         (1) the Net Asset Value per share of the Underlying Mutual Fund held in the Sub-Account determined at the end of the current Valuation Period; and
         (2) the per share amount of any dividend or income distributions made by the Underlying Mutual Fund held in the Sub-Account if the ex-dividend date occurs during the current Valuation Period.
     (b) is the Net Asset Value per share of the Underlying Mutual Fund held in the Sub-Account determined at the end of the immediately preceding Valuation Period.
     (c) is a factor representing the Mortality Risk Charge, Expense Risk Charge and Administration Charge. Such factor is equal to an annual rate of to 1.30% of the daily net assets of the Variable Account.

The net investment factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease. It should be noted that changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of Underlying Mutual Fund shares because of the deduction for Mortality Risk Charge, Expense Risk Charge and Administration Charge.

DETERMINING THE CONTRACT VALUE

The Contract Value is the sum of the value of all Accumulation Units and amounts allocated and credited to the Fixed Account. The number of Accumulation Units credited to each Sub-Account is determined by dividing the net amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account for the Valuation Period during which the Purchase Payment is received by the Company. If part or all of the Contract Value is surrendered or charges or deductions are made against the Contract Value, an appropriate number of Accumulation Units and an appropriate amount from the Fixed Account will be deducted in the same proportion that the Contract Owner's interest in the Variable Account and the Fixed Account bears to the total Contract Value.

RIGHT TO REVOKE

The Contract Owner has a ten day free look to examine the Contract. Within ten days of the date the Contract is received, it may be returned for any reason to the Home Office at the address shown on page 1 of this prospectus. If the Contract is returned to the Company in a timely manner, the Company will void the Contract and refund the Contract Value in full, unless otherwise required by law. State and/or federal law may provide additional free look privileges.
All IRA refunds will be return of Purchase Payments.

The liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by the Company.

                                       18
                                    20 of 96

TRANSFERS


The Contract Owner may request a transfer of up to 100% of the Variable Account value to the Fixed Account, without penalty or adjustment. However, the Company reserves the right to restrict transfers from the Variable Account to the Fixed Account to 25% of the Contract Value for any 12 month period. All amounts transferred to the Fixed Account must remain on deposit in the Fixed Account until the expiration of the current Interest Rate Guarantee Period. In addition, transfers from the Fixed Account may not be made prior to the end of the then current Interest Rate Guarantee Period. The Interest Rate Guarantee Period for any amount allocated to the Fixed Account expires on the final day of a calendar quarter during which the one year anniversary of the allocation to the Fixed Account occurs. The Contract Owner's value in each Sub-Account will be determined as of the date the transfer request is received in the Home Office in good order. Once the Contract has annuitized, transfers may only be made on the anniversary of the Annuitization Date.


The Contract Owner may, at the maturity of an Interest Rate Guarantee Period, transfer a portion of the value of the Fixed Account to the Variable Account. The amount that may be transferred from the Fixed Account to the Variable Account will be determined by the Company, at its sole discretion, but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing. The amount that may be transferred will be declared upon the expiration date of the then current Interest Rate Guarantee Period. Transfers from the Fixed Account must be made within 45 days after the expiration date of the guarantee period. Contract Owners who have entered into a Dollar Cost Averaging agreement with the Company (see "Dollar Cost Averaging") may transfer from the Fixed Account to the Variable Account under the terms of that agreement.


Transfers may be made either in writing or, in states allowing such transfers, by telephone. Transfers to or from Sub-Accounts are subject to the terms and conditions of the Underlying Mutual Funds. The telephone exchange privilege is made available to Contract Owners automatically without the Contract Owner's election. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include the following: requesting identifying information, such as name, contract number, Social Security number, and/or personal identification number; tape recording all telephone transactions, and providing written confirmation thereof to both the Contract Owner and any agent of record, at the last address of record; or such other procedures as the Company may deem reasonable. Although the Company's failure to follow reasonable procedures may result in the Company's liability for any losses due to unauthorized or fraudulent telephone transfers, the Company will not be liable for following instructions communicated by telephone which it reasonably believes to be genuine. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine will be borne by the Contract Owner.

Contracts described in this prospectus may be sold to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, such firms or individuals obtain authorization from multiple Contract Owners to make transfers and exchanges among the Sub-Accounts on the basis of perceived market trends. Because of the unusually large transfers of funds associated with some of these transactions, the ability of the Company or Underlying Mutual Funds to process such transactions may be compromised, and the execution of such transactions may possibly disadvantage or work to the detriment of other Contract Owners not utilizing market timing services.

Accordingly, the right to exchange Contract Values among the Sub-Accounts may be subject to modification if such rights are exercised by a market timing firm or any other third party authorized to initiate transfer or exchange transactions on behalf of multiple Contract Owners. THE RIGHTS OF INDIVIDUAL CONTRACT OWNERS TO EXCHANGE CONTRACT VALUES, WHEN INSTRUCTIONS ARE SUBMITTED DIRECTLY BY THE CONTRACT OWNER, OR BY THE CONTRACT OWNER'S REPRESENTATIVE OF RECORD AS AUTHORIZED BY THE EXECUTION OF A VALID NATIONWIDE LIMITED POWER OF ATTORNEY FORM, WILL NOT BE MODIFIED IN ANY WAY. In modifying such rights, the Company may, among other things, not accept:

     (1) the transfer or exchange instructions of any agent acting under a power of attorney on behalf or more than one Contract Owner; or

     (2) the transfer or exchange instructions of individual Contract Owners who have executed preauthorized transfer or exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time.

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The Company will not impose any such restrictions or otherwise modify exchange rights unless such action is reasonably intended to prevent the use of such rights in a manner that will disadvantage or potentially impair the contract rights of other Contract Owners.


CONTRACT OWNERSHIP


Unless the Contract otherwise provides, the Contract Owner has all rights under the Contract. PURCHASERS NAMING SOMEONE OTHER THAN THEMSELVES AS OWNER WILL HAVE NO RIGHTS UNDER THE CONTRACT. Prior to the Annuitization Date, the Contract Owner may name a new Contract Owner in Non-Qualified Contracts. Such change may be subject to state and federal gift taxes and may also result in federal income taxation. Any change of Contract Owner designation will automatically revoke any prior Contract Owner designation. Once proper notice of the change is recorded by the Home Office, the change will become effective as of the date the written request was signed. A change of Contract Owner will not apply and will not be effective with respect to any payment made or action taken by the Home Office prior to the time that the change was recorded by the Company.

Prior to the Annuitization Date, the Contract Owner may request a change in the Annuitant, the Contingent Annuitant, Contingent Owner, Beneficiary, or Contingent Beneficiary. Such a request must be made in writing on a form acceptable to the Company and must be signed by the Contract Owner. Such request must be received at the Home Office prior to the Annuitization Date. Any such change is subject to review and approval by the Company. If the Contract Owner is not a natural person and there is a change of the Annuitant, Distributions will be made as if the Contract Owner died at the time of the change.

On the Annuitization Date, the Annuitant will become the Contract Owner.


JOINT OWNERSHIP


Joint Owners must be spouses at the time joint ownership is requested, unless otherwise required by law. If a Joint Owner is named, the Joint Owner will possess an undivided interest in the Contract. The exercise of any ownership right in the Contract will require a written request signed by both Joint Owners. The Company will not be liable for any losses, liability, cost or expense for acting in accordance with the instructions of either Joint Owner.


CONTINGENT OWNERSHIP


The Contingent Owner is the person who may receive certain benefits under the Contract if a Contract Owner, who is not the Annuitant, dies prior to the Annuitization Date and there is no surviving Joint Owner. If more than one Contingent Owner survives the Contract Owner, each will share equally unless otherwise specified in the Contingent Owner designation. If no Contingent Owner survives a Contract Owner and there is no surviving Joint Owner, all rights and interest in the Contract will vest in the Contract Owner's estate. If a Contract Owner, who is also the Annuitant, dies before the Annuitization Date and there is no surviving Joint Owner, then the Contingent Owner will not have any rights in the Contract unless the Contingent Owner is also the named Beneficiary.

Subject to the terms of any existing assignment, the Contract Owner may change the Contingent Owner prior to the Annuitization Date by written notice to the Company. Once proper notice of the change is recorded by the Home Office, the change will become effective as of the date the written request was signed, whether or not the Contract Owner is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of the change.


BENEFICIARY


The Beneficiary is the person(s) who may receive certain benefits under the Contract in the event the Annuitant dies prior to the Annuitization Date. If more than one Beneficiary survives the Annuitant, each will share equally unless otherwise specified in the Beneficiary designation. If no Beneficiary survives the Annuitant, all rights and interest of the Beneficiary will vest in the Contingent Beneficiary. If more than one Contingent Beneficiary survives, each will share equally unless otherwise specified in the Contingent Beneficiary designation. If no Contingent Beneficiaries survive the Annuitant, all rights and interest of the Contingent Beneficiary will vest with the Contract Owner or the estate of the last surviving Contract Owner.

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Subject to the terms of any existing assignment, the Contract Owner may change the Beneficiary or Contingent Beneficiary during the lifetime of the Annuitant by written notice to the Company. Once proper notice of the change is recorded by the Home Office, the change will become effective as of the date the written request was signed, whether or not the Annuitant is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of the change.


SURRENDER (REDEMPTION)


Prior to the earlier of the Annuitization Date or the death of the Annuitant, the Company will allow the Contract Owner to surrender a portion or all of the Contract Value. The request for surrender must be in writing and must include the Contract when surrendering the Contract in full. In some cases, the Company will require additional documentation. The Company may require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guaranty.

When requested, the Company will surrender a number of Accumulation Units from the Variable Account and an amount from the Fixed Account necessary to equal the gross dollar amount requested, less any applicable CDSC (see "Contingent Deferred Sales Charge"). In the event of a partial surrender, the Company will surrender Accumulation Units from all Sub-Accounts in which the Contract Owner has an interest and the Fixed Account, unless otherwise instructed. The number if Accumulation Units surrendered from the Fixed Account will be in the same proportion that the Contract Owner's interest in the Sub-Accounts and Fixed Account bears to the total Contract Value.

The Company will pay any amounts surrendered from the Sub-Accounts within 7 days. However, the Company reserves the right to suspend or postpone the date of any payment for any Valuation Period when:


     (1)  the New York Stock Exchange ("Exchange") is closed;

     (2)  trading on the Exchange is restricted;

     (3) an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets; or


     (4) the SEC, by order, so permits such postponement or suspension for the protection of security holders.



The applicable rules and regulations of the SEC will govern as to whether the conditions prescribed in (2) and (3) exist.


The Contract Value on surrender may be more or less than the total of Purchase Payments made by a Contract Owner, depending on the market value of the Underlying Mutual Fund shares.

With respect to Contracts issued under the Texas Optional Retirement Program, the Texas Attorney General has ruled that withdrawal benefits are available only in the event of a participant's death, retirement, termination of employment due to total disability, or other termination in a Texas public institution of higher education. A participant will not, therefore, be entitled to receive the right of withdrawal in order to receive the cash values credited to such participant under the Contract unless one of the foregoing conditions has been satisfied. The value of such Contracts may, however, be transferred to other contracts of other carriers during the period of participation in the Optional Retirement Program in reliance upon, and in compliance with, Rule 6c-7 of the Investment Company Act of 1940.

SURRENDERS UNDER A QUALIFIED PLAN OR TAX SHELTERED ANNUITY

Except as provided below, the Contract Owner may surrender part or all of the Contract Value at any time this Contract is in force prior to the earlier of the Annuitization Date or the death of the Annuitant:


A. The surrender of Contract Value attributable to contributions made pursuant to a qualified cash or deferred arrangement (within the meaning of Code
     Section 402(g)(3)(A), a salary reduction agreement (within the meaning of Code Section 402 (g)(3)(C)), or transfers from a Custodial Account described in Code Section 403(b)(7) may be executed only:


     1. when the Contract Owner attains age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Code Section 72(m)(7)); or

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     2. in the case of hardship (as defined for purposes of Code Section 401(k)), provided that any surrender of Contract Value in the case of hardship may not include any income attributable to salary reduction contributions.


B.   The surrender limitations described in A above also apply to:


     1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).


C. Any Distribution other than the above, including exercise of a contractual ten day free look provision (when available) may result in the immediate application of taxes and penalties and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

A premature Distribution may not be eligible for rollover treatment. To assist in preventing disqualification of a Tax Sheltered Annuity in the event of a ten-day free look, the Company will agree to transfer the proceeds to another contract which meets the requirements of Section 403(b) of the Code, upon proper direction by the Contract Owner. The foregoing is the Company's understanding of the withdrawal restrictions which are currently applicable under Section 403(b)(11) and Revenue Ruling 90-24. Such restrictions are subject to legislative change and/or reinterpretation. Distributions pursuant to Qualified Domestic Relations Orders will not be considered to be in violation of the restrictions stated above.

The Contract surrender provisions may also be modified pursuant to the plan terms and tax provisions of the Code when the Contract is issued to fund a Qualified Plan.


LOAN PRIVILEGE


Prior to the Annuitization Date, the Contract Owner of a Qualified Contract or Tax Sheltered Annuity may receive a loan from the Contract Value subject to the terms of the Contract, the Plan, and the Code, which may impose restrictions on loans.

Loans from Qualified Contracts or Tax Sheltered Annuities are available beginning 30 days after the Date of Issue. The Contract Owner may borrow a minimum of $1,000, unless a lower minimum is mandated by state law. In non-ERISA plans, for Contract Values up to $20,000, the maximum loan balance which may be outstanding at any time is 80% of the Contract Value, but not more than $10,000. If the Contract Value is $20,000 or more, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. For ERISA plans, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. The $50,000 limits will be reduced by the highest loan balance owed during the prior one-year period. Additional loans are subject to the Contract minimum amount. The aggregate of all loans may not exceed the Contract Value limitations stated above. For salary reduction Tax Sheltered Annuities, loans may only be secured by the Contract Value.

All loans are made from a collateral fixed account. An amount equal to the principal amount of the loan will be transferred to the collateral fixed account. The Company will transfer to the collateral fixed account the Sub-Account's Accumulation Units in proportion to the assets in each option until the required balance is reached or all such Accumulation Units are exhausted. Any additional requested collateral will be transferred from the Fixed Account. No withdrawal charges are deducted at the time of the loan, or on the transfer from the Variable Account to the collateral fixed account.

Until the loan has been repaid in full, that portion of the collateral fixed account equal to the outstanding loan balance will be credited with interest at a rate 2.25% less than the loan interest rate fixed by the Company for the term of the loan. However, the interest rate credited to the collateral fixed account will never be less than 3.0%. Specific loan terms are disclosed at the time of loan application or loan issuance.

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Loans must be repaid in substantially level payments, not less frequently than quarterly, within five years. Loans used to purchase the principal residence of the Contract Owner must be repaid within 15 years. During the loan term, the outstanding balance of the loan will continue to earn interest at an annual rate as specified in the loan agreement. Loan repayments will be allocated among the Sub-Accounts in accordance with the Contract, unless the Contract Owner and the Company agree to amend the Contract at a later date on a case by case basis.

Any amounts distributed will be reduced by the amount of the loan outstanding, plus accrued interest if:

     (1)  the Contract is surrendered;

     (2)  the Contract Owner/Annuitant dies; or

     (3) the Contract Owner who is not the Annuitant dies prior to Annuitization.

In addition, the Contract Value will be reduced by the amount of any outstanding loans plus accrued interest if annuity payments begin while the loan is outstanding. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer as permitted in the Code.

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available under the terms of the loan agreement. If a loan payment is not made when due, or by the end of the applicable grace period, the entire loan will be treated as a deemed Distribution, will be taxable to the borrower, and may be subject to the early withdrawal tax penalty. Interest will continue to accrue on the loan after default. Any defaulted amounts, plus accrued interest, will be deducted from the Contract when the participant becomes eligible for a Distribution of at least that amount. Additional loans may not be available while a previous loan remains in default.

Loans may also be subject to additional limitations or restrictions under the terms of a Qualified Plan or Tax Sheltered Annuity Plan. Loans permitted under this Contract may still be taxable in whole or part if the participant has additional loans from other plans or contracts. The Company will calculate the maximum nontaxable loan based on the information provided by the participant or the employer.

Loan repayments must be identified as such or else they will be treated as Purchase Payments, and will not be used to reduce the outstanding loan principal or interest due. The Company reserves the right to modify the loan's terms or procedures if there is any change in applicable law. The Company also reserves the right to assess a loan processing fee.

IRAs and Non-Qualified Contracts are not eligible for loans.


ASSIGNMENT


The Contract Owner of a Non-Qualified Contract may assign some or all of the rights under the Contract at any time during the lifetime of the Annuitant and prior to the Annuitization Date. Once proper notice of assignment is recorded by the Home Office, the assignment will become effective as of the date the written request was signed. The Company is not responsible for the validity or tax consequences of any assignment. The Company will not be liable as to any payment or other settlement made by the Company before recording of the assignment. Where necessary for proper administration of the terms of the Contract, an assignment will not be recorded until the Company has received sufficient direction from the Contract Owner and assignee as to the proper allocation of Contract rights under the assignment.

Any portion of the Contract Value attributable to Purchase Payments made after August 13, 1982, which is pledged or assigned after August 13 1982, will be treated as a Distribution and will be included in gross income to the extent that the cash value exceeds the investment in the Contract for the taxable year in which it was pledged or assigned. In addition, any Contract Value assigned may be subject to a tax penalty equal to 10% of the amount which is included in gross income. All rights in the Contract are personal to the Contract Owner and may not be assigned without written consent of the Company. Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the Contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

IRAs, Tax Sheltered Annuities and Qualified Contracts may not be assigned, pledged or otherwise transferred except under such conditions as may be allowed by law.

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                             CONTRACT OWNER SERVICES

DOLLAR COST AVERAGING - If the Contract Value is $15,000 or more, the Contract Owner may direct the Company to automatically transfer a specified amount from the Reserve Account Portfolio Sub-Account or the Fixed Account to any other Sub-Account. Dollar Cost Averaging will occur on a monthly basis or on another frequency permitted by the Company. Dollar Cost Averaging is a long-term investment program which provides for regular, level investments over time. There is no guarantee that Dollar Cost Averaging will result in a profit or protect against loss. The minimum monthly transfer is $100. Monthly transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account when the program is requested. Transfers will be processed until either the value in the originating Sub-Account is exhausted or the Contract Owner instructs the Home Office in writing to cancel the transfers.

The Company reserves the right to discontinue establishing new Dollar Cost Averaging programs. The Company also reserves the right to assess a processing fee for this service.

SYSTEMATIC WITHDRAWALS - A Contract Owner may elect in writing to begin receiving withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. The withdrawals will be taken from the Sub-Accounts and the Fixed Account on a prorated basis. A CDSC may apply (see "Contingent Deferred Sales Charge"). Unless directed otherwise by the Contract Owner, the Company will withhold federal income taxes. In addition, a 10% penalty tax may be assessed by the IRS if the Contract Owner is under age 59 1/2, unless the Contract Owner has made an irrevocable election of Distributions of substantially equal payments. Withdrawals may be discontinued at any time by notifying the Home Office in writing.

The Company reserves the right to discontinue establishing new Systematic Withdrawals programs. The Company also reserves the right to assess a processing fee for this service. Systematic Withdrawals are not available prior to the expiration of the ten day free look provision of the Contract (see "Right to Revoke").

          ANNUITY PAYMENT PERIOD, DEATH BENEFIT AND OTHER DISTRIBUTIONS


ANNUITY COMMENCEMENT DATE


An Annuity Commencement Date will be selected. Such date will be the first day of a calendar month unless otherwise agreed upon. The date must be at least 2 years after the Date of Issue. In the event the Contract is issued subject to the terms of a Qualified Plan or Tax Sheltered Annuity Plan, Annuitization may occur during the first 2 years subject to approval by the Company.

The Annuity Commencement Date may be changed by the Contract Owner in writing subject to approval by the Company.

ANNUITIZATION

Annuitization is irrevocable once payments have begun. When making an Annuitization election, the Annuitant must choose:

     (1)  an Annuity Payout Option; and

     (2) either a Fixed Payment Annuity, a Variable Payment Annuity, or an available combination.

If a Variable Payment Annuity is elected, all amounts in the Fixed Account must be transferred to the Sub-Accounts prior to the Annuitization Date.

Payments under a Fixed Payment Annuity are guaranteed by the Company as to the dollar amount during the annuity payment period. The dollar amount of each payment under a Variable Payment Annuity will vary depending on the performance of the selected Underlying Mutual Fund options. The dollar amount of each variable payment could be higher or lower than a previous payment.

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FIXED PAYMENT ANNUITY - FIRST AND SUBSEQUENT PAYMENTS

The first payment under a Fixed Payment Annuity will be determined by applying the portion of the total Contract Value specified by the Contract Owner to the Fixed Payment Annuity table then in effect for the Annuity Payment Option elected, after deducting any applicable premium taxes from the total Contract Value. This will be done at the Annuitization Date on an age last birthday basis. Subsequent payments will remain level unless the Annuity Payment Option elected provides otherwise. The Company does not credit discretionary interest paid by the Company to payments during the annuity payment period.

VARIABLE PAYMENT ANNUITY - FIRST AND SUBSEQUENT PAYMENTS

The first payment under a Variable Payment Annuity will be determined by applying the portion of the total Contract Value specified by the Contract Owner to the Variable Payment Annuity table then effect for the Annuity Payment Option elected, after deducting any applicable premium taxes from the total Contract Value. This will be done at the Annuitization Date on an age last birthday basis. The dollar amount of the first payment is divided by the value of an Annuity Unit as of the Annuitization Date to establish the number of Annuity Units representing each monthly annuity payment. This number of Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent payments is not predetermined and may change from month to month. The dollar amount of each subsequent payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit value for the Valuation Period in which the payment is due. The Company guarantees that the dollar amount of each payment after the first will not be affected by variations in mortality experience from mortality assumptions used to determine the first payment.

VARIABLE PAYMENT ANNUITY - ASSUMED INVESTMENT RATE

A 3.5% assumed investment rate is built into the variable payment annuity purchase rate basis in the Contracts. A higher assumption would mean a higher initial payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual net investment rate is at the annual rate of 3.5%, the annuity payments will be level.

VARIABLE PAYMENT ANNUITY - VALUE OF AN ANNUITY UNIT

The value of an Annuity Unit for a Sub-Account for any subsequent Valuation Period is determined by multiplying the Annuity Unit value from the immediately preceding Valuation Period by the net investment factor for the Valuation Period for which the Annuity Unit value is being calculated, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the Variable Payment Annuity purchase rate basis in the Contracts (see "Net Investment Factor").

VARIABLE PAYMENT ANNUITY - EXCHANGES AMONG UNDERLYING MUTUAL FUND OPTIONS

During the annuity payment period, exchanges among the Underlying Mutual Fund options must be made in writing and the exchange will take place on the anniversary of the Annuitization Date.


FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS


Payments will be made based on the Annuity Payment Option selected. However, if the net amount available under any Annuity Payment Option is less than $500, the Company will have the right to pay such amount in one lump sum in lieu of periodic annuity payments. In addition, if the payments to be provided would be or become less than $20, the Company will have the right to change the frequency of payments to such intervals as will result in payments of at least $20. In no event will the Company make payments under an annuity option less frequently than annually.

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ANNUITY PAYMENT OPTIONS


The Contract Owner may, upon prior written notice to the Company, at any time prior to the Annuitization Date, elect one of the following Annuity Payment
Options:

     (1) Life Annuity - An annuity payable periodically, but at least annually, during the lifetime of the Annuitant, ending with the last payment due prior to the death of the Annuitant. FOR EXAMPLE, IF THE ANNUITANT DIES BEFORE THE SECOND ANNUITY PAYMENT DATE, THE ANNUITANT WILL RECEIVE ONLY ONE ANNUITY PAYMENT. THE ANNUITANT WILL ONLY RECEIVE TWO ANNUITY PAYMENTS IF HE OR SHE DIES BEFORE THE THIRD ANNUITY PAYMENT DATE AND SO ON.

     (2) Joint and Last Survivor Annuity - An annuity payable monthly during the joint lifetimes of the Annuitant and designated second individual and continuing thereafter during the lifetime of the survivor. AS IS THE CASE UNDER OPTION 1 ABOVE, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     (3) Life Annuity With 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the Annuitant. If the Annuitant dies before all of the guaranteed payments have been made, payments will continue to be made for the remainder of the selected guaranteed period to a designee chosen by the Contract Owner at the time the Annuity Payment Option was elected.

          Alternatively, the designee may elect to receive the present value of any remaining guaranteed payments in a lump sum. The present value will be computed as of the date on which the Company receives notice of the Annuitant's death.

     (4) 120-240 Monthly Payments Guaranteed - An Annuity payable monthly for a guaranteed period certain of 120 or 240 months. If at the death of the Annuitant payments have been made for fewer than 120 or 240 months, as selected, any guaranteed annuity payments will be continued during the remainder of the selected period to the Beneficiary in accordance with the provisions described in Option 3 above.

Some of the stated Annuity Options may not be available in all states. The Contract Owner may request an alternative option prior to the Annuitization Date subject to approval by the Company.

For Non-Qualified Contracts, no Distribution will be made until an effective Annuity Payment Option has been elected. Qualified Contracts, Tax Sheltered Annuities and IRAs are subject to the "minimum distribution" requirements set forth in the Plan, Contract, or Code.


DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS


For Non-Qualified Contracts, if the Contract Owner and the Annuitant are not the same and a Contract Owner dies prior to the Annuitization Date, then the Joint Owner, if any, becomes the new Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the new Contract Owner. If there is no surviving Contingent Owner, the last surviving Contract Owner's estate becomes the Contract Owner. The entire interest in the Contract Value, less any applicable deductions (which may include a CDSC), must be distributed in accordance with the "Required Distributions for Non-Qualified Contracts."


DEATH OF THE ANNUITANT - NON-QUALIFIED CONTRACTS

If the Contract Owner and Annuitant are not the same, and the Annuitant dies prior to the Annuitization Date, a Death Benefit will be payable to the Beneficiary, the Contingent Beneficiary, the Contract Owner, or the last surviving Contract Owner's estate, as specified in the "Beneficiary" provision, unless there is a surviving Contingent Annuitant. In such case, the Contingent Annuitant becomes the Annuitant and no Death Benefit is payable.


The Beneficiary may elect to receive the Death Benefit:

     (1)  in a lump sum Distribution;
     (2)  as an annuity payout; or
     (3) as any distribution that is permitted by law and approved by the Company.

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An election must be received by the Company within 60 days of the Annuitant's death. If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected Annuity Payment Option.


DEATH OF THE CONTRACT OWNER/ANNUITANT


If any Contract Owner and Annuitant are the same, and the Annuitant dies before the Annuitization Date, a Death Benefit will be payable to the Beneficiary, the Contingent Beneficiary, the Contract Owner, or the last surviving Contract Owner's estate, as specified in the "Beneficiary" provision and in accordance with the appropriate "Required Distributions" provision.

If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected Annuity Payment Option.

DEATH BENEFIT PAYMENT

For Contracts issued on or after the later of May 1, 1998 or the date on which state insurance authorities approve applicable Contract modifications, if the Annuitant dies prior to his or her 75th birthday and prior to the Annuitization Date, the dollar amount of the Death Benefit will be the greater of:

     (1)  the Contract Value; or

     (2) the sum of all Purchase Payments, less an adjustment for amounts surrendered.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

For Contracts issued prior to May 1, 1998 or a date prior to approval of applicable Contract modifications by state insurance authorities, if the Annuitant dies prior to his or her 75th birthday and prior to the Annuitization Date, the dollar amount of the Death Benefit will be the greater of:

     (1)  the Contract Value; or

     (2)  the sum of all Purchase Payments, less any amounts surrendered.

If the Annuitant dies on or after his or her 75th birthday and prior to the Annuitization Date, the Death Benefit will equal the Contract Value.

The Death Benefit value is determined as of the Valuation Date at or next following the date the Home Office receives:


     (1)  proper proof of the Annuitant's death;

     (2)  an election specifying the Distribution method; and

     (3)  any state required form(s).

If the Annuitant dies after the Annuitization Date, payment will be determined according to the selected Annuity Payment Option.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS


Upon the death of any Contract Owner or Joint Owner (including an Annuitant who becomes the Contract Owner on the Annuitization Date), certain distributions for Non-Qualified Contracts issued on or after January 19, 1985, are required by
Section 72(s) of the Code. Notwithstanding any provision of the Contract to the contrary, the following Distributions will be made in accordance with such requirements:

     1. If any Contract Owner dies on or after the Annuitization Date and before the entire interest under the Contract has been distributed, then the remaining interest will be distributed at least as rapidly as under the method of distribution in effect as of the date of the Contract Owner's death.

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     2. If any Contract Owner dies prior to the Annuitization Date, then the entire interest in the Contract (consisting of either the Death Benefit or the Contract Value reduced by certain charges as set forth elsewhere in the Contract) will be distributed within 5 years of the death of the Contract Owner, provided however:

          (a) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not extending beyond the life expectancy of the designated beneficiary. Payments must begin within one year of the date of the Contract Owner's death unless otherwise permitted by federal income tax regulations; and

          (b) if the designated beneficiary is the surviving spouse of the Contract Owner, the spouse may elect to become the Contract Owner in lieu of receiving a Death Benefit, and any distributions required under these distribution rules will be made upon the death of the spouse.


In the event that this Contract is owned by a person that is not a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions:


     (i) the death of the Annuitant will be treated as the death of any Contract Owner;

     (ii) any change of the Annuitant will be treated as the death of any Contract Owner; and

    (iii) in either case, the appropriate Distribution required under these distribution rules will be made upon the death or change, as the case may be.


The Annuitant is the primary annuitant as defined in Section 72(s)(6)(B) of the Code.


These distribution provisions will not be applicable to any Contract that is not required to be subject to the provisions of section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.

Upon the death of a Contract Owner, the designated beneficiary must elect a method of distribution which complies with the above distribution provisions and which is acceptable to the Company. Such election must be received by the Company within 60 days of the Contract Owner's death.


REQUIRED DISTRIBUTIONS FOR QUALIFIED PLANS OR TAX SHELTERED ANNUITIES


Amounts in a Qualified Contract or Tax Sheltered Annuity Contract will be distributed in a manner consistent with the Minimum Distribution and Incidental Benefit (MDIB) provisions of Section 401(a)(9) of the Code and regulations thereunder. Amounts will be paid, notwithstanding anything else contained herein, to the Annuitant under the Annuity Payment Option selected, over a period not exceeding:

     A. the life of the Annuitant or the joint lives of the Annuitant and the Annuitant's designated beneficiary under the selected Annuity Payment Option; or

     B. a period not extending beyond the life expectancy of the Annuitant or the joint life expectancies of the Annuitant and the Annuitant's designated beneficiary under the selected Annuity Payment Option.

For Tax Sheltered Annuity Contracts, no Distributions will be required from this Contract if Distributions otherwise required from this Contract are being withdrawn from another Tax Sheltered Annuity Contract of the Annuitant.

If the Annuitant's entire interest in a Qualified Plan or Tax Sheltered Annuity is to be distributed in equal or substantially equal payments over a period described in (A) or (B) above, such payments will commence on the required beginning date, which is the later of:

     (a) the first day of April following the calendar year in which the Annuitant attains age 70 1/2; or

     (b)  when the Annuitant retires.

However, provision (b) does not apply to any employee who is a 5% Owner (as defined in Section 416 of the Code) with respect to the plan year ending in the calendar year in which the employee attains the age of 70 1/2.

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If the Annuitant dies prior to the commencement of his or her Distribution, the interest in the Qualified Contract or Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs unless:

     (a) the Annuitant names his or her surviving spouse as the Beneficiary and the spouse elects to receive Distribution of the Contract in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Annuitant would have attained age 70 1/2; or

     (b) the Annuitant names a Beneficiary other than his or her surviving spouse and the Beneficiary elects to receive a Distribution of the Contract in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Annuitant dies.

If the Annuitant dies after Distribution has commenced, the Distribution must continue at least as rapidly as under the schedule being used prior to his or her death.

Payments commencing on the required beginning date will not be less than the lesser of the quotient obtained by dividing the entire interest of the Annuitant by the life expectancy of the Annuitant, or the joint life expectancies of the Annuitant and the Annuitant's designated beneficiary (if the Annuitant dies prior to the required beginning date) or the beneficiary under the selected Annuity Payment Option (if the Annuitant dies after the required beginning date) whichever is applicable under the applicable minimum distribution or MDIB provisions. Life expectancy and joint life expectancies are computed by the use of return multiples contained in Section 1.72-9 of the Treasury Regulations.


If the amounts distributed to the Annuitant are less than those mentioned above, a penalty tax of 50% is levied on the excess of the amount that should have been distributed for that year over the amount that was actually distributed for that year.

REQUIRED DISTRIBUTIONS FOR IRAS


Distribution from an IRA must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2. Distribution may be payable in a lump sum or in substantially equal payments over:

     (a) the Contract Owner's life or the lives of the Contract Owner and his or her spouse or designated beneficiary; or

     (b) a period not extending beyond the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and the Contract Owner's designated beneficiary.

If the Contract Owner dies prior to the commencement of his or her Distribution, the interest in the IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs unless:

     (a) The Contract Owner names his or her surviving spouse as the Beneficiary and such spouse elects to:

          (i)  treat the annuity as an IRA established for his or her benefit;
               or

          (ii) receive Distribution of the Contract in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Contract Owner would have attained age 70 1/2; or

     (b) The Contract Owner names a Beneficiary other than his or her surviving spouse and the Beneficiary elects to receive a Distribution of the Contract in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Contract Owner dies.

No Distribution will be required from this Contract if Distributions otherwise required from this Contract are being withdrawn from another IRA of the Contract Owner.

If the Contract Owner dies after Distribution has commenced, Distribution must continue at least as rapidly as under the schedule being used prior to his or her death, except that a surviving spouse who is the beneficiary under the Annuity Payment Option may treat the Contract as his or her own, in the same manner as is described in section (a)(i) of this provision.

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If the amounts distributed to the Contract Owner are less than those mentioned above, a penalty tax of 50% is levied on the excess of the amount that should have been distributed for that year over the amount that actually was distributed for that year.


A pro-rata portion of all Distributions will be included in the gross income of the person receiving the Distribution and taxed at ordinary income tax rates. The portion of the Distribution which is taxable is based on the ratio between the amount by which non-deductible Purchase Payments exceed prior non-taxable Distributions and total account balances at the time of the Distribution. The Owner of an IRA must annually report the amount of non-deductible Purchase Payments, the amount of any Distribution, the amount by which non-deductible Purchase Payments for all years exceed non-taxable Distributions for all years, and the total balance of all IRAs.


IRA Distributions will not receive the benefit of the tax treatment of a lump sum Distribution from a Qualified Plan. If the Owner dies prior to the time Distribution of his or her interest in the annuity is completed, the balance will also be included in his or her gross estate.

                           FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The Company does not make any guarantee regarding the tax status for any Contract or any transaction involving the Contracts. Contract Owners should consult a financial consultant, legal counsel or tax advisor to discuss in detail the taxation and the use of the Contracts.

Section 72 of the Code governs federal income taxation of annuities in general. That section sets forth different rules for: (1) Qualified Contracts; (2) IRAs;
(3) Tax Sheltered Annuities; and (4) Non-Qualified Contracts. Each type of annuity is discussed below.


Distributions to participants from Qualified Contracts or Tax Sheltered Annuities are generally taxed when received. A portion of each Distribution is excludable from income based on a formula required by the Code. The formula required by the Code excludes from income an amount equal to the investment on the Contract by the number of anticipated payments, as determined pursuant to
Section 72(d) of the Code.

Distributions from IRAs and Contracts owned by Individual Retirement Accounts are also generally taxed when received. The portion of each such payment which is excludable is based on the ratio between the amount by which nondeductible Purchase Payments to all Contracts exceeds prior non-taxable Distributions from the Contracts, and the total account balances in the Contracts at the time of the Distribution. The Owner of the IRAs or the Annuitant under Contracts held by Individual Retirement Accounts must annually report to the IRS the amount of nondeductible Purchase Payments, the amount of any Distribution, the amount by which nondeductible Purchase Payments for all years exceed non-taxable Distributions for all years, and the total balance in all IRAs and Individual Retirement Accounts.

A change of the Annuitant or Contingent Annuitant may be treated by the IRS as a taxable transaction.

PUERTO RICO

Under the Puerto Rico tax code, Distributions from a Non-Qualified Contract prior to Annuitization are treated as nontaxable return of principal until the principal is fully recovered; thereafter, all Distributions are fully taxable. Distributions after Annuitization are treated as part taxable income and part nontaxable return of principal. The amount excluded from gross income after Annuitization is equal to the amount of the Distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded; thereafter, the entire Distribution is included in gross income. Puerto Rico does not impose an early withdrawal penalty tax. Generally, Puerto Rico does not require income tax to be withheld from Distributions of income. A personal adviser should be consulted.

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NON-QUALIFIED CONTRACTS - NATURAL PERSONS AS CONTRACT OWNERS


The rules applicable to Non-Qualified Contracts provide that a portion of each annuity payment received is excludable from taxable income based on the ratio between the Contract Owner's investment in the Contract and the expected return on the Contract until the investment has been recovered; thereafter the entire amount is includable in income. The maximum amount excludable from income is the investment in the Contract. If the Annuitant dies prior to excluding from income the entire investment in the Contract, the Annuitant's final tax return may reflect a deduction for the balance of the investment in the Contract.

Distributions made from the Contract prior to the Annuitization Date are taxable to the Contract Owner to the extent that the cash value of the Contract exceeds the Contract Owner's investment at the time of the Distribution. Distributions, for this purpose, include partial surrenders, dividends, loans, or any portion of the Contract which is assigned or pledged; or for Contracts issued after April 22, 1987, any portion of the Contract transferred by gift. For these purposes, a transfer by gift may occur upon Annuitization if the Contract Owner and the Annuitant are not the same individual. In determining the taxable amount of a Distribution, all annuity contracts issued after October 21, 1988, by the same company to the same contract owner during any 12 month period, will be treated as one annuity contract. Additional limitations on the use of multiple contracts may be imposed by Treasury Regulations. Distributions prior to the Annuitization Date with respect to that portion of the Contract invested prior to August 14, 1982, are treated first as a recovery of the investment in the Contract as of that date. A Distribution in excess of the amount of the investment in the Contract as of August 14, 1982, will be treated as taxable income.

The Tax Reform Act of 1986 has changed the tax treatment of certain Non-Qualified Contracts held by entities other than individuals. Such entities are taxed currently on the earnings on the Contract which are attributable to contributions made to the Contract after February 28, 1986. There are exceptions for immediate annuities and certain Contracts owned for the benefit of an individual. An immediate annuity, for purposes of this discussion, is a single premium Contract on which payments begin within one year of purchase. If this Contract is issued as the result of an exchange described in Section 1035 of the Code, for purposes of determining whether the Contract is an immediate annuity, it will generally be considered to have been purchased on the purchase date of the contract given up in the exchange.

Code Section 72 also provides for a penalty tax, equal to 10% of the portion of any Distribution that is includable in gross income, if such Distribution is made prior to attaining age 59 1/2. The penalty tax does not apply if the Distribution is attributable to the Contract Owner's death, disability or is one of a series of substantially equal periodic payments made over the life or life expectancy of the Contract Owner (or the joint lives or joint life expectancies of the Contract Owner and the beneficiary selected by the Contract Owner to receive payment under the Annuity Payment Option selected by the Contract Owner) or for the purchase of an immediate annuity, or is allocable to an investment in the Contract before August 14, 1982. A Contract Owner wishing to begin taking Distributions to which the 10% tax penalty does not apply should forward a written request to the Company. Upon receipt of a written request from the Contract Owner, the Company will inform the Contract Owner of the procedures pursuant to Company policy and subject to limitations of the Contract including but not limited to first year withdrawals. Such election shall be irrevocable and may not be amended or changed.

In order to qualify as an annuity contract under Section 72 of the Code, the contract must provide for Distribution of the entire contract to be made upon the death of a Contract Owner. If a Contract Owner dies prior to the Annuitization Date, then the Joint Contract Owner, the Contingent Owner or other named recipient must receive the Distribution within 5 years of the Contract Owner's death. However, the recipient may elect for payments to be made over his/her life or life expectancy provided that such payments begin within one year from the death of the Contract Owner. If the Joint Owner, Contingent Owner or other named recipient is the surviving spouse, the spouse may be treated as the Contract Owner and the Contract may be continued throughout the life of the surviving spouse. In the event the Contract Owner dies on or after the Annuitization Date and before the entire interest has been distributed, the remaining portion must be distributed at least as rapidly as under the method of Distribution being used as of the date of the Contract Owner's death (see "Required Distributions for Qualified Plans and Tax Sheltered Annuities"). If the Contract Owner is not an individual, the death of the Annuitant (or a change in the Annuitant) will result in a Distribution pursuant to these rules, regardless of whether a Contingent Annuitant is named.

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The Code requires that any election to receive an annuity in lieu of a lump sum payment must be made within 60 days after the lump sum becomes payable (generally, the election must be made within 60 days after the death of a Contract Owner or the Annuitant). If the election is made more than 60 days after the lump sum first becomes payable, the election will be ignored for tax purposes, and the entire amount of the lump sum will be subject to immediate tax. If the election is made within the 60 day period, each Distribution will be taxable when it is paid.

NON-QUALIFIED CONTRACTS - NON-NATURAL PERSONS AS CONTRACT OWNERS


The foregoing discussion of the taxation of Non-Qualified Contracts applies to Contracts owned (or, pursuant to Section 72(u) of the Code, deemed to be owned) by individuals.


As a general rule, contracts owned by corporations, partnerships, trusts, and similar entities ("non-natural persons"), rather than by one or more individuals, are not treated as annuity contracts for most purposes under the Code; in particular, they are not treated as annuity contracts for purposes of
Section 72. Therefore, the taxation rules for Distributions, as described above, do not apply to Non-Qualified Contracts owned by non-natural persons. Rather, the income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned, and is not deferred, even if the income is not distributed out of the Contract to the Contract Owner.


The foregoing non-natural person rule does not apply to all entity-owned contracts. A Contract that is owned by a non-natural person as an agent for an individual is treated as owned by the individual. This exception does not apply, however, to a non-natural person who is an employer that holds the Contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rules also do not apply to a Contract that is:

     (a) acquired by the estate of a decedent by reason of the death of the decedent;

     (b) issued in connection with certain qualified retirement plans and individual retirement plans;

     (c)  used in connection with certain structured settlements;

     (d) purchased by an employer upon the termination of certain qualified retirement plans; or

     (e)  an immediate annuity.

QUALIFIED PLANS, IRAS AND TAX SHELTERED ANNUITIES


Contract Owners seeking information regarding eligibility, limitations on permissible amounts of Purchase Payments, and the tax consequences of distributions from Qualified Plans, Tax Sheltered Annuities, IRAs and other plans that receive favorable tax treatment should seek competent advice; the terms of such plans may limit the rights available under the Contracts.

Pursuant to Section 403(b)(1)(E) Code, a Contract that is issued as a Tax Sheltered Annuity is required to limit the amount of the Purchase Payment for any year to an amount that does not exceed the limit set forth in Section 402(g) of the Code ($7,000), as it is from time to time increased to reflect increases in the cost of living. This limit may be reduced by any deposits, contributions or payments made to any other Tax Sheltered Annuity or other plan, contract or arrangement by or on behalf of the Contract Owner.

The Code permits the rollover of most Distributions from Qualified Plans to other Qualified Plans IRAs. Most Distributions from Tax Sheltered Annuities may be rolled into another Tax Sheltered Annuity, IRAs, or an Individual Retirement Account. Distributions that may not be rolled over are those which are:

     1. one of a series of substantially equal annual (or more frequent) payments made:

          (a)  over the life (or life expectancy) of the Contract Owner,

          (b) over the joint lives (or joint life expectancies) of the Contract Owner and the Contract Owner's designated beneficiary, or

          (c)  for a specified period of ten years or more, or

     2.   a required minimum distribution.


Any Distribution eligible for rollover will be subject to federal tax withholding at a rate of twenty percent (20%) unless the Distribution is transferred directly to an appropriate plan as described above.

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The Contract is available for Qualified Plans electing to comply with section 404(c) of ERISA. It is the responsibility of the plan and its fiduciaries to determine and satisfy the requirements of section 404(c).


IRAs may not provide life insurance benefits. If the Death Benefit exceeds the greater of the cash value of the Contract or the sum of all Purchase Payments (less any surrenders), it is possible the IRS could determine that the IRA did not qualify for the desired tax treatment.


WITHHOLDING


The Company is required to withhold tax from certain Distributions to the extent that such Distribution would constitute income to the Contract Owner or other payee. The Contract Owner or other payee is entitled to elect not to have federal income tax withheld from certain types of Distributions, but may be subject to penalties in the event insufficient federal income tax is withheld during a calendar year. However, if the IRS notifies the Company that the Contract Owner or other payee has furnished an incorrect taxpayer identification number, or if the Contract Owner or other payee fails to provide a taxpayer identification number, the Distributions may be subject to back-up withholding at the statutory rate, which is presently 31%, and which cannot be waived by the Contract Owner or other payee.


NON-RESIDENT ALIENS


Distributions to nonresident aliens (NRAs) are generally subject to federal income tax and tax withholding, at a statutory rate of thirty percent (30%) of the amount of income that is distributed. The Company may be required to withhold such amount from the Distribution and remit it to the IRS. Distributions to certain NRAs may be subject to lower, or in certain instances, zero tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to the Company sufficient proof of his or her residency and citizenship in the form and manner prescribed by the IRS. For Distributions, the NRA must obtain an individual taxpayer identification number from the IRS, and furnish that number to the Company prior to the Distribution. If the Company does not have the proper proof of citizenship or residency and a proper individual taxpayer identification number prior to any Distribution, the Company will be required to withhold 30% of the income, regardless of any treaty provision.


A payment may not be subject to withholding where the recipient sufficiently establishes to the Company that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includable in the recipient's gross income for United States federal income tax purposes. Any such Distributions will be subject to the rules set forth in the section entitled "Withholding."

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES


A transfer of the Contract from one Contract Owner to another, or the payment of a Distribution under the Contract to someone other than a Contract Owner, may constitute a gift for federal gift tax purposes. Upon the death of the Contract Owner, the value of the Contract may be included in his or her gross estate for federal estate tax purposes, even if all or a portion of the value is also subject to federal income taxes.


The Company may be required to determine whether the Death Benefit or any other payment or Distribution constitutes a "direct skip" as defined in Section 2612 of the Code, and the amount of the generation skipping transfer tax, if any, resulting from such direct skip. A direct skip may occur when property is transferred to, or a Death Benefit or other Distribution is made to:


     (a) an individual who is two or more generations younger than the Contract Owner; or

     (b) certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the Contract Owner).

If the Contract Owner is not an individual, then for this purpose only, "Contract Owner" refers to any person who would be required to include the Contract, Death Benefit, Distribution, or other payment in his or her federal gross estate at his or her death, or who is required to report the transfer of the Contract, Death Benefit, Distribution, or other payment for federal gift tax purposes.

If the Company determines that a generation-skipping transfer tax is required to be paid by reason of a direct skip, the Company is required to reduce the amount of such Death Benefit, Distribution, or other payment by such tax liability, and pay the tax liability directly to the IRS.

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Federal estate, gift and generation-skipping transfer tax consequences, and state and local estate, inheritance, succession, generation skipping transfer, and other tax consequences of owning or transferring a Contract, and of receiving a Distribution, Death Benefit, or other payment, depend on the circumstances of the person owning or transferring the Contract, or person receiving a Distribution, Death Benefit, or other payment.


CHARGE FOR TAX


The Company is no longer required to maintain a capital gain reserve liability on Non-Qualified Contracts since capital gains attributable to assets held in Sub-Accounts for such Contracts are not taxable to the Company. However, the Company reserves the right to implement and adjust the tax charge in the future if the tax laws change.


DIVERSIFICATION


The IRS has promulgated regulations under Section 817(h) of the Code relating to diversification standards for the investments underlying a variable annuity contract. The regulations provide that a variable annuity contract which does not satisfy the diversification standards will not be treated as an annuity contract, unless the failure to satisfy the regulations was inadvertent, the failure is corrected, and the Contract Owner or the Company pays an amount to the IRS. The amount will be based on the tax that would have been paid by the Contract Owner if the income, for the period the contract was not diversified, had been received by the Contract Owner. If the failure to diversify is not corrected in this manner, the Contract Owner contract will be deemed the owner of the underlying securities and will be taxed on the earnings of his or her account. The Company believes, under its interpretation of the Code and regulations thereunder, that the investments underlying this Contract meet these diversification standards.

Representatives of the IRS have suggested, from time to time, that the number of Underlying Mutual Funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the Secretary of the Treasury issue additional rules or regulations limiting the number of Underlying Mutual Funds, transfers between Underlying Mutual Funds, exchanges of Underlying Mutual Funds or changes in investment objectives of Underlying Mutual Funds such that the Contract would no longer qualify as an annuity under Section 72 of the Code, the Company will take whatever steps are available to remain in compliance.


TAX CHANGES

The Code has been subjected to numerous amendments and changes and it is reasonable to believe that it will continue to be revised. The United States Congress has considered numerous legislative proposals that, if enacted, could change the tax treatment of the Contracts. It is reasonable to believe that such proposals may be enacted into law. In addition, the Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be in variance with its current positions on these matters. In addition, state law (which is not discussed herein) may affect the tax consequences of the Contract.


The foregoing discussion, which is based on the Company's understanding of federal tax laws as they are currently interpreted by the IRS, is general and is not intended as tax advice. Statutes, regulations, and rulings are subject to interpretation by the courts. The courts may determine that a different interpretation than the currently favored interpretation is appropriate, thereby changing the operation of the rules that are applicable to annuity contracts.


Any of the foregoing may change from time to time without any notice, and the tax consequences arising out of a Contract may be changed retroactively. There is no way of predicting whether, when, and to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations and policies.

THE FOREGOING IS A GENERAL EXPLANATION AS TO CERTAIN TAX MATTERS PERTAINING TO ANNUITY CONTRACTS. IT IS NOT INTENDED TO BE LEGAL OR TAX ADVICE, AND SHOULD NOT TAKE THE PLACE OF YOUR INDEPENDENT LEGAL, TAX AND/OR FINANCIAL ADVISOR.

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                               GENERAL INFORMATION

CONTRACT OWNER INQUIRIES

Contract Owner inquiries may be directed to Nationwide Life Insurance Company by writing P.O. Box 16609, Columbus, Ohio 43216-6609, or calling 1-800-562-2969,
TDD 1-800-238-3035.

STATEMENTS AND REPORTS


The Company will mail to Contract Owners, at their last known address, any statements and reports required by law. Contract Owners should promptly notify the Company of any address change. Statements are mailed detailing the Contract's quarterly activity. The Company will also send a confirmation statement to Contract Owners each time a transaction is made affecting the Contract Value. However, instead of receiving an immediate confirmation of transactions made pursuant to some types of recurring payment plans (such as a Dollar Cost Averaging program or salary reduction arrangement), the Contract Owner may receive confirmation of such transactions in their quarterly statements. The Contract Owner should review the information in these statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume all transactions are accurately reported on quarterly statements or confirmation statements unless the Contract Owner notifies the Home Office within 30 days after receipt of the statement. The Company will also send to Contract Owners a semi-annual report as of June 30 and an annual report as of December 31 containing financial statements for the Variable Account.

                           YEAR 2000 COMPLIANCE ISSUES

The Company has developed a plan to address issues related to the Year 2000. The problem relates to many existing computer programs using only two digits to identify a year in the date field. These programs were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer applications could fail or create erroneous results by or at the Year 2000. The Company has been evaluating its exposure to the Year 2000 issue through a review of all of its operating systems as well as dependencies on the systems of others since 1996. The Company expects all system changes and replacements needed to achieve Year 2000 compliance to be completed by the end of 1998. Compliance testing will be completed in the first quarter of 1999. The Company charges all costs associated with these system changes as the costs are incurred.

Operating expenses in 1997 include approximately $45 million on technology projects, which includes costs related to Year 2000 and the development of a new policy administration system for traditional life insurance products and other system enhancements. The Company anticipates spending a comparable amount in 1998 on technology projects, including Year 2000 initiatives. These expenses do not have an effect on the assets of the Variable Account and are not charged through to the Contract Owner.


                                LEGAL PROCEEDINGS


The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements. In February 1997, Nationwide Life Insurance Company was named as a defendant in a lawsuit filed in New York Supreme Court related to the sale of whole life policies on a "vanishing premium" basis (John H. Snyder v. Nationwide Life Insurance Co.). The plaintiff in such lawsuit seeks to represent a national class of Nationwide Life policyholders and claims unspecified compensatory and punitive damages. This lawsuit has not been certified as a class action. In April, 1997, a motion to dismiss the Snyder complaint in its entirety was filed by the defendants, and the plaintiff has opposed such motion.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance contract and the other who was the owner of a variable annuity contract, commenced an action against Nationwide Life Insurance Company and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this action, plaintiffs seek to represent a class of variable life insurance contract owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable

                                    37 of 96
contracts into believing that some portion of their premiums were invested in a publicly traded mutual fund when, in fact, the premium monies were invested in a mutual fund whose shares may only be purchased by insurance companies. The complaint seeks unspecified compensatory, treble and punitive damages. In January 1998, both Nationwide Life Insurance Company and American Century filed motions to dismiss the entire complaint. Plaintiffs' counsel have opposed these motions and the federal court in Texas heard arguments on the motions to dismiss in April, 1998. This lawsuit is in an early stage and has not been certified as a class action. Nationwide Life Insurance Company intends to defend this case vigorously.

There can be no assurance that any litigation relating to pricing and sales practices will not have a material adverse effect on the Company in the future.


Smith Barney Inc. ("Smith Barney") is a full service broker-dealer with more than 400 offices nationwide and abroad and approximately 10,500 Financial Consultants. Accordingly, this firm and its Financial Consultants are typically named defendants or respondents in various matters incident to and typical of the businesses in which Smith Barney is engaged. These include civil actions and arbitration proceedings in which Smith Barney or its Financial Consultants have been named, arising in the normal course of business activities as a broker and dealer in securities, as an underwriter, as an investment banker or otherwise.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                                                                    PAGE
General Information and History.......................................................................................1
Services..............................................................................................................1
Purchase of Securities Being Offered..................................................................................1
Underwriters..........................................................................................................2
Calculation of Yield Quotations of Money Market Sub-Accounts..........................................................2
Annuity Payments......................................................................................................2
Financial Statements..................................................................................................3

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                                    APPENDIX


Purchase payments under the Fixed Account of the Contract and transfers to the Fixed Account become part of the general account of the Company, which support insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the general account have not been registered under the 1933 Act, nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interest therein are generally subject to the provisions of the 1933 or 1940 Acts, and we have been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the Fixed Account. Disclosures regarding the Fixed Account and the general account may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.


                            FIXED ACCOUNT ALLOCATIONS

THE FIXED ACCOUNT

The Fixed Account is made up of all the general assets of the Company, other than those in the Variable Account and any other segregated asset account. Purchase Payments will be allocated to the Fixed Account by election of the Contract Owner.

The Company will invest the assets of the Fixed Account in those assets chosen by the Company and allowed by applicable law. Investment income from such assets will be allocated by the Company between itself and the contracts participating in the Fixed Account.


Investment income from the Fixed Account includes compensation for mortality and expense risks borne by the Company in connection with Fixed Account contracts. The amount of such investment income allocated to the contracts will vary at in the sole discretion of the Company at such rate(s) as the Company prospectively declares. The guaranteed rate for any Purchase Payment will remain in effect for a period of not less than twelve months. However, the Company guarantees that it will credit interest at not less than 3.0% per year. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3.0% PER YEAR WILL BE DETERMINED AT THE SOLE DISCRETION OF THE COMPANY. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3.0% FOR ANY GIVEN YEAR. New Purchase Payments deposited to the Contract which are allocated to the Fixed Account may receive a different rate of interest than money transferred from the Sub-Accounts to the Fixed Account and amounts maturing in the Fixed Account at the expiration of an Interest Rate Guarantee Period.

The Company guarantees that the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described above, less any applicable charges, including CDSC.


TRANSFERS


For Transfers from the Fixed Account to the Variable Account, refer to the "Transfers" provision in the prospectus.

                                    39 of 96

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 1998


                       DEFERRED VARIABLE ANNUITY CONTRACTS
                 ISSUED BY THE NATIONWIDE LIFE INSURANCE COMPANY
                    THROUGH ITS NATIONWIDE VARIABLE ACCOUNT-4


This Statement of Additional Information is not a prospectus. It contains information in addition to and in some respects more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 1998. The prospectus may be obtained from Nationwide Life Insurance Company by writing P. O. Box 16609, Columbus, Ohio 43216-6609, or calling 1-800-562-2969, TDD 1-800-238-3035.


                                TABLE OF CONTENTS

                                                                                                                    PAGE
General Information and History.......................................................................................1
Services..............................................................................................................1
Purchase of Securities Being Offered..................................................................................1
Underwriters..........................................................................................................2
Calculation of Yield Quotations of Money Market Sub-Accounts..........................................................2
Annuity Payments......................................................................................................2
Financial Statements..................................................................................................3

GENERAL INFORMATION AND HISTORY


The Nationwide Variable Account-4 is a separate investment account of Nationwide Life Insurance Company ("Company"). The Company is a member of the Nationwide Insurance Enterprise and all of the Company's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), the ultimate controlling persons of Nationwide Insurance Enterprise. The Nationwide Insurance Enterprise is one of America's largest insurance and financial services family of companies, with combined assets of over $83.2 billion as of December 31, 1997.


SERVICES

The Company, which has responsibility for administration of the Contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner and the number and type of Contract issued to each such Contract Owner and records with respect to the Contract Value of each Contract.

The Custodian of the assets of the Variable Account is the Company. The Company will maintain a record of all purchases and redemptions of shares of the Underlying Mutual Funds.


The audited financial statements have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.


PURCHASE OF SECURITIES BEING OFFERED

The Contracts will be sold by licensed insurance agents in the states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

The Contract Owner may transfer up to 100% of the Contract Value from the Variable Account to the Fixed Account. The Company reserves the right restrict transfers to 25% of the Contract Value for any 12 month period. Contract Owners may at the maturity of an Interest Rate Guarantee Period transfer a portion of the Contract Value of the Fixed Account to the Variable Account. Such portion will be determined by the Company at its sole discretion (but will not be less than 10% of the total value of the portion of the Fixed Account that is

                                    40 of 96
maturing), and will be declared upon the expiration date of the then current Interest Rate Guarantee Period. The Interest Rate Guarantee Period expires on the final day of a calendar quarter. Transfers under this provision must be made within 45 days after the expiration date of the guarantee period. Owners who have entered into a Dollar Cost Averaging agreement with the Company may transfer from the Fixed Account to the Variable Account under the terms of that agreement.


Transfers from the Fixed Account and the Variable Account may not be made prior to the first Contract Anniversary. Transfers from the Fixed Account may not be made within 12 months of any prior transfer.


UNDERWRITERS

The Contracts, which are offered continuously, are distributed by Smith Barney, Inc. ("Smith Barney"), 388 Greenwich Street, New York, New York 10013. No underwriting commissions have been paid by the Company to Smith Barney, only sales commissions.

CALCULATION OF YIELD QUOTATIONS OF MONEY MARKET SUB-ACCOUNTS

The yield of the Portfolio is its net income expressed in annualized terms. The Securities and Exchange Commission requires by rule that a yield quotation set forth in an advertisement for a "money market" fund be computed by a standardized method based on a historical seven calendar day period. The standardized yield is computed by determining the net change (exclusive of realized gains and losses and unrealized appreciation and depreciation) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in the account value by the value of the account at the beginning of the base period to obtain a base period return, and multiplying the base period return by 365/7 (366/7 in a leap year). The determination of net change in account value reflects the value of additional shares purchased with dividends from the original share, dividends declared on both the original share and such additional shares, and all fees that are charged to all shareholder accounts, in proportion to the length of the base period and the Portfolio's average account size. The Portfolio may also calculate its effective yield by compounding the annualized base period return (calculated as described above) by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one.

The yield quoted at any time represents the amount being earned on a current basis for the indicated period and is a function of the types of instruments in the Portfolio, their quality and length of maturity, and the Portfolio's operating expenses. The length of maturity for the Portfolio is the average dollar weighted maturity of the Portfolio. This means that the Portfolio has an average maturity of a stated number of days for all of its issues. The calculation is weighted by the relative value of the investment.

The yield fluctuates daily as the income earned on the investments of the Portfolio fluctuates. Accordingly, there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. It should also be emphasized that the Money Market Fund is an open-end investment company and that there is no guarantee that the Net Asset Value will remain constant. A shareholder's investment in the Money Market Fund is not insured. Investors comparing results of the Money Market Fund with investment results and yields from other sources such as banks or savings and loan associations should understand this distinction. The yield quotation may be of limited use for comparative purposes because it does not reflect charges imposed at the Account level which, if included, would decrease the yield.

Other funds of the money market type as well as banks and savings and loan associations may calculate their yield on a different basis, and the yield quoted by the Money Market Fund could vary upwards or downwards if another method of calculation or base period were used.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

                                   41 of 96

                          Independent Auditors' Report



The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-4:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-4 as of December 31, 1997, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Variable Account-4 as of December 31, 1997, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.



                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 6, 1998

                          NATIONWIDE VARIABLE ACCOUNT-4

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1997




ASSETS:

   Investments at market value:

      Smith Barney SF - Intermediate High Grade Portfolio
         10,832 shares (cost $115,290) ..................................................................      $    117,956

      Smith Barney SF - Total Return Portfolio
         14,548 shares (cost $239,989) ..................................................................           256,338

      Smith Barney TSF - Smith Barney Income and Growth Portfolio
         36,805 shares (cost $527,177) ..................................................................           701,874

      Smith Barney TSF - Smith Barney International Equity Portfolio
         26,681 shares (cost $317,972) ..................................................................           344,186

      Smith Barney TSF - Smith Barney Money Market Portfolio
         615,457 shares (cost $615,457) .................................................................           615,457

      Smith Barney VAF - The Income and Growth Portfolio
         939,114 shares (cost $13,801,189) ..............................................................        16,237,275

      Smith Barney VAF - The Reserve Account Portfolio
         12,593 shares (cost $130,492) ..................................................................            96,969

      Smith Barney VAF - The U.S. Government/High Quality Securities Portfolio
         127,737 shares (cost $1,674,115) ...............................................................         1,617,156
                                                                                                                  ---------

            Total investments ...........................................................................        19,987,211

   Accounts receivable ..................................................................................               984
                                                                                                                  ---------

            Total assets ................................................................................        19,988,195

ACCOUNTS PAYABLE ........................................................................................             3,394
                                                                                                                  ---------

CONTRACT OWNERS' EQUITY .................................................................................      $ 19,984,801
                                                                                                                  =========

                                                                                                                         ANNUAL
Contract owners' equity represented by:                       UNITS                 UNIT VALUE                           RETURN
                                                            --------                ----------                           -------

   Contracts in accumulation phase:

      Smith Barney SF - Intermediate High
      Grade Portfolio:
         Non-tax qualified .....................              10,572               $ 11.154442         $ 117,925             7%

      Smith Barney SF - Total Return Portfolio:
         Tax qualified .........................               3,599                 14.408364            51,856            15%
         Non-tax qualified .....................              14,191                 14.408364           204,469            15%

      Smith Barney TSF - Smith Barney Income
      and Growth Portfolio:
         Tax qualified .........................               5,405                 14.137466            76,413            25%
         Non-tax qualified .....................              44,242                 14.137466           625,470            25%

      Smith Barney TSF - Smith Barney
      International Equity Portfolio:
         Tax qualified .........................               7,492                 11.848492            88,769             1%
         Non-tax qualified .....................              21,554                 11.848492           255,382             1%

      Smith Barney TSF - Smith Barney Money
      Market Portfolio:
         Non-tax qualified .....................              56,760                 10.860417           616,437             4%

      Smith Barney VAF - The Income and
      Growth Portfolio:
         Tax qualified .........................             103,113                 28.070505         2,894,434            26%
         Non-tax qualified .....................             474,875                 28.070505        13,329,981            26%

      Smith Barney VAF - The Reserve
      Account Portfolio:
         Tax qualified .........................               1,140                 13.898977            15,845             0%
         Non-tax qualified .....................               5,835                 13.898977            81,101             0%

      Smith Barney VAF - The U.S. Government/
      High Quality Securities Portfolio:
         Tax qualified .........................              23,030                 16.183499           372,706             4%
         Non-tax qualified .....................              76,489                 16.183499         1,237,860             4%
                                                             =======                 =========

   Reserves for annuity contracts in payout phase:
         Tax qualified .........................                                                          16,153
                                                                                                    ------------
                                                                                                    $ 19,984,801
                                                                                                    ============


See accompanying notes to financial statements.

                         NATIONWIDE VARIABLE ACCOUNT-4
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                                             INTERMEDIATE HIGH
                                                                   TOTAL                     GRADE PORTFOLIO
                                                      ------------------------------  ------------------------------
                                                           1997            1996            1997            1996
                                                      --------------  --------------  --------------  --------------


INVESTMENT ACTIVITY:
Reinvested dividends ...........................     $       125,893         963,337           7,482             489
Mortality, expense and administration
  charges (note 2) .............................            (291,229)       (443,553)         (1,508)           (442)
                                                      --------------  --------------  --------------  --------------
  Net investment activity ......................            (165,336)        519,784           5,974              47
                                                      --------------  --------------  --------------  --------------

Proceeds from mutual fund shares sold ..........          12,254,155      19,061,485          12,846           3,193
Cost of mutual fund shares sold ................         (11,125,582)    (15,089,811)        (12,081)         (3,276)
                                                      --------------  --------------  --------------  --------------
  Realized gain (loss) on investments ..........           1,128,573       3,971,674             765             (83)
Change in unrealized gain (loss) on investments.           2,275,304      (3,285,435)          1,800             866
                                                      --------------  --------------  --------------  --------------
  Net gain (loss) on investments ...............           3,403,877         686,239           2,565             783
                                                      --------------  --------------  --------------  --------------
Reinvested capital gains .......................           1,353,149       3,684,237              -               -
                                                      --------------  --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........           4,591,690       4,890,260           8,539             830
                                                      --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ..............................             157,438         155,488              -               -
Transfers between funds ........................                  -               -           54,982          65,129
Redemptions ....................................         (10,502,959)    (16,502,818)        (11,461)             -
Annuity benefits ...............................              (4,494)        (31,477)             -               -
Annual contract maintenance charge (note 2) ....             (15,335)        (22,602)            (35)            (12)
Contingent deferred sales charges (note 2) .....             (16,613)        (61,266)             -               -
Adjustments to maintain reserves ...............              (2,225)         33,185              (5)            (43)
                                                      --------------  --------------  --------------  --------------
    Net equity transactions ....................         (10,384,188)    (16,429,490)         43,481          65,074
                                                      --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........          (5,792,498)    (11,539,230)         52,020          65,904
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ....          25,777,299      37,316,529          65,904              -
                                                      --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........     $    19,984,801      25,777,299         117,924          65,904
                                                      ==============  ==============  ==============  ==============



                                                                                                  SMITH BARNEY INCOME &
                                                                 TOTAL RETURN PORTFOLIO              GROWTH PORTFOLIO
                                                            ------------------------------  ------------------------------
                                                                1997             1996            1997              1996
                                                            -------------   --------------  --------------  --------------


INVESTMENT ACTIVITY:
Reinvested dividends ...........................                    2,930              509              -            5,849
Mortality, expense and administration
  charges (note 2) .............................                   (2,980)          (2,252)         (8,292)         (2,175)
                                                            -------------   --------------  --------------  --------------
  Net investment activity ......................                      (50)          (1,743)         (8,292)          3,674
                                                            -------------   --------------  --------------  --------------

Proceeds from mutual fund shares sold ..........                  139,960          145,011          17,673           2,186
Cost of mutual fund shares sold ................                 (121,689)        (115,864)        (13,247)         (1,964)
                                                            -------------   --------------  --------------  --------------
  Realized gain (loss) on investments ..........                   18,271           29,147           4,426             222
Change in unrealized gain (loss) on investments.                    2,333           10,759         139,694          35,003
                                                            -------------   --------------  --------------  --------------
  Net gain (loss) on investments ...............                   20,604           39,906         144,120          35,225
                                                            -------------   --------------  --------------  --------------
Reinvested capital gains .......................                    7,395            1,310              -            5,749
                                                            -------------   --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........                   27,949           39,473         135,828          44,648
                                                            -------------   --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ..............................                      372            7,984              -               -
Transfers between funds ........................                  249,245           24,769          63,653         467,162
Redemptions ....................................                 (137,298)         (44,207)         (9,357)             -
Annuity benefits ...............................                       -                -               -               -
Annual contract maintenance charge (note 2) ....                     (187)             (90)            (89)            (53)
Contingent deferred sales charges (note 2) .....                       -                -               -               -
Adjustments to maintain reserves ...............                       -                27              11              81
                                                            -------------   --------------  --------------  --------------
    Net equity transactions ....................                  112,132          (11,517)         54,218         467,190
                                                            -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........                  140,081           27,956         190,046         511,838
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ....                  116,244           88,288         511,838              -
                                                            -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........                  256,325          116,244         701,884         511,838
                                                            =============   ==============  ==============  ==============

                         NATIONWIDE VARIABLE ACCOUNT-4
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                              SMITH BARNEY                     SMITH BARNEY
                                                      INTERNATIONAL EQUITY PORTFOLIO     MONEY MARKET PORTFOLIO
                                                      ------------------------------  ------------------------------
                                                           1997            1996            1997            1996
                                                      --------------  --------------  --------------  --------------

INVESTMENT ACTIVITY:
Reinvested dividends .............................   $            -              546          18,331           7,097
Mortality, expense and administration
  charges (note 2) ...............................            (5,293)         (5,536)         (4,831)         (1,930)
                                                      --------------  --------------  --------------  --------------
  Net investment activity ........................            (5,293)         (4,990)         13,500           5,167
                                                      --------------  --------------  --------------  --------------

Proceeds from mutual fund shares sold ............           284,274          13,048         478,331         366,710
Cost of mutual fund shares sold ..................          (234,132)        (11,416)       (478,331)       (366,710)
                                                      --------------  --------------  --------------  --------------
  Realized gain (loss) on investments ............            50,142           1,632              -               -
Change in unrealized gain (loss) on investments ..           (38,461)         60,645              -               -
                                                      --------------  --------------  --------------  --------------
  Net gain (loss) on investments .................            11,681          62,277              -               -
                                                      --------------  --------------  --------------  --------------
Reinvested capital gains .........................                -               -               -               -
                                                      --------------  --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........             6,388          57,287          13,500           5,167
                                                      --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ................................               372          34,694              -               -
Transfers between funds ..........................            82,857         190,752         523,493         703,226
Redemptions ......................................          (279,477)         (7,969)       (315,149)       (311,928)
Annuity benefits .................................                -               -               -               -
Annual contract maintenance charge (note 2) ......              (183)           (134)           (310)           (326)
Contingent deferred sales charges (note 2) .......              (122)            (55)           (225)         (1,000)
Adjustments to maintain reserves .................                (8)             16              (3)             (8)
                                                      --------------  --------------  --------------  --------------
    Net equity transactions ......................          (196,561)        217,304         207,806         389,964
                                                      --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............          (190,173)        274,591         221,306         395,131
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......           534,325         259,734         395,131              -
                                                      --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $       344,152         534,325         616,437         395,131
                                                      ==============  ==============  ==============  ==============



                                                                 THE INCOME &                    THE RESERVE
                                                               GROWTH PORTFOLIO               ACCOUNT PORTFOLIO
                                                       ------------------------------  ------------------------------
                                                            1997             1996           1997            1996
                                                       -------------   --------------  --------------  --------------

INVESTMENT ACTIVITY:
Reinvested dividends .............................            90,215          635,561           2,177          64,625
Mortality, expense and administration
  charges (note 2) ...............................          (238,510)        (361,769)         (2,486)        (17,212)
                                                       -------------   --------------  --------------  --------------
  Net investment activity ........................          (148,295)         273,792            (309)         47,413
                                                       -------------   --------------  --------------  --------------

Proceeds from mutual fund shares sold ............         9,332,290       14,190,110         342,651       2,169,900
Cost of mutual fund shares sold ..................        (8,179,692)     (10,296,716)       (397,255)     (2,185,171)
                                                       -------------   --------------  --------------  --------------
  Realized gain (loss) on investments ............         1,152,598        3,893,394         (54,604)        (15,271)
Change in unrealized gain (loss) on investments ..         2,099,110       (3,173,134)         27,784         (16,996)
                                                       -------------   --------------  --------------  --------------
  Net gain (loss) on investments .................         3,251,708          720,260         (26,820)        (32,267)
                                                       -------------   --------------  --------------  --------------
Reinvested capital gains .........................         1,210,924        3,677,178          27,776              -
                                                       -------------   --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........         4,314,337        4,671,230             647          15,146
                                                       -------------   --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ................................           146,856           88,944           1,998           2,001
Transfers between funds ..........................          (730,984)        (911,103)       (191,077)       (210,368)
Redemptions ......................................        (8,307,718)     (12,747,759)       (148,244)     (1,674,042)
Annuity benefits .................................            (3,317)         (31,477)             -               -
Annual contract maintenance charge (note 2) ......           (12,823)         (19,023)           (318)           (696)
Contingent deferred sales charges (note 2) .......           (12,906)         (40,000)           (593)        (13,390)
Adjustments to maintain reserves .................            (1,873)          29,915              (8)          2,949
                                                       -------------   --------------  --------------  --------------
    Net equity transactions ......................        (8,922,765)     (13,630,503)       (338,242)     (1,893,546)
                                                       -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............        (4,608,428)      (8,959,273)       (337,595)     (1,878,400)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......        20,842,758       29,802,031         434,541       2,312,941
                                                       -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............        16,234,330       20,842,758          96,946         434,541
                                                       =============   ==============  ==============  ==============



                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-4
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                         THE U.S. GOVERNMENT/HIGH
                                                       QUALITY SECURITIES PORTFOLIO
                                                      ------------------------------
                                                           1997             1996
                                                      --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends .............................   $         4,758         248,661
Mortality, expense and administration ............
  charges (note 2) ...............................           (27,329)        (52,237)
                                                      --------------  --------------
  Net investment activity ........................           (22,571)        196,424
                                                      --------------  --------------

Proceeds from mutual fund shares sold ............         1,646,130       2,171,327
Cost of mutual fund shares sold ..................        (1,689,155)     (2,108,694)
                                                      --------------  --------------
  Realized gain (loss) on investments ............           (43,025)         62,633
Change in unrealized gain (loss) on investments ..            43,044        (202,578)
                                                      --------------  --------------
  Net gain (loss) on investments .................                19        (139,945)
                                                      --------------  --------------
Reinvested capital gains .........................           107,054              -
                                                      --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........            84,502          56,479
                                                      --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ................................             7,840          21,865
Transfers between funds ..........................           (52,169)       (329,567)
Redemptions ......................................        (1,294,255)     (1,716,913)
Annuity benefits .................................            (1,177)             -
Annual contract maintenance charge (note 2) ......            (1,390)         (2,268)
Contingent deferred sales charges (note 2) .......            (2,767)         (6,821)
Adjustments to maintain reserves .................              (339)            248
                                                      --------------  --------------
    Net equity transactions ......................        (1,344,257)     (2,033,456)
                                                      --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............        (1,259,755)     (1,976,977)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......         2,876,558       4,853,535
                                                      --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $     1,616,803       2,876,558
                                                      ==============  ==============



See accompanying notes to financial statements.

                          NATIONWIDE VARIABLE ACCOUNT-4

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1997 AND 1996



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide Variable Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community. Presently, the contracts are not actively marketed.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

         Contract owners in either the accumulation or the payout phase may invest in the following:

              Portfolios of the Smith Barney Series Fund (Smith Barney SF);
                Smith Barney SF - Intermediate High Grade Portfolio
                Smith Barney SF - Total Return Portfolio

              Portfolios of the Smith Barney/Travelers Series Fund Inc.
              (Smith Barney TSF);
                Smith Barney TSF - Smith Barney Income and Growth Portfolio Smith Barney TSF - Smith Barney International Equity Portfolio Smith Barney TSF - Smith Barney Money Market Portfolio

              Portfolios of the Smith Barney Variable Account Funds
              (Smith Barney VAF);
                Smith Barney VAF - The Income and Growth Portfolio
                Smith Barney VAF - The Reserve Account Portfolio
                Smith Barney VAF - The U.S. Government/High Quality Securities
                                   Portfolio

         At December 31, 1997, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1997. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1996 amounts have been reclassified to conform with the current period presentation.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of $30, with certain exceptions, which is satisfied by surrendering units; and (b) a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1997 and 1996, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1997. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1997, in conformity with generally accepted accounting principles.



                                                    KPMG Peat Marwick LLP


Columbus, Ohio
January 30, 1998

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                            (in millions of dollars)


                                                                                                   December 31,
                                                                                        -----------------------------------
                                        ASSETS                                                1997               1996
                                        ------
                                                                                        -----------------   ---------------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                               $13,204.1           $12,304.6
    Equity securities                                                                            80.4                59.1
  Mortgage loans on real estate, net                                                          5,181.6             5,272.1
  Real estate, net                                                                              311.4               265.8
  Policy loans                                                                                  415.3               371.8
  Other long-term investments                                                                    25.2                28.7
  Short-term investments                                                                        358.4                 4.8
                                                                                           ----------           ---------
                                                                                             19,576.4            18,306.9
                                                                                           ----------           ---------

Cash                                                                                            175.6                43.8
Accrued investment income                                                                       210.5               210.2
Deferred policy acquisition costs                                                             1,665.4             1,366.5
Investment in subsidiaries classified as discontinued operations                                  -                 485.7
Other assets                                                                                    438.4               426.5
Assets held in Separate Accounts                                                             37,724.4            26,926.7
                                                                                           ----------           ---------
                                                                                            $59,790.7           $47,766.3
                                                                                           ==========           =========

                         LIABILITIES AND SHAREHOLDER'S EQUITY
                         ------------------------------------

Future policy benefits and claims                                                           $18,702.8           $17,600.6
Other liabilities                                                                               885.6             1,101.1
Liabilities related to Separate Accounts                                                     37,724.4            26,926.7
                                                                                           ----------           ---------
                                                                                             57,312.8            45,628.4
                                                                                           ----------           ---------

Commitments and contingencies (notes 7 and 13)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                                     3.8                 3.8
  Additional paid-in capital                                                                    914.7               527.9
  Retained earnings                                                                           1,312.3             1,432.6
  Unrealized gains on securities available-for-sale, net                                        247.1               173.6
                                                                                           ----------           ---------
                                                                                              2,477.9             2,137.9
                                                                                           ----------           ---------
                                                                                            $59,790.7           $47,766.3
                                                                                           ==========           =========



See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                            (in millions of dollars)


                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  1997            1996           1995
                                                                              -------------   -------------  --------------

Revenues:
  Investment product and universal life insurance product policy charges       $   545.2       $   400.9      $   286.6
  Traditional life insurance premiums                                              205.4           198.6          199.1
  Net investment income                                                          1,409.2         1,357.8        1,294.0
  Realized gains (losses) on investments                                            11.1            (0.3)          (1.7)
  Other                                                                             46.5            35.9           20.7
                                                                              ----------      ----------     ----------
                                                                                 2,217.4         1,992.9        1,798.7
                                                                              ----------      ----------     ----------
Benefits and expenses:
  Interest credited to policyholder account balances                             1,016.6           982.3          950.3
  Other benefits and claims                                                        178.2           178.3          165.2
  Policyholder dividends on participating policies                                  40.6            41.0           39.9
  Amortization of deferred policy acquisition costs                                167.2           133.4           82.7
  Other operating expenses                                                         384.9           342.4          273.0
                                                                              ----------      ----------     ----------
                                                                                 1,787.5         1,677.4        1,511.1
                                                                              ----------      ----------     ----------

    Income from continuing operations before federal income tax expense            429.9           315.5          287.6

Federal income tax expense                                                         150.2           110.9           99.8
                                                                              ----------      ----------     ----------

    Income from continuing operations                                              279.7           204.6          187.8

Income from discontinued operations (less federal income tax expense
  of $4.5 and $7.4 in 1996 and 1995, respectively)                                   -              11.3           24.7
                                                                              ----------      ----------     ----------

    Net income                                                                 $   279.7       $   215.9      $   212.5
                                                                              ==========      ==========     ==========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                            (in millions of dollars)


                                                                                          Unrealized
                                                                                            gains
                                                                                           (losses)
                                                           Additional                   on securities       Total
                                                Common       paid-in       Retained       available-    shareholder's
                                                 stock       capital       earnings     for-sale, net       equity
                                              ----------- ------------- -------------- ---------------- -------------
December 31, 1994                                 $3.8       $ 606.2       $1,378.2         $(119.7)       $1,868.5

  Capital contribution                             -            51.0            -              (4.1)           46.9
  Net income                                       -             -            212.5             -             212.5
  Dividends to shareholder                         -             -             (7.5)            -              (7.5)
  Unrealized gains on securities available-
    for-sale, net                                  -             -              -             508.1           508.1
                                              --------      --------       --------        --------       ---------
December 31, 1995                                  3.8         657.2        1,583.2           384.3          2628.5

  Net income                                       -             -            215.9             -             215.9
  Dividends to shareholder                         -          (129.3)        (366.5)          (39.8)         (535.6)
  Unrealized losses on securities available-
    for-sale, net                                  -             -              -            (170.9)         (170.9)
                                              --------      --------       --------        --------       ---------
December 31, 1996                                  3.8         527.9        1,432.6           173.6         2,137.9

  Capital contribution                             -           836.8            -               -             836.8
  Net income                                       -             -            279.7             -             279.7
  Dividends to shareholder                         -          (450.0)        (400.0)            -            (850.0)
  Unrealized gains on securities available-
    for-sale, net                                  -             -              -              73.5            73.5
                                              --------      --------       --------        --------       ---------
December 31, 1997                                 $3.8       $ 914.7       $1,312.3         $ 247.1        $2,477.9
                                              ========      ========       ========        ========       =========




See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                            (in millions of dollars)


                                                                                           Years ended December 31,
                                                                                ----------------------------------------------
                                                                                     1997           1996            1995
                                                                                ------------------------------ ---------------

Cash flows from operating activities:
  Net income                                                                     $    279.7      $   215.9       $   212.5
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                            1,016.6          982.3           950.3
      Capitalization of deferred policy acquisition costs                            (487.9)        (422.6)         (321.3)
      Amortization of deferred policy acquisition costs                               167.2          133.4            82.7
      Amortization and depreciation                                                    (2.0)           7.0            10.2
      Realized (gains) losses on invested assets, net                                 (11.1)          (0.3)            3.3
      (Increase) decrease in accrued investment income                                 (0.3)           2.8           (16.9)
      (Increase) decrease in other assets                                             (12.7)         (38.9)           39.9
      (Decrease) increase in policy liabilities                                       (23.1)        (151.0)          123.9
      Increase in other liabilities                                                   230.6          191.4            27.0
      Other, net                                                                      (10.9)         (61.7)            1.8
                                                                                -----------      ---------        --------
        Net cash provided by operating activities                                   1,146.1          858.3         1,113.4
                                                                                -----------      ---------        --------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                             993.4        1,162.8           634.6
  Proceeds from sale of securities available-for-sale                                 574.5          299.6           107.3
  Proceeds from maturity of fixed maturity securities held-to-maturity                  -              -             564.4
  Proceeds from repayments of mortgage loans on real estate                           437.3          309.0           207.8
  Proceeds from sale of real estate                                                    34.8           18.5            48.3
  Proceeds from repayments of policy loans and sale of other invested assets           22.7           22.8            53.6
  Cost of securities available-for-sale acquired                                   (2,828.1)      (1,573.6)       (1,942.4)
  Cost of fixed maturity securities held-to-maturity acquired                           -              -            (593.6)
  Cost of mortgage loans on real estate acquired                                     (752.2)        (972.8)         (796.0)
  Cost of real estate acquired                                                        (24.9)          (7.9)          (10.9)
  Policy loans issued and other invested assets acquired                              (62.5)         (57.7)          (75.9)
  Short-term investments, net                                                        (354.8)          28.0            77.8
                                                                                -----------      ---------        --------
        Net cash used in investing activities                                      (1,959.8)        (771.3)       (1,725.0)
                                                                                -----------      ---------        --------

Cash flows from financing activities:
  Proceeds from capital contributions                                                 836.8            -               -
  Cash dividends paid                                                                   -            (50.0)           (7.5)
  Increase in investment product and universal life insurance
    product account balances                                                        2,488.5        1,781.8         1,883.7
  Decrease in investment product and universal life insurance
    product account balances                                                       (2,379.8)      (1,784.5)       (1,258.7)
                                                                                -----------      ---------        --------
        Net cash provided by (used in) financing activities                           945.5          (52.7)          617.5
                                                                                -----------      ---------        --------
Net increase in cash                                                                  131.8           34.3             5.9

Cash, beginning of year                                                                43.8            9.5             3.6
                                                                                -----------      ---------        --------

Cash, end of year                                                                $    175.6      $    43.8       $     9.5
                                                                                ===========      =========       =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1997, 1996 and 1995


(1)      ORGANIZATION AND DESCRIPTION OF BUSINESS

         Prior to January 27, 1997, Nationwide Life Insurance Company (NLIC) was wholly owned by Nationwide Corporation (Nationwide Corp.). On that date, Nationwide Corp. contributed the outstanding shares of NLIC's common stock to Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corp. in November 1996 for NLIC and the other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. On March 11 1997, NFS completed an initial public offering of its Class A common stock.

         During 1996 and 1997, Nationwide Corp. and NFS completed certain transactions in anticipation of the initial public offering that focused the business of NFS on long-term savings and retirement products. On September 24, 1996, NLIC declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of certain subsidiaries that do not offer or distribute long-term savings or retirement products. In addition, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to two affiliates effective January 1, 1996. These subsidiaries, through December 31, 1996, and all accident and health and group life insurance business have been accounted for as discontinued operations for all periods presented. See notes 11 and 15. Additionally, NLIC paid $900.0 million of dividends, $50.0 million to Nationwide Corp. on December 31, 1996 and $850.0 million to NFS, which then made an equivalent dividend to Nationwide Corp., on February 24, 1997.

         NFS contributed $836.8 million to the capital of NLIC during March
         1997.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., Nationwide Investment Services Corporation and NWE, Inc. NLIC and its subsidiaries are collectively referred to as "the Company."

         The Company is a leading provider of long-term savings and retirement products. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  CONSOLIDATION POLICY

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. Subsidiaries that are classified and reported as discontinued operations are not consolidated but rather are reported as "Investment in subsidiaries classified as discontinued operations" in the accompanying consolidated balance sheets and "Income from discontinued operations" in the accompanying consolidated statements of income. All significant intercompany balances and transactions have been eliminated.

         (b)  VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1997 or 1996.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (c)  REVENUES AND BENEFITS

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual and group variable and fixed annuities. Universal life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (d)  DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  SEPARATE ACCOUNTS

              Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $365.5 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  FUTURE POLICY BENEFITS

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities. See note 4.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (g)  PARTICIPATING BUSINESS

              Participating business represents approximately 50% in 1997 (52% in 1996 and 54% in 1995) of the Company's life insurance in force, 77% in 1997 (78% in 1996 and 79% in 1995) of the number of life insurance policies in force, and 27% in 1997 (40% in 1996 and 47% in 1995) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  FEDERAL INCOME TAX

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  REINSURANCE CEDED

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis. All of the Company's accident and health and group life insurance business is ceded to affiliates and is accounted for as discontinued operations. See notes 11 and 15.

         (j)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

              STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 130 - REPORTING COMPREHENSIVE INCOME was issued in June 1997 and is effective for fiscal years beginning after December 15, 1997. The statement establishes standards for reporting and display of comprehensive income and its components in a full set of financial statements. Comprehensive income includes all changes in equity during a period except those resulting from investments by shareholders and distributions to shareholders and includes net income. Comprehensive income would be reported in addition to earnings amounts currently presented. The Company will adopt the statement and begin reporting comprehensive income in the first quarter of 1998.

         (k)  RECLASSIFICATION

              Certain items in the 1996 and 1995 consolidated financial statements have been reclassified to conform to the 1997 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued




(3)      INVESTMENTS

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1997 and 1996 were:

                                                                                     Gross         Gross
                                                                    Amortized     unrealized    unrealized     Estimated
             (in millions of dollars)                                 cost           gains        losses       fair value
                                                                 --------------  ------------  -------------  ------------
             December 31, 1997:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies            $     305.1    $     8.6      $    -        $     313.7
                 Obligations of states and political subdivisions          1.6          -             -                1.6
                 Debt securities issued by foreign governments            93.3          2.7          (0.2)            95.8
                 Corporate securities                                  8,698.7        355.5         (11.5)         9,042.7
                 Mortgage-backed securities                            3,634.2        118.6          (2.5)         3,750.3
                                                                  ------------    ---------     ---------      -----------
                     Total fixed maturity securities                  12,732.9        485.4         (14.2)        13,204.1
               Equity securities                                          67.8         12.9          (0.3)            80.4
                                                                  ------------    ---------     ---------      -----------
                                                                   $  12,800.7    $   498.3      $  (14.5)     $  13,284.5
                                                                  ============    =========     =========      ===========

             December 31, 1996:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies            $     275.7    $     4.8      $   (1.3)     $     279.2
                 Obligations of states and political subdivisions          6.2          0.5           -                6.7
                 Debt securities issued by foreign governments           100.7          2.1          (0.9)           101.9
                 Corporate securities                                  7,999.3        285.9         (33.7)         8,251.5
                 Mortgage-backed securities                            3,589.0         91.4         (15.1)         3,665.3
                                                                  ------------    ---------     ---------      -----------
                     Total fixed maturity securities                  11,970.9        384.7         (51.0)        12,304.6
               Equity securities                                          43.9         15.6          (0.4)            59.1
                                                                  ------------    ---------     ---------      -----------
                                                                   $  12,014.8    $   400.3      $  (51.4)     $  12,363.7
                                                                  ============    =========     =========      ===========


         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1997, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                                 Amortized        Estimated
             (in millions of dollars)                                               cost          fair value
                                                                              --------------      ----------
             Fixed maturity securities available for sale:
               Due in one year or less                                            $     419.2      $     422.1
               Due after one year through five years                                  4,573.5          4,708.4
               Due after five years through ten years                                 2,772.6          2,879.7
               Due after ten years                                                    1,333.4          1,443.6
                                                                                  -----------      -----------
                                                                                      9,098.7          9,453.8
             Mortgage-backed securities                                               3,634.2          3,750.3
                                                                                  -----------      -----------
                                                                                  $  12,732.9      $  13,204.1
                                                                                  ===========      ===========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:


             (in millions of dollars)                                                1997          1996
                                                                                 -----------     ----------
             Gross unrealized gains                                                 $ 483.8        $349.0
             Adjustment to deferred policy acquisition costs                         (103.7)        (81.9)
             Deferred federal income tax                                             (133.0)        (93.5)
                                                                                   --------       -------
                                                                                    $ 247.1        $173.6
                                                                                   ========       =======

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:


             (in millions of dollars)                                         1997          1996           1995
                                                                          -----------   -------------   -----------
             Securities available-for-sale:
               Fixed maturity securities                                      $137.5       $(289.2)       $876.3
               Equity securities                                                (2.7)          8.9           -
             Fixed maturity securities held-to-maturity                          -             -            75.6
                                                                             -------       -------       -------
                                                                              $134.8       $(280.3)      $ 951.9
                                                                             =======       =======       =======

         Proceeds from the sale of securities available-for-sale during 1997, 1996 and 1995 were $574.5 million, $299.6 million and $107.3 million, respectively. During 1997, gross gains of $9.9 million ($6.6 million and $4.8 million in 1996 and 1995, respectively) and gross losses of $18.0 million ($6.9 million and $2.1 million in 1996 and 1995, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         During 1995, the Company transferred fixed maturity securities classified as held-to-maturity with amortized cost of $25.4 million to available-for-sale securities due to evidence of a significant deterioration in the issuer's creditworthiness. The transfer of those fixed maturity securities resulted in a gross unrealized loss of $3.5 million.

         As permitted by the Financial Accounting Standards Board's Special Report, A GUIDE TO IMPLEMENTATION OF STATEMENT 115 ON ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, issued in November 1995, the Company transferred nearly all of its fixed maturity securities previously classified as held-to-maturity to available-for-sale. As of December 14, 1995, the date of transfer, the fixed maturity securities had amortized cost of $3.32 billion, resulting in a gross unrealized gain of $155.9 million.

         The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1997 was $19.9 million ($51.8 million as of December 31, 1996), which includes $3.9 million ($41.7 million as of December 31, 1996) of impaired mortgage loans on real estate for which the related valuation allowance was $0.1 million ($8.5 million as of December 31, 1996) and $16.0 million ($10.1 million as of December 31,
         1996) of impaired mortgage loans on real estate for which there was no valuation allowance. During 1997, the average recorded investment in impaired mortgage loans on real estate was approximately $31.8 million ($39.7 million in 1996) and interest income recognized on those loans was $1.0 million ($2.1 million in 1996), which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions of dollars)                                               1997          1996
                                                                                ------------- -------------
             Allowance, beginning of year                                            $51.0         $49.1
               (Reductions) additions charged to operations                           (1.2)          4.5
               Direct write-downs charged against the allowance                       (7.3)         (2.6)
                                                                                    ------        ------
             Allowance, end of year                                                  $42.5         $51.0
                                                                                    ======        ======

         Real estate is presented at cost less accumulated depreciation of $45.1 million as of December 31, 1997 ($30.3 million as of December 31, 1996) and valuation allowances of $11.1 million as of December 31, 1997 ($15.2 million as of December 31, 1996).

         Investments that were non-income producing for the twelve month period preceding December 31, 1997 amounted to $19.4 million ($26.8 million for 1996) and consisted of $3.0 million ($0.2 million in 1996) in securities available-for-sale, $16.4 million ($20.6 million in 1996) in real estate and none ($5.9 million in 1996) in other long-term investments.

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions of dollars)                                      1997             1996           1995
                                                                        -----------      ---------      ---------
             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $  911.6        $  917.1       $  685.8
                 Equity securities                                             0.8             1.3            1.3
               Fixed maturity securities held-to-maturity                      -               -            201.8
               Mortgage loans on real estate                                 457.7           432.8          395.5
               Real estate                                                    42.9            44.3           38.3
               Short-term investments                                         22.7             4.2           10.6
               Other                                                          21.0             4.0            7.2
                                                                          --------        --------       --------
                   Total investment income                                 1,456.7         1,403.7        1,340.5
             Less investment expenses                                         47.5            45.9           46.5
                                                                          --------        --------       --------
                   Net investment income                                  $1,409.2        $1,357.8       $1,294.0
                                                                          ========        ========       ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions of dollars)                                       1997            1996           1995
                                                                         ---------       ---------       --------
             Securities available-for-sale:
               Fixed maturity securities                                    $ 3.6           $(3.5)         $ 4.2
               Equity securities                                              2.7             3.2            3.4
             Mortgage loans on real estate                                    1.6            (4.1)          (7.1)
             Real estate and other                                            3.2             4.1           (2.2)
                                                                           ------          ------         ------
                                                                            $11.1           $(0.3)         $(1.7)
                                                                           ======          ======         ======

         Fixed maturity securities with an amortized cost of $6.2 million as of December 31, 1997 and 1996 were on deposit with various regulatory agencies as required by law.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(4)      FUTURE POLICY BENEFITS AND CLAIMS

         The liability for future policy benefits for investment contracts represents approximately 86% and 87% of the total liability for future policy benefits as of December 31, 1997 and 1996, respectively. The average interest rate credited on investment product policies was approximately 6.1%, 6.3% and 6.6% for the years ended December 31, 1997, 1996 and 1995, respectively.

         The liability for future policy benefits for traditional life insurance policies has been established based upon the following assumptions:

              INTEREST RATES: Interest rates vary by issue year and were 6.9% and 6.6% in 1997 and 1996, respectively. Interest rates have generally ranged from 6.0% to 10.5% for previous issue years.

              WITHDRAWALS: Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

              MORTALITY: Mortality and morbidity rates are based on published tables, modified for the Company's actual experience.

         The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $220.2 million and $240.5 million as of December 31, 1997 and 1996, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

         The Company has reinsurance agreements with certain affiliates as described in note 11. All other reinsurance agreements are not material to either premiums or reinsurance recoverables.


(5)      FEDERAL INCOME TAX

         The Company's current federal income tax liability was $60.1 million and $30.2 million as of December 31, 1997 and 1996, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1997 and 1996 are as follows:

             (in millions of dollars)                                        1997            1996
                                                                          ----------      ----------
             Deferred tax assets:
               Future policy benefits                                       $200.1          $183.0
               Liabilities in Separate Accounts                              242.0           188.4
               Mortgage loans on real estate and real estate                  19.0            23.4
               Other assets and other liabilities                             59.2            53.7
                                                                           -------          ------
                 Total gross deferred tax assets                             520.3           448.5
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                           -------          ------
                 Net deferred tax assets                                     513.3           441.5
                                                                           -------          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             480.5           399.3
               Fixed maturity securities                                     193.3           133.2
               Deferred tax on realized investment gains                      40.1            37.6
               Equity securities and other long-term investments               7.5             8.2
               Other                                                          22.2            25.4
                                                                           -------          ------
                 Total gross deferred tax liabilities                        743.6           603.7
                                                                           -------          ------
                 Net deferred tax liability                                 $230.3          $162.2
                                                                           =======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1997, 1996 and 1995.

         Federal income tax expense attributable to income from continuing operations for the years ended December 31 was as follows:

           (in millions of dollars)                                   1997            1996            1995
                                                                   ---------       ---------       ---------
           Currently payable                                         $121.7          $116.5           $88.7
           Deferred tax expense (benefit)                              28.5            (5.6)           11.1
                                                                     ------          ------          ------
                                                                     $150.2          $110.9           $99.8
                                                                     ======          ======          ======

         Total federal income tax expense for the years ended December 31, 1997, 1996 and 1995 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                           1997                     1996                     1995
                                                   ----------------------   ----------------------   ----------------------
         (in millions of dollars)                     Amount        %          Amount        %          Amount        %
                                                   ----------------------   ------------- --------   ------------- --------
         Computed (expected) tax expense               $150.5      35.0         $110.4      35.0         $100.6      35.0
         Tax exempt interest and dividends
           received deduction                             -         0.0           (0.2)     (0.1)           -         0.0
         Other, net                                      (0.3)     (0.1)           0.7       0.3           (0.8)     (0.3)
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $150.2      34.9         $110.9      35.2         $ 99.8      34.7
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $91.8 million, $115.8 million and $51.8 million during the years ended December 31, 1997, 1996 and 1995, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(6)      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              FIXED MATURITY AND EQUITY SECURITIES: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

              MORTGAGE LOANS ON REAL ESTATE, NET: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              POLICY LOANS, SHORT-TERM INVESTMENTS AND CASH: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand, which includes certain surrender charges.

              INVESTMENT CONTRACTS: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 13.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:


                                                                         1997                              1996
                                                             ------------------------------   -------------------------------
                                                                Carrying      Estimated          Carrying       Estimated
               (in millions of dollars)                          amount       fair value          amount        fair value
                                                             ------------------------------   --------------- ---------------

               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $13,204.1      $13,204.1         $12,304.6       $12,304.6
                     Equity securities                               80.4           80.4              59.1            59.1
                   Mortgage loans on real estate, net             5,181.6        5,509.7           5,272.1         5,397.9
                   Policy loans                                     415.3          415.3             371.8           371.8
                   Short-term investments                           358.4          358.4               4.8             4.8
                 Cash                                               175.6          175.6              43.8            43.8
                 Assets held in Separate Accounts                37,724.4       37,724.4          26,926.7        26,926.7

               Liabilities:
                 Investment contracts                            14,708.2       14,322.1          13,914.4        13,484.5
                 Policy reserves on life insurance contracts      3,345.4        3,182.4           3,392.8         3,197.5
                 Liabilities related to Separate Accounts        37,724.4       36,747.0          26,926.7        26,164.2




(7)      RISK DISCLOSURES

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduce demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         CREDIT RISK: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $341.4 million extending into 1998 were outstanding as of December 31, 1997. The Company also had $63.9 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1997.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 20% (21% in 1996) in any geographic area and no more than 2% (2% in 1996) with any one borrower as of December 31, 1997. As of December 31, 1997, 46% (44% in 1996) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

         The Company had a significant reinsurance recoverable balance from one reinsurer as of December 31, 1997 and 1996. See note 4.

(8)      PENSION PLAN

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Effective January 1, 1995, the plan was amended to provide enhanced benefits for participants who met certain eligibility requirements and elected early retirement no later than March 15, 1995. The entire cost of the enhanced benefit was borne by NMIC and certain of its property and casualty insurance company affiliates.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Effective December 31, 1995, the Nationwide Insurance Companies and Affiliates Retirement Plan was merged with the Farmland Mutual Insurance Company Employees' Retirement Plan and the Wausau Insurance Companies Pension Plan to form the Nationwide Insurance Enterprise Retirement Plan (the Retirement Plan). Immediately prior to the merger, the plans were amended to provide consistent benefits for service after January 1, 1996. These amendments had no significant impact on the accumulated benefit obligation or projected benefit obligation as of December 31, 1995.

         Pension costs charged to operations by the Company during the years ended December 31, 1997, 1996 and 1995 were $7.5 million, $7.4 million and $10.5 million, respectively.

         The Company had no net accrued pension expense as of December 31, 1997 ($1.1 million as of December 31, 1996).

         The net periodic pension cost for the Retirement Plan as a whole for the years ended December 31, 1997 and 1996 and for the Nationwide Insurance Companies and Affiliates Retirement Plan as a whole for the year ended December 31, 1995 follows:

              (in millions of dollars)                                   1997             1996              1995
                                                                     -----------      -----------       -----------

              Service cost (benefits earned during the period)        $   77.3         $   75.5          $   64.5
              Interest cost on projected benefit obligation              118.6            105.5              95.3
              Actual return on plan assets                              (328.0)          (210.6)           (249.3)
              Net amortization and deferral                              196.4            101.8             143.4
                                                                      --------         --------          --------
                                                                      $   64.3         $   72.2          $   53.9
                                                                      ========         ========          ========

         Basis for measurements, net periodic pension cost:


                                                                        1997             1996              1995
                                                                    -----------      -----------       -----------

              Weighted average discount rate                           6.50%            6.00%             7.50%
              Rate of increase in future compensation levels           4.75%            4.25%             6.25%
              Expected long-term rate of return on plan assets         7.25%            6.75%             8.75%

         Information regarding the funded status of the Retirement Plan as a whole as of December 31, 1997 and 1996 follows:

              (in millions of dollars)                                           1997              1996
                                                                             -----------       -----------
              Accumulated benefit obligation:
                Vested                                                         $1,547.5          $1,338.6
                Nonvested                                                          13.5              11.1
                                                                               --------         ---------
                                                                               $1,561.0          $1,349.7
                                                                               ========         =========

              Net accrued pension expense:
                Projected benefit obligation for services rendered to date     $2,033.8          $1,847.8
                Plan assets at fair value                                       2,212.9           1,947.9
                                                                              ---------         ---------
                  Plan assets in excess of projected benefit obligation           179.1             100.1
                Unrecognized prior service cost                                    34.7              37.9
                Unrecognized net gains                                           (330.7)           (202.0)
                Unrecognized net asset at transition                               33.3              37.2
                                                                              ---------         ---------
                                                                              $   (83.6)        $   (26.8)
                                                                              =========         =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Basis for measurements, funded status of plan:

                                                                                1997              1996
                                                                             -----------       -----------

              Weighted average discount rate                                   6.00%             6.50%
              Rate of increase in future compensation levels                   4.25%             4.75%

         Assets of the Retirement Plan are invested in group annuity contracts of NLIC and Employers Life Insurance Company of Wausau (ELICW).

(9)      POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1997 and 1996 was $36.5 million and $34.9 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1997, 1996 and 1995 was $3.0 million, $3.3 million and $3.1 million, respectively.

         Information regarding the funded status of the plan as a whole as of December 31, 1997 and 1996 follows:


             (in millions of dollars)                                                         1997             1996
                                                                                          -----------       -----------
             Accrued postretirement benefit expense:
               Retirees                                                                    $   93.3          $   93.0
               Fully eligible, active plan participants                                        31.6              23.7
               Other active plan participants                                                 113.0              84.0
                                                                                           --------          --------
                 Accumulated postretirement benefit obligation                                237.9             200.7
               Plan assets at fair value                                                       69.2              63.0
                                                                                           --------          --------
                 Plan assets less than accumulated postretirement benefit obligation         (168.7)           (137.7)
               Unrecognized transition obligation of affiliates                                 1.5               1.7
               Unrecognized net losses (gains)                                                  1.6             (23.2)
                                                                                           --------          --------
                                                                                            $(165.6)          $(159.2)
                                                                                           ========          ========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The amount of NPPBC for the plan as a whole for the years ended December 31, 1997, 1996 and 1995 was as follows:

             (in millions of dollars)                            1997          1996          1995
                                                              -----------   ------------  ------------
             Service cost (benefits attributed to employee
               service during the year)                          $  7.0        $  6.5        $  6.2
             Interest cost on accumulated postretirement
               benefit obligation                                  14.0          13.7          14.2
             Actual return on plan assets                          (3.6)         (4.3)         (2.7)
             Amortization of unrecognized transition
               obligation of affiliates                             0.2           0.2           3.0
             Net amortization and deferral                         (0.5)          1.8          (1.6)
                                                                -------        ------        ------
                                                                  $17.1         $17.9         $19.1
                                                                =======        ======        ======

         Actuarial assumptions used for the measurement of the APBO and the NPPBC for 1997, 1996 and 1995 were as follows:

                                                                 1997          1996          1995
                                                              -----------   -----------   -----------
             APBO:
               Discount rate                                  6.70%         7.25%         6.75%
               Assumed health care cost trend rate:
                 Initial rate                                12.13%        11.00%        11.00%
                 Ultimate rate                                6.12%         6.00%         6.00%
                 Uniform declining period                   12 Years      12 Years      12 Years

             NPPBC:
               Discount rate                                  7.25%         6.65%         8.00%
               Long term rate of return on plan
                 assets, net of tax                           5.89%         4.80%         8.00%
               Assumed health care cost trend rate:
                 Initial rate                                11.00%        11.00%        10.00%
                 Ultimate rate                                6.00%         6.00%         6.00%
                 Uniform declining period                    12 Years      12 Years      12 Years

         For the plan as a whole, a one percentage point increase in the assumed health care cost trend rate would increase the APBO as of December 31, 1997 by $0.4 million and have no impact on the NPPBC for the year ended December 31, 1997.

(10) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The statutory capital and surplus of NLIC as of December 31, 1997, 1996 and 1995 was $1.13 billion, $1.00 billion and $1.36 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1997, 1996 and 1995 was $111.7 million, $73.2 million and $86.5 million, respectively.

         As a result of the $850.0 million dividend paid on February 24, 1997, any dividend paid by NLIC during the twelve-month period immediately following the $850.0 million dividend would be an extraordinary dividend under Ohio insurance laws. Accordingly, no such dividend could be paid without prior regulatory approval. The Company has no reason to believe that any reasonably foreseeable dividend to be paid by NLIC would not receive the required approval.

         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(11)     TRANSACTIONS WITH AFFILIATES

         As part of the restructuring described in note 1, NLIC paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELICW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, NLIC paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1997, 1996 and 1995, the Company made lease payments to NMIC and its subsidiaries of $8.4 million, $9.1 million and $9.0 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $85.8 million, $101.6 million and $107.1 million in 1997, 1996 and 1995, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the inter-company agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $20.5 million and $15.1 million as of December 31, 1997 and 1996, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1997 and 1996 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Intercompany reinsurance agreements exist between NLIC and, respectively, NMIC and ELICW whereby all of NLIC's accident and health and group life insurance business is ceded on a modified coinsurance basis. NLIC entered into the reinsurance agreements during 1996 because the accident and health and group life insurance business was unrelated to the Company's long-term savings and retirement products. Accordingly, the accident and health and group life insurance business has been accounted for as discontinued operations for all periods presented. Under modified coinsurance agreements, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by ELICW or NMIC, as the case may be. Risk of asset default is retained by the Company, although a fee is paid by ELICW or NMIC, as the case may be, to the Company for the Company's retention of such risk. The agreements will remain in force until all policy obligations are settled. However, with respect to the agreement between NLIC and NMIC, either party may terminate the contract on January 1 of any year with prior notice. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Amounts ceded to NMIC and ELICW for the years ended December 31, 1997 and 1996 were:


                                                                   1997                          1996
                                                        ----------------------------  ----------------------------
             (in millions of dollars)                       NMIC          ELICW           NMIC          ELICW
                                                        -------------- -------------  ----------------------------
             Premiums                                       $ 91.4         $199.8         $ 97.3        $224.2
             Net investment income and other revenue        $ 10.7         $ 13.4         $ 10.9        $ 14.8
             Benefits, claims and other expenses            $100.7         $225.9         $100.5        $246.6


         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $211.0 million and $4.8 million as of December 31, 1997 and 1996, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         On March 1, 1995, Nationwide Corp. contributed all of the outstanding shares of common stock of Farmland Life Insurance Company (Farmland) to NLIC. Farmland merged into WCLIC effective June 30, 1995. The contribution resulted in a direct increase to consolidated shareholder's equity of $46.9 million. As discussed in note 15, WCLIC is accounted for as discontinued operations.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1997 were $66.1 million, $76.9 million and $57.3 million, respectively.

(12)     BANK LINES OF CREDIT

         In August 1996, NLIC, along with NMIC, entered into a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by either NLIC or NMIC. NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. All previously existing line of credit agreements were canceled. In September 1997, the credit agreement was amended to include NFS as a party to and borrower under the agreement.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(13)     CONTINGENCIES

         The Company is a defendant in various lawsuits. In the opinion of management, the effects, if any, of such lawsuits are not expected to be material to the Company's financial position or results of operations.

(14)     SEGMENT INFORMATION

         The Company has three product segments: Variable Annuities, Fixed Annuities and Life Insurance. The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by the Company and independent investment managers, with the investment returns accumulating on a tax-deferred basis. The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. The Fixed Annuities segment also includes the fixed option under the Company's variable annuity contracts. The Life Insurance segment consists of insurance products that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis. In addition, the Company reports corporate expenses and investments, and the related investment income supporting capital not specifically allocated to its product segments in a Corporate and Other segment. In addition, all realized gains and losses and investment management fees and other revenue earned from mutual funds, other than the portion allocated to the variable annuities and life insurance segments, are reported in the Corporate and Other segment.

         The following table summarizes revenues and income from continuing operations before federal income tax expense for the years ended December 31, 1997, 1996 and 1995 and assets as of December 31, 1997, 1996 and 1995, by segment.

              (in millions of dollars)                                         1997               1996             1995
                                                                           -------------      ------------     ------------
              Revenues:
                  Variable Annuities                                         $    404.0        $    284.6       $    189.1
                  Fixed Annuities                                               1,141.4           1,092.6          1,052.0
                  Life Insurance                                                  473.1             435.6            409.1
                  Corporate and Other                                             198.9             180.1            148.5
                                                                            -----------        ----------       ----------
                                                                             $  2,217.4        $  1,992.9       $  1,798.7
                                                                            ===========        ==========       ==========

              Income from continuing operations before federal income tax expense:
                  Variable Annuities                                         $    150.9        $     90.3       $     50.8
                  Fixed Annuities                                                 169.5             135.4            137.0
                  Life Insurance                                                   70.9              67.2             67.6
                  Corporate and Other                                              38.6              22.6             32.2
                                                                            -----------        ----------       ----------
                                                                             $    429.9        $    315.5       $    287.6
                                                                            ===========        ==========       ==========

              Assets:
                  Variable Annuities                                         $ 35,278.7        $ 25,069.7       $ 17,333.0
                  Fixed Annuities                                              14,436.3          13,994.7         13,250.4
                  Life Insurance                                                3,901.4           3,353.3          3,027.4
                  Corporate and Other                                           6,174.3           5,348.6          4,896.8
                                                                            -----------        ----------       ----------
                                                                             $ 59,790.7        $ 47,766.3       $ 38,507.6
                                                                            ===========        ==========       ==========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(15)     DISCONTINUED OPERATIONS

         As discussed in note 1, NFS is a holding company for NLIC and certain other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. Prior to the contribution by Nationwide Corp. of the outstanding common stock of NLIC to NFS, NLIC effected certain transactions with respect to certain subsidiaries and lines of business that were unrelated to long-term savings and retirement products.

         On September 24, 1996, NLIC's Board of Directors declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of three subsidiaries: ELICW, NCC and WCLIC. ELICW writes group accident and health and group life insurance business and maintains it offices in Wausau, Wisconsin. NCC is a property and casualty company with offices in Scottsdale, Arizona that serves as a fronting company for a property and casualty subsidiary of NMIC. WCLIC writes high dollar term life insurance policies and is located in San Francisco, California. ELICW, NCC and WCLIC have been accounted for as discontinued operations in the accompanying consolidated financial statements through December 31, 1996. The Company did not recognize any gain or loss on the disposal of these subsidiaries.

         Also, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and NMIC, effective January 1, 1996. See note 11 for a complete discussion of the reinsurance agreements. The Company has discontinued its accident and health and group life insurance business and in connection therewith has entered into reinsurance agreements to cede all existing and any future writings to other affiliated companies. NLIC's accident and health and group life insurance business is accounted for as discontinued operations for all periods presented. The Company did not recognize any gain or loss on the disposal of the accident and health and group life insurance business. The assets, liabilities, results of operations and activities of discontinued operations are distinguished physically, operationally and for financial reporting purposes from the remaining assets, liabilities, results of operations and activities of the Company.

         A summary of the results of operations of discontinued operations for the years ended December 31, 1997, 1996 and 1995 is as follows:


             (in millions of dollars)                                               1997           1996          1995
                                                                                -------------- ------------- ------------

             Revenues                                                             $    -         $   668.9     $   776.9
             Net income                                                           $    -         $    11.3     $    24.7

         A summary of the assets and liabilities of discontinued operations as of December 31, 1997, 1996 and 1995 is as follows:

             (in millions of dollars)                                               1997           1996          1995
                                                                                -------------- ------------- -------------

             Assets, consisting primarily of investments                            $247.3        $3,288.5      $3,206.7
             Liabilities, consisting primarily of policy benefits and claims        $247.3        $2,802.8      $2,700.0

PART C. OTHER INFORMATION


                                                                                     PAGE
Item 24.      FINANCIAL STATEMENTS AND EXHIBITS

              (a) Financial Statements:

                  (1) Financial statements included in Prospectus (Part A):

                      Condensed Financial Information.                                 12

                  (2) Financial statements included
                      in Part B:

                      Those financial statements required by Item 23 to be included in Part B have been incorporated therein by reference to the Prospectus (Part A).

              Nationwide Variable Account-4:

                      Independent Auditors' Report.                                    42

                      Statement of Assets, Liabilities and Contract
                      Owners' Equity as of December 31, 1997.                          43

                      Statements of Operations and Changes in Contract Owners'
                      Equity for the years ended December 31, 1997 and 1996.           44

                      Notes to Financial Statements.                                   48

              Nationwide Life Insurance Company:

                      Independent Auditors' Report.                                    50

                      Consolidated Balance Sheets as of December 31, 1997 and
                      1996.                                                            51

                      Consolidated Statements of Income for the years ended
                      December 31, 1997, 1996 and 1995.                                52

                      Consolidated Statements of Shareholder's Equity for the
                      years ended December 31, 1997, 1996 and 1995.                    53

                      Consolidated Statements of Cash Flows for the years ended
                      December 31, 1997, 1996 and 1995.                                54

                      Notes to Consolidated Financial Statements.                      55

                      Schedule I - Consolidated Summary of Investments Other
                      Than Investments in Related Parties.                             92

                      Schedule III - Supplementary Insurance
                      Information.                                                     93

                      Schedule IV - Reinsurance.                                       94

                      Schedule V - Valuation and Qualifying Accounts.                  95


                                    74 of 96

Item 24.      (b) Exhibits

                        (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with the Registration Statement, (File No. 33-25734) and hereby incorporated by reference.
                        (2)  Not Applicable
                        (3) Underwriting or Distribution of contracts between the Registrant and Principal Underwriter - Filed previously with the Registration Statement, (File No. 33-25734) and hereby incorporated by reference.
                        (4) The form of the variable annuity contract Filed previously with the Registration Statement (File No. 33-25734) and hereby incorporated by reference.
                        (5) Variable Annuity Application - Filed previously with the Registration Statement, and hereby incorporated by reference.
                        (6) Articles of Incorporation of Depositor Filed previously with the Registration Statement, and hereby incorporated by reference.
                        (7)  Not Applicable
                        (8)  Not Applicable
                        (9) Opinion of Counsel - Filed previously with the Registration Statement, and hereby incorporated by reference.
                      (10)   Not Applicable
                      (11)   Not Applicable
                      (12)   Not Applicable
                      (13)   Not Applicable




                                    75 of 96

Item 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR

                          Lewis J. Alphin                                        Director
                          519 Bethel Church Road
                          Mount Olive, NC  28365


                          A. I. Bell                                             Director
                          4121 North River Road West
                          Zanesville, OH 43701


                          Keith W. Eckel                                         Director
                          1647 Falls Road
                          Clarks Summit, PA 18411


                          Willard J. Engel                                       Director
                          300 East Marshall Street
                          Marshall, MN 56258


                          Fred C. Finney                                         Director
                          1558 West Moreland Road
                          Wooster, OH 44691

                          Charles L. Fuellgraf, Jr.                              Director
                          600 South Washington Street
                          Butler, PA  16001

                          Joseph J. Gasper                         President and Chief Operating Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215

                          Dimon R. McFerson                        Chairman and Chief Executive Officer-
                          One Nationwide Plaza                        Nationwide Insurance Enterprise
                          Columbus, OH  43215                                  and Director


                          David O. Miller                           Chairman of the Board and Director
                          115 Sprague Drive
                          Hebron, OH 43025

                          Yvonne L. Montgomery                                   Director
                          2859 Paces Ferry Road
                          Atlanta, GA 30339


                          C. Ray Noecker                                         Director
                          2770 Winchester Southern S.
                          Ashville, OH 43103

                          James F. Patterson                                     Director
                          8765 Mulberry Road
                          Chesterland, OH  44026





                                    76 of 96



                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          Arden L. Shisler                                       Director
                          1356 North Wenger Road
                          Dalton, OH  44618

                          Robert L. Stewart                                      Director
                          88740 Fairview Road
                          Jewett, OH  43986

                          Nancy C. Thomas                                        Director
                          10835 Georgetown Street NE
                          Louisville, OH  44641

                          Harold W. Weihl                                        Director
                          14282 King Road
                          Bowling Green, OH  43402


                          Dennis W. Click                              Vice President and Secretary
                          One Nationwide Plaza
                          Columbus, OH  43215


                          Robert A. Oakley                               Executive Vice President-
                          One Nationwide Plaza                            Chief Financial Officer
                          Columbus, OH  43215

                          Robert J. Woodward Jr.                         Executive Vice President
                          One Nationwide Plaza                           Chief Investment Officer
                          Columbus, OH 43215

                          W. Sidney Druen                            Senior Vice President and General
                          One Nationwide Plaza                        Counsel and Assistant Secretary
                          Columbus, OH  43215

                          Harvey S. Galloway, Jr.                  Senior Vice President-Chief Actuary-
                          One Nationwide Plaza                          Life, Health and Annuities
                          Columbus, OH  43215

                          Richard A. Karas                            Senior Vice President - Sales -
                          One Nationwide Plaza                              Financial Services
                          Columbus, OH  43215


                          Susan A. Wolken                              Senior Vice President - Life
                          One Nationwide Plaza                              Company Operations
                          Columbus, OH 43215


                          Michael D. Bleiweiss                                Vice President-
                          One Nationwide Plaza                         Individual Annuity Operations
                          Columbus, OH  43215





                                    77 of 96



                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR

                          Matthew S. Easley                                  Vice President -
                          One Nationwide Plaza                  Life Marketing and Administrative Services
                          Columbus, OH  43215


                          Timothy E. Murphy                                   Vice President-
                          One Nationwide Plaza                              Strategic Marketing
                          Columbus, Ohio  43215

                          R. Dennis Noice                                     Vice President-
                          One Nationwide Plaza                               Retail Operations
                          Columbus, OH  43215

                          Joseph P. Rath
                          One Nationwide Plaza                                Vice President
                          Columbus, OH  43215
Item 26.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.
                *     Subsidiaries for which separate financial statements are filed
                **    Subsidiaries included in the respective consolidated financial statements
                ***   Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
                ****  other subsidiaries




                                    78 of 96

                                                                        NO. VOTING
                                                                        SECURITIES
                                                       STATE           (SEE ATTACHED
                                                  OF ORGANIZATION      CHART) UNLESS
                    COMPANY                                              OTHERWISE         PRINCIPAL BUSINESS
                                                                         INDICATED

         Affiliate Agency, Inc.                       Delaware                         Life Insurance Agency
         Affiliate Agency of Ohio, Inc.                 Ohio                           Life Insurance Agency
         Allnations, Inc.                               Ohio                           Promotes cooperative insurance corporations
                                                                                       worldwide
         American Marine Underwriters, Inc.           Florida                          Underwriting Manager
         Auto Direkt Insurance Company                Germany                          Insurance Company
         The Beak and Wire Corporation                  Ohio                           Radio Tower Joint Venture
         California Cash Management Company          California                        Inactive
         Colonial County Mutual Insurance              Texas                           Insurance Company
         Company
         Colonial Insurance Company of               Wisconsin                         Insurance Company
         Wisconsin
         Columbus Insurance Brokerage and             Germany                          Insurance Broker
         Service GMBH
         Companies Agency, Inc.                      Wisconsin                         Insurance Broker
         Companies Agency Insurance Services         California                        Insurance  Broker
         of California
         Companies Agency of Alabama, Inc.            Alabama                          Insurance Broker
         Companies Agency of Georgia, Inc.            Georgia                          Insurance Broker
         Companies Agency of Idaho, Inc.               Idaho                           Insurance Broker
         Companies Agency of Kentucky, Inc.           Kentucky                         Insurance Broker
         Companies Agency of Massachusetts,        Massachusetts                       Insurance Broker
         Inc.
         Companies Agency of New York, Inc.           New York                         Insurance Broker
         Companies Agency of Pennsylvania, Inc.     Pennsylvania                       Insurance Broker
         Companies Agency of Phoenix, Inc.            Arizona                          Insurance Broker
         Companies Agency of Texas, Inc.               Texas                           Local Recording Agent (P&C)
         Companies Annuity Agency of Texas,            Texas                           Group and Variable Contract Agent
         Inc.
         Cooperative Service Company                  Nebraska                         Insurance Agency
         Countrywide Services Corporation             Delaware                         Products Liability, Investigative and Claims
                                                                                       Management Services
         EMPLOYERS INSURANCE OF WAUSAU A             Wisconsin                         Mutual Insurance Company
         Mutual Company





                                    79 of 96

                                                                        NO. VOTING
                                                                        SECURITIES
                                                       STATE           (SEE ATTACHED
                                                  OF ORGANIZATION      CHART) UNLESS
                    COMPANY                                              OTHERWISE         PRINCIPAL BUSINESS
                                                                         INDICATED

     **  Employers Life Insurance Company of         Wisconsin                         Life Insurance Company
         Wausau
         F & B, Inc.                                    Iowa                           Insurance Agency
         Farmland Mutual Insurance Company              Iowa                           Mutual Insurance Company
         Financial Horizons Distributors              Alabama                          Life Insurance Agency
         Agency of Alabama, Inc.
         Financial Horizons Distributors                Ohio                           Life Insurance Agency
         Agency of Ohio, Inc.
         Financial Horizons Distributors              Oklahoma                         Life Insurance Agency
         Agency of Oklahoma, Inc.
         Financial Horizons Distributors               Texas                           Life Insurance Agency
         Agency of Texas, Inc.
      *  Financial Horizons Investment Trust       Massachusetts                       Investment Company
         Financial Horizons Securities                Oklahoma                         Broker Dealer
         Corporation
         Gates, McDonald & Company                      Ohio                           Cost Control Business
         Gates, McDonald & Company of Nevada           Nevada                          Self-Insurance Administration Claims
                                                                                       Examinations and Data Processing Services
         Gates, McDonald & Company of New             New York                         Workers Compensation Claims Administration
         York, Inc.
         Gates McDonald Health Plus, Inc.               Ohio                           Managed Care Organization
         Greater La Crosse Health Plans, Inc.        Wisconsin                         Commercial Health and Medicare Supplement
                                                                                       Insurance
         Insurance Intermediaries, Inc.                 Ohio                           Insurance Broker and Insurance Agency
         Irvin L. Schwartz and Associates, Inc.         Ohio                           Insurance Agency
         Key Health Plan, Inc.                       California                        Pre-paid Health Plans
         Landmark Financial Services of New           New York                         Life Insurance Agency
         York, Inc.
         Leben Direkt Insurance Company               Germany                          Life Insurance Company
         Lone Star General Agency, Inc.                Texas                           Insurance Agency
     **  MRM Investments, Inc.                          Ohio                           Owns and Operates a Recreational Ski Facility
     **  National Casualty Company                   Wisconsin                         Insurance Company
         National Casualty Company of America,     Great Britain                       Insurance Company
         Ltd.
     **  National Premium and Benefit                 Delaware                         Insurance Administrative Services
         Administration Company
     **  Nationwide Advisory Services, Inc.             Ohio                           Registered Broker-Dealer, Investment Manager
                                                                                       and Administrator





                                    80 of 96

                                                                        NO. VOTING
                                                                        SECURITIES
                                                       STATE           (SEE ATTACHED
                                                  OF ORGANIZATION      CHART) UNLESS
                        COMPANY                                          OTHERWISE                   PRINCIPAL BUSINESS
                                                                         INDICATED

         Nationwide Agency, Inc.                        Ohio                           Insurance Agency
         Nationwide Agribusiness Insurance              Iowa                           Insurance Company
         Company
         Nationwide Asset Allocation Trust         Massachusetts                       Investment Company
         Nationwide Cash Management Company             Ohio                           Investment Securities Agent
         Nationwide Community Urban                     Ohio                           Redevelopment of blighted areas within the
         Redevelopment Corporation                                                     City of Columbus, Ohio
         Nationwide Corporation                         Ohio                           Organized for the purpose of acquiring,
                                                                                       holding, encumbering, transferring, or
                                                                                       otherwise disposing of shares, bonds, and
                                                                                       other evidences of indebtedness, securities,
                                                                                       and contracts of other persons, associations,
                                                                                       corporations, domestic or foreign and to form
                                                                                       or acquire the control of other corporations
         Nationwide/Dispatch LLC                        Ohio                           Engaged in related Arena development Activity
         Nationwide Financial Institution             Delaware                         Insurance Agency
         Distributors Agency, Inc.
         Nationwide Financial Services Capital        Delaware                         Statutory Business Trust
         Trust
         Nationwide Financial Services, Inc.          Delaware                         Organized for the purpose of acquiring,
                                                                                       holding, encumbering, transferring, or
                                                                                       otherwise disposing of shares, bonds, and
                                                                                       other evidences of indebtedness, securities,
                                                                                       and contracts of other persons, associations,
                                                                                       corporations, domestic or foreign and to form
                                                                                       or acquire the control of other corporations
         Nationwide General Insurance Company           Ohio                           Insurance Company
         Nationwide Global Holdings, Inc.               Ohio                           Holding Company for Enterprise International
                                                                                       Operations
         Nationwide Health Plans, Inc.                  Ohio                           Health Maintenance Organization
      *  Nationwide Indemnity Company                   Ohio                           Reinsurance Company
         Nationwide Insurance Enterprise                Ohio                           Membership Non-Profit Corporation
         Foundation
         Nationwide Insurance Enterprise                Ohio                           Performs shares services functions for the
         Services, Ltd.                                                                Enterprise
         Nationwide Insurance Golf Charities,           Ohio                           Membership Non-Profit Corporation
         Inc.
         Nationwide Investing Foundation              Michigan                         Investment Company
      *  Nationwide Investing                      Massachusetts                       Investment Company
         Foundation II
         Nationwide Investing Foundation III            Ohio                           Investment Company





                                    81 of 96

                                                                        NO. VOTING
                                                                        SECURITIES
                                                       STATE           (SEE ATTACHED
                                                  OF ORGANIZATION      CHART) UNLESS
                        COMPANY                                          OTHERWISE                   PRINCIPAL BUSINESS
                                                                         INDICATED
         Nationwide Investment Services               Oklahoma                         Registered Broker-Dealer in Deferred
         Corporation                                                                   Compensation Market
         Nationwide Investors Services, Inc.            Ohio                           Stock Transfer Agent
     **  Nationwide Life and Annuity Insurance          Ohio                           Life Insurance Company
         Company
     **  Nationwide Life Insurance Company              Ohio                           Life Insurance Company
         Nationwide Lloyds                             Texas                           Texas Lloyds Company

         Nationwide  Management Systems, Inc.           Ohio                           Offers Preferred Provider Organization and
                                                                                       Other Related Products and Services
         Nationwide Mutual Fire Insurance               Ohio                           Mutual Insurance Company
         Company
         Nationwide Mutual Insurance Company            Ohio                           Mutual Insurance Company

         Nationwide Properties, Ltd.                    Ohio                           Develops, owns and operates real estate and
                                                                                       real estate investments
         Nationwide Property and Casualty               Ohio                           Insurance Company
         Insurance Company
         Nationwide Realty Investors, Ltd.              Ohio                           Develops, owns and operates real estate and
                                                                                       real estate investments
      *  Nationwide Separate Account Trust         Massachusetts                       Investment Company
         NEA Valuebuilder Investor Services,          Delaware                         Life Insurance Agency
         Inc.
         NEA Valuebuilder Investor Services of        Alabama                          Life Insurance Agency
         Alabama, Inc.
         NEA Valuebuilder Investor Services of        Arizona                          Life Insurance Agency
         Arizona, Inc.
         NEA Valuebuilder Investor Services of        Montana                          Life Insurance Agency
         Montana, Inc.
         NEA Valuebuilder Investor Services of         Nevada                          Life Insurance Agency
         Nevada, Inc.
         NEA Valuebuilder Investor Services of          Ohio                           Life Insurance Agency
         Ohio, Inc.
         NEA Valuebuilder Investor Services of        Oklahoma                         Life Insurance Agency
         Oklahoma, Inc.
         NEA Valuebuilder Investor Services of         Texas                           Life Insurance Agency
         Texas, Inc.

         NEA Valuebuilder Investor Services of        Wyoming                          Life Insurance Agency
         Wyoming, Inc.

         NEA Valuebuilder Services Insurance       Massachusetts                       Life Insurance Agency
         Agency, Inc.
         Neckura General Insurance Company            Germany                          Insurance Company
         Neckura Holding Company                      Germany                          Administrative Service for Neckura Insurance
                                                                                       Group
         Neckura Insurance Company                    Germany                          Insurance Company
         Neckura Life Insurance Company               Germany                          Life Insurance Company




                                    82 of 96

                                                                        NO. VOTING
                                                                        SECURITIES
                                                       STATE           (SEE ATTACHED
                                                  OF ORGANIZATION      CHART) UNLESS
                        COMPANY                                          OTHERWISE                   PRINCIPAL BUSINESS
                                                                         INDICATED
         NWE, Inc.                                      Ohio                           Special Investments
         PEBSCO of Massachusetts Insurance         Massachusetts                       Markets and Administers Deferred Compensation
         Agency, Inc.                                                                  Plans for Public Employees
         PEBSCO of Texas, Inc.                         Texas                           Markets and Administers Deferred Compensation
                                                                                       Plans for Public Employees
         Pension Associates of Wausau, Inc.          Wisconsin                         Pension plan administration, record keeping
                                                                                       and consulting and compensation consulting
         Physicians Plus Insurance Corporation       Wisconsin                         Health Maintenance Organization

         Prevea Health Insurance Plan, Inc.          Wisconsin                         Health Maintenance Organization
         Public Employees Benefit Services            Delaware                         Markets and Administers Deferred Compensation
         Corporation                                                                   Plans for Public Employees

         Public Employees Benefit Services            Alabama                          Markets and Administers Deferred Compensation
         Corporation of Alabama                                                        Plans for Public Employees
         Public Employees Benefit Services            Arkansas                         Markets and Administers Deferred Compensation
         Corporation of Arkansas                                                       Plans for Public Employees
         Public Employees Benefit Services            Montana                          Markets and Administers Deferred Compensation
         Corporation of Montana                                                        Plans for Public Employees
         Public Employees Benefit Services           New Mexico                        Markets and Administers Deferred Compensation
         Corporation of New Mexico                                                     Plans for Public Employees
         Scottsdale Indemnity Company                   Ohio                           Insurance Company
         Scottsdale Insurance Company                   Ohio                           Insurance Company
         Scottsdale Surplus Lines Insurance           Arizona                          Excess and Surplus Lines Insurance Company
         Company
         SVM Sales GmbH, Neckura Insurance            Germany                          Sales support for Neckura Insurance Group
         Group

         TIG Countrywide Insurance Group             California                        Independent Agency Personal Lines Underwriter
         Wausau (Bermuda) Ltd.                        Bermuda                          Rent-a-captive Reinsurer
         Wausau Business Insurance Company           Wisconsin                         Insurance Company

         Wausau General Insurance Company             Illinois                         Insurance Company
         Wausau Insurance Company (U.K.)           United Kingdom                      Insurance and Reinsurance Company
         Limited
         Wausau International Underwriters           California                        Special Risks, Excess and Surplus Lines
                                                                                       Insurance Underwriting Manager
     **  Wausau Preferred Health Insurance           Wisconsin                         Insurance and Reinsurance Company
         Company
         Wausau Service Corporation                  Wisconsin                         Holding Company
         Wausau Underwriters Insurance Company       Wisconsin                         Insurance Company




                                    83 of 96

                                                                         NO. VOTING SECURITIES
                                                                      (SEE ATTACHED CHART) UNLESS
                                                      STATE               OTHERWISE INDICATED
                                                 OF ORGANIZATION
                       COMPANY                                                                          PRINCIPAL BUSINESS
     *  MFS Variable Account                          Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                   Account
     *  NACo Variable Account                         Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                   Account
     *  Nationwide DC Variable Account                Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                   Account
        Nationwide DCVA II                            Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                   Account
     *  Separate Account No. 1                        Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                   Account
     *  Nationwide Multi-Flex Variable Account        Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                   Account
     *  Nationwide VA Separate Account-A              Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                   Separate Account
     *  Nationwide VA Separate Account-B              Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                   Separate Account
     *  Nationwide VA Separate Account-C              Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                   Separate Account

        Nationwide VA Separate Account-Q              Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                   Separate Account

     *  Nationwide Variable Account                   Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                   Account
     *  Nationwide Variable Account-II                Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                   Account
     *  Nationwide Variable Account-3                 Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                   Account
     *  Nationwide Variable Account-4                 Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                   Account
     *  Nationwide Variable Account-5                 Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                   Account
     *  Nationwide Fidelity Advisor Variable          Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
        Account                                                    Account
     *  Nationwide Variable Account-6                 Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                   Account

        Nationwide Variable Account-8                 Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                   Account

     *  Nationwide Variable Account-9                 Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                   Account
     *  Nationwide VL Separate                        Ohio         Nationwide Life and Annuity     Issuer of Life Insurance Policies
        Account-A                                                  Separate Account
        Nationwide VL Separate                        Ohio         Nationwide Life and Annuity     Issuer of Life Insurance Policies
        Account-B                                                  Separate Account
        Nationwide VL Separate                        Ohio         Nationwide Life and Annuity     Issuer of Life Insurance Policies
        Account-C                                                  Separate Account
     *  Nationwide VLI Separate Account               Ohio         Nationwide Life Separate        Issuer of Life Insurance Policies
                                                                   Account



                                    84 of 96

     *  Nationwide VLI Separate Account-2             Ohio         Nationwide Life Separate        Issuer of Life Insurance Policies
                                                                   Account
     *  Nationwide VLI Separate Account-3             Ohio         Nationwide Life Separate        Issuer of Life Insurance Policies
                                                                   Account

        Nationwide VLI Separate Account-4             Ohio         Nationwide Life Separate        Issuer of Life Insurance Policies
                                                                   Account








                                    85 of 96

                                                                                                                         (left side)
------------------------
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|      MEMBERSHIP      |
|      NONPROFIT       |
|     CORPORATION      |
------------------------
                                                  ------------------------------------------
                                                  |      EMPLOYERS INSURANCE OF WAUSAU     |
                                                  |           A MUTUAL COMPANY             |
                                                  |             (EMPLOYERS)                |
                                                  |                                        |========================================
                                                  | Contribution Note         Cost         |
                                                  | -----------------         ----         |
                                                  | Casualty                  $400,000,000 |
                                                  ------------------------------------------
                                                                |
           -----------------------------------------------------------------------
           |                                  |                                  |
---------------------------       ---------------------------       ----------------------------         ---------------------------
|  KEY HEALTH PLAN, INC.  |       |   WAUSAU INSURANCE CO.  |       |      WAUSAU SERVICE      |         |                         |
|                         |       |      (U.K.) LIMITED     |       |     CORPORATION (WSC)    |         |    NATIONWIDE LLOYDS    |
|Common Stock: 1,000      |       |Common Stock: 8,506,800  |       |Common Stock: 1,000 Shares|         |                         |
|------------  Shares     |       |------------  Shares     |       |------------              |         |                         |
|                         |       |                         |       |                          |=========|                         |
|              Cost       |       |              Cost       |       |              Cost        |     ||  |      A TEXAS LLOYDS     |
|              ----       |       |              ----       |       |              ----        |     ||  |                         |
|Employers-               |       |Employers-               |       |Employers-                |     ||  |                         |
| 80%          $1,828,478 |       |100%          $18,683,300|       |100%          $176,763,000|     ||  |                         |
---------------------------       ---------------------------       ----------------------------     ||  ---------------------------
                                                                                 |                   ||
                              ---------------------------------------------------------------------  ||
                              |                                 |                                 |  ||
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
|     WAUSAU BUSINESS     |   |   |    COMPANIES AGENCY     |   |   |   COUNTRYWIDE SERVICES   |  |  ||  |                         |
|    INSURANCE COMPANY    |   |   |    OF KENTUCKY, INC.    |   |   |        CORPORATION       |  |  ||  |                         |
|Common Stock: 10,900,000 |   |   |Common Stock: 1,000      |   |   |Common Stock: 100 Shares  |  |  ||  |        COMPANIES        |
|------------  Shares     |   |   |------------  Shares     |   |   |------------              |  |  ||  |        AGENCY OF        |
|                         |---|---|                         |   |---|                          |  |  ||==|        TEXAS, INC.      |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |  ||  |                         |
|              ----       |   |   |              ----       |   |   |              ----        |  |  ||  |                         |
|WSC-100%      $33,800,000|   |   |WSC-100%      $1,000     |   |   |WSC-100%      $145,852    |  |  ||  |                         |
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
                              |                                 |                                 |  ||
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
|   WAUSAU UNDERWRITERS   |   |   |    COMPANIES AGENCY     |   |   |      WAUSAU GENERAL      |  |  ||  |                         |
|    INSURANCE COMPANY    |   |   | OF MASSACHUSETTS, INC.  |   |   |     INSURANCE COMPANY    |  |  ||  |                         |
|Common Stock: 8,750      |   |   |Common Stock: 1,000      |   |   |Common Stock: 200,000     |  |  ||  |     COMPANIES ANNUITY   |
|------------  Shares     |   |   |------------  Shares     |   |   |------------  Shares      |  |  ||  |         AGENCY OF       |
|                         |---|---|                         |   |---|                          |  |  ====|         TEXAS, INC.     |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |                         |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |                         |
|WSC-100%      $69,560,006|   |   |WSC-100%      $1,000     |   |   |WSC-100%      $39,000,000 |  |      |                         |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|   GREATER LA CROSSE     |   |   |    COMPANIES AGENCY     |   |   |   WAUSAU INTERNATIONAL   |  |      |     AMERICAN MARINE     |
|   HEALTH PLANS, INC.    |   |   |    OF NEW YORK, INC.    |   |   |       UNDERWRITERS       |  |      |    UNDERWRITERS, INC.   |
|Common Stock: 3,000      |   |   |Common Stock: 1,000      |   |   |Common Stock: 1,000       |  |      |Common Stock: 20         |
|------------  Shares     |   |   |------------  Shares     |   |   |------------  Shares      |  |      |------------  Shares     |
|                         |---|---|                         |   |---|                          |  |------|                         |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |              Cost       |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |              ----       |
|WSC-33.3%     $1,461,761 |   |   |WSC-100%      $1,000     |   |   |WSC-100%      $10,000     |  |      |WSC-100%      $248,222   |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|    COMPANIES AGENCY     |   |   |    COMPANIES AGENCY     |   |   |     COMPANIES AGENCY     |  |      |         COMPANIES       |
|    OF ALABAMA, INC.     |   |   |  OF PENNSYLVANIA, INC.  |   |   |    INSURANCE SERVICES    |  |      |        AGENCY, INC.     |
|                         |   |   |                         |   |   |       OF CALIFORNIA      |  |      |                         |
|Common Stock: 1,000      |   |   |Common Stock: 1,000      |   |   |Common Stock: 1,000       |  |      |Common Stock: 100        |
|------------  Shares     |   |   |------------  Shares     |   |---|------------  Shares      |  |------|------------  Shares     |
|                         |---|---|                         |   |   |                          |         |                         |
|              Cost       |   |   |              Cost       |   |   |              Cost        |         |              Cost       |
|              ----       |   |   |              ----       |   |   |              ----        |         |              ----       |
|WSC-100%      $100       |   |   |WSC-100%      $100       |   |   |WSC-100%      $1,000      |         |WSC-100%      $10,000    |
---------------------------   |   ---------------------------   |   ----------------------------         ---------------------------
                              |                                 |                                                     |
---------------------------   |   ---------------------------   |   ----------------------------         ---------------------------
|    COMPANIES AGENCY     |   |   |   COMPANIES AGENCY      |   |   |      PHYSICIANS PLUS     |         |    PENSION ASSOCIATES   |
|     OF IDAHO, INC.      |   |   |     OF PHOENIX, INC.    |   |   |         INSURANCE        |         |      OF WAUSAU, INC.    |
|                         |   |   |                         |   |   |        CORPORATION       |         |Common Stock: 1,000      |
|Common Stock: 1,000      |   |   |Common Stock: 1,000      |   |   |Common Stock:    7,150    |         |------------  Shares     |
|------------  Shares     |   |   |------------  Shares     |   |   |------------     Shares   |         |                         |
|                         |-------|                         |   |---|Preferred Stock: 11,540   |         |                         |
|                         |   |   |                         |   |   |---------------  Shares   |         |Companies        Cost    |
|                         |   |   |                         |   |   |                          |         |Agency, Inc.     ----    |
|              Cost       |   |   |              Cost       |   |   |                Cost      |         |(Wisconsin)-100% $10,000 |
|              ----       |   |   |              ----       |   |   |                ----      |         |                         |
|WSC-100%      $1,000     |   |   |WSC-100%      $1,000     |   |   |WSC-33-1/3%     $6,215,459|         |                         |
---------------------------   |   ---------------------------   |   ----------------------------         ---------------------------
                              |                                 |
                              |   ---------------------------   |   ----------------------------
                              |   |         WAUSAU          |   |   |      PREVEA HEALTH       |
                              |   |     (BERMUDA) LTD.      |   |   |  INSURANCE PLAN, INC.    |
                              |   | Common Stock:  120,000  |   |   |Common Stock: 3,000 Shares|
                              |   | -------------  Shares   |   |   |------------              |
                              ----|                         |   ----|                          |
                                  |                         |       |                          |
                                  |                Cost     |       |              Cost        |
                                  |                ----     |       |              ----        |
                                  | WSC-100%      $5,000,000|       |WSC-33-1/3%   $500,000    |
                                  ---------------------------       ----------------------------

                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                                  (middle)
       -----------------------------------------------------------------------------
       |                                                                           |
       |                                                                           |
       |                           NATIONWIDE MUTUAL                               |
=======|                           INSURANCE COMPANY                               |================================================
       |                              (CASUALTY)                                   |
       |                                                                           |
       |                                                                           |
       -----------------------------------------------------------------------------
              |                        ||                              |
              |                        ||                              -------------------------------------------------------------
              |                        ||    ---------------------------------------------------------------------------------------
              |                        ||    |                                                                      |
--------------------------------       ||    |    --------------------------------                  --------------------------------
|      ALLNATIONS, INC.        |       ||    |    |      NATIONWIDE GENERAL      |                  |        NECKURA HOLDING       |
|Common Stock:   10,330 Shares |       ||    |    |      INSURANCE COMPANY       |                  |       COMPANY (NECKURA)      |
|------------                  |       ||    |    |                              |                  |                              |
|                 Cost         |       ||    |    |Common Stock:    20,000       |                  |Common Stock:    10,000       |
|                 ----         |       ||    |    |------------     Shares       |                  |------------     Shares       |
|Casualty-18.6%   $88,320      |       ||    |    |                 Cost         |                  |                 Cost         |
|Fire-18.6%       $88,463      |       ||    |    |                 ----         |                  |                 ----         |
|Preferred Stock: 1,466 Shares |       ||    |----|Casualty-100%    $5,944,422   |         ---------|Casualty-100%    $87,943,140  |
|---------------               |       ||    |    |                              |         |        |                              |
|                 Cost         |       ||    |    |                              |         |        |                              |
|                 ----         |       ||    |    |                              |         |        |                              |
|Casualty-6.8%    $100,000     |       ||    |    |                              |         |        |                              |
|Fire-6.8%        $100,000     |       ||    |    |                              |         |        |                              |
--------------------------------       ||    |    --------------------------------         |        --------------------------------
                                       ||    |                                             |
--------------------------------       ||    |    --------------------------------         |        --------------------------------
|       FARMLAND MUTUAL        |       ||    |    |      NATIONWIDE PROPERTY     |         |        |           NECKURA            |
|      INSURANCE COMPANY       |       ||    |    |         AND CASUALTY         |         |        |       INSURANCE COMPANY      |
|Guaranty Fund                 |       ||    |    |       INSURANCE COMPANY      |         |        |                              |
|------------                  |=========    |----|Common Stock:    60,000       |         |--------|Common Stock:    6,000        |
|Certificate                   |--------     |    |------------     Shares       |         |        |------------     Shares       |
|-----------      Cost         |       |     |    |                 Cost         |         |        |                 Cost         |
|                 ----         |       |     |    |                 ----         |         |        |Neckura-         ----         |
|Casualty         $500,000     |       |     |    |Casualty-100%    $6,000,000   |         |        |100%             DM 6,000,000 |
--------------------------------       |     |    --------------------------------         |        --------------------------------
              |                        |     |                                             |
--------------------------------       |     |    --------------------------------         |        --------------------------------
|        F & B, INC.           |       |     |    |      COLONIAL INSURANCE      |         |        |         NECKURA LIFE         |
|                              |       |     |    |     COMPANY OF WINCONSIN     |         |        |       INSURANCE COMPANY      |
|Common Stock:    1 Share      |       |     |    |          (COLONIAL)          |         |        |                              |
|------------                  | ------|     |----|Common Stock:    1,750        |         |--------|Common Stock:   4,000         |
|                 Cost         |       |     |    |------------     Shares       |         |        |------------    Shares        |
|                 ----         |       |     |    |                 Cost         |         |        |                Cost          |
|Farmland                      |       |     |    |                 ----         |         |        |                ----          |
|Mutual-100%      $10          |       |     |    |Casualty-100%    $41,750,000  |         |        |Neckura-100%    DM 15,825,681 |
--------------------------------       |     |    --------------------------------         |        --------------------------------
                                       |     |                                             |
--------------------------------       |     |    --------------------------------         |        --------------------------------
|    COOPERATIVE SERVICE       |       |     |    |         SCOTTSDALE           |         |        |        NECKURA GENERAL       |
|          COMPANY             |       |     |    |      INSURANCE COMPANY       |         |        |       INSURANCE COMPANY      |
|Common Stock:    600 Shares   |       |     |    |            (SIC)             |         |        |                              |
|------------                  |       |     |    |Common Stock:    30,136       |         |        |Common Stock:    1,500        |
|                 Cost         |--------     |----|------------     Shares       | ----    |--------|------------     Shares       |
|                 ----         |             |    |                 Cost         |    |    |        |                 Cost         |
|Farmland         $3,506,173   |             |    |                 ----         |    |    |        |                 ----         |
|Mutual-100%                   |             |    |Casualty-100%    $150,000,000 |    |    |        |Neckura-100%     DM 1,656,925 |
|                              |             |    |                              |    |    |        |                              |
|                              |             |    |                              |    |    |        |                              |
--------------------------------             |    --------------------------------    |    |        --------------------------------
                                             |                                        |    |
--------------------------------             |    --------------------------------    |    |        --------------------------------
| NATIONWIDE AGRIBUSINESS      |             |    |          SCOTTSDALE          |    |    |        |       COLUMBUS INSURANCE     |
|    INSURANCE COMPANY         |             |    |        SURPLUS LINES         |    |    |        |      BROKERAGE AND SERVICE   |
|Common Stock:    1,000,000    |             |    |       INSURANCE COMPANY      |    |    |        |              GmbH            |
|------------     Shares       |------------ |    | Common Stock:    100,000     |    |    |        |Common Stock:    1 Share      |
|                              |             |    | ------------     Shares      | ---|    |--------|------------                  |
|                    Cost      |             |    |                              |    |    |        |                 Cost         |
|Casualty-99.9%      ----      |             |    |                   Cost       |    |    |        |                 ----         |
|Other Capital:   $26,714,335  |             |    |                   ----       |    |    |        |Neckura-100%     DM 51,639    |
|-------------                 |             |    | SIC-100%          $6,000,000 |    |    |        |                              |
|Casualty-Ptd.    $   713,576  |             |    |                              |    |    |        |                              |
--------------------------------             |    --------------------------------    |    |        --------------------------------
                                             |                                        |    |
--------------------------------             |    --------------------------------    |    |        --------------------------------
|    NATIONAL CASUALTY         |             |    |      NATIONAL PREMIUM &      |    |    |        |          LEBEN DIREKT        |
|          COMPANY             |             |    |    BENEFIT ADMINISTRATION    |    |    |        |        INSURANCE COMPANY     |
|           (NC)               |             |    |           COMPANY            |    |    |        |                              |
|Common Stock:    100 Shares   |             |    |Common Stock:    10,000       |    |    |        |Common Stock:    4,000 Shares |
|------------                  |-------------     |------------     Shares       |-----    ---------|------------                  |
|                 Cost         |                  |                 Cost         |         |        |                 Cost         |
|                 ----         |                  |                 ----         |         |        |                 ----         |
|Casualty-100%    $67,442,439  |                  |Scottsdale-100%  $10,000      |         |        |Neckura-100%     DM 4,000,000 |
|                              |                  |                              |         |        |                              |
|                              |                  |                              |         |        |                              |
--------------------------------                  --------------------------------         |        --------------------------------
              |                                                                            |
--------------------------------                  --------------------------------         |        --------------------------------
|    NCC OF AMERICA, LTD.      |                  |         SVM SALES            |         |        |          AUTO DIREKT         |
|        (INACTIVE)            |                  |            GmbH              |         |        |       INSURANCE COMPANY      |
|                              |                  |                              |         |        |                              |
|                              |                  |Common Stock:    50 Shares    |         |        |Common Stock:    1,500 Shares |
|                              |                  |------------                  |----------------- |------------                  |
|                              |                  |                 Cost         |                  |                 Cost         |
|NC-100%                       |                  |                 ----         |                  |                 ----         |
|                              |                  |Neckura-100%     DM 50,000    |                  |Neckura-100%     DM 1,643,149 |
|                              |                  |                              |                  |                              |
|                              |                  |                              |                  |                              |
--------------------------------                  --------------------------------                  --------------------------------


                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            | NATIONWIDE INSURANCE |
                                                                                                            | ENTERPRISE FOUNDATION|
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------
       -----------------------------------------------------------------------------
       |                                                                           |
       |                                                                           |
       |                           NATIONWIDE MUTUAL                               |
=======|                         FIRE INSURANCE COMPANY                            |
       |                                (FIRE)                                     |
       |                                                                           |
       |                                                                           |
       -----------------------------------------------------------------------------
                                                                       |
---------------                                                        --------------------------------------------------
              |                                                                                                         |
-----------------------------------------------------------------------------------------------------------------       |
  |                                          |                                                                  |       |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |     |         SCOTTSDALE           |     |    |         NATIONWIDE           |                |          NATIONWIDE            |
  |     |      INDEMNITY COMPANY       |     |    |      COMMUNITY URBAN         |                |          CORPORATION           |
  |     |                              |     |    |       REDEVELOPMENT          |                |                                |
  |     |                              |     |    |        CORPORATION           |                |Common Stock:    Control:       |
  |     |Common Stock:    50,000       |     |    |Common Stock:    10 Shares    |                |------------     -------        |
  |-----|------------     Shares       |     |----|------------                  |                |$13,642,432      100%           |
  |     |                 Cost         |     |    |                 Cost         |                |         Shares     Cost        |
  |     |                 ----         |     |    |                 ----         |                |         ------     ----        |
  |     |Casualty-100%    $8,800,000   |     |    |Casualty-100%    $1,000       |                |Casualty 12,992,922 $751,352,485|
  |     |                              |     |    |                              |                |Fire        649,510   24,007,936|
  |     |                              |     |    |                              |                |          (See Page 2)          |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |         NATIONWIDE           |     |    |          INSURANCE           |
  |     |      INDEMNITY COMPANY       |     |    |     INTERMEDIARIES, INC.     |
  |     |                              |     |    |                              |
  |-----|Common Stock:    28,000       |     |----|Common Stock:    1,615        |
  |     |------------     Shares       |     |    |------------     Shares       |
  |     |                 Cost         |     |    |                 Cost         |
  |     |                 ----         |     |    |                 ----         |
  |     |Casualty-100%    $294,529,000 |     |    |Casualty-100%    $1,615,000   |
  |     --------------------------------     |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |          LONE STAR           |     |    |       NATIONWIDE CASH        |
  |     |     GENERAL AGENCY, INC.     |     |    |      MANAGEMENT COMPANY      |
  |     |                              |     |    |Common Stock:    100 Shares   |
  ------|Common Stock:    1,000        |     |----|------------                  |
  |     |------------     Shares       |     |    |                 Cost         |
  |     |                 Cost         |     |    |                 ----         |
  |     |                 ----         |     |    |Casualty-90%     $9,000       |
  |     |Casualty-100%    $5,000,000   |     |    |NW Adv. Serv.     1,000       |
  |     --------------------------------     |    --------------------------------
  |                   ||                     |
  |     --------------------------------     |    --------------------------------
  |     |   COLONIAL COUNTY MUTUAL     |     |    |       CALIFORNIA CASH        |
  |     |      INSURANCE COMPANY       |     |    |          MANAGEMENT          |
  |     |                              |     |    |          (Inactive)          |
  |     |Surplus Debentures            |     |    |                              |
  |     |------------------            |     |----|                              |
  |     |                 Cost         |     |    |                              |
  |     |                 ----         |     |    |                              |
  |     |Colonial         $500,000     |     |    |Casualty-100%                 |
  |     |Lone Star         150,000     |     |    |                              |
  |     --------------------------------     |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |       TIG COUNTRYWIDE        |     |    |         THE BEAK AND         |
  |     |      INSURANCE COMPANY       |     |    |       WIRE CORPORATION       |
  |     |Common Stock     12,500       |     |    |                              |
   -----|------------     Shares       |     |    |Common Stock:    750 Shares   |
  |     |                              |     -----|------------                  |
  |     |                 Cost         |     |    |                 Cost         |
  |     |                 ----         |     |    |                 ----         |
  |     |Casualty-100%    $215,273,000 |     |    |Casualty-100%    $1,419,000   |
  |     |                              |     |    |                              |
  |     --------------------------------     |    |                              |
  |                                          |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |     NATIONWIDE INSURANCE     |     |    |  NATIONWIDE/DISPATCH LLC     |
  |     |   ENTERPRISE SERVICES, LTD.  |     |    |                              |
  |     |                              |     |    |                              |
  |     |Single Member Limited         |     |    |                              |
  - - - |Liability Company             |     - - -|                              |
        |                              |          |                              |
        |                              |          |                              |
        |Casualty-100%                 |          |Casualty-90%                  |
        |                              |          |                              |
        --------------------------------          |                              |
                                                  --------------------------------

Subsidiary Companies      -- Solid Line
Contractual Association   -- Double Lines
Limited Liability Company -- Dotted Line

December 31, 1997

                                                                                                                        (Left Side)

                                         ------------------------------------------------
                                        |              EMPLOYERS INSURANCE               |
                                        |                  OF WAUSAU                     |==========================================
                                        |               A MUTUAL COMPANY                 |
                                         ------------------------------------------------



























                              ------------------------------------------------------------------------------------------------------
                             |                                  |                                   |
                ---------------------------        ---------------------------        ---------------------------
               | NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    |
               |     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      | INSTITUTION DISTRIBUTORS  |
               |                           |      |      CAPITAL TRUST        |      |   AGENCY, INC. (NFIDAI)   |
               | Common Stock: 3,814,779   |      | Preferred Stock:          |      | Common Stock:     1,000   |
               | ------------  Shares      |      | ---------------           |      | ------------      Shares  |
               |                           |      |                           |      |                           |
               | NFS--100%                 |      | NFS--100%                 |      | NFS--100%                 |
                ---------------------------        ---------------------------        ---------------------------
                               |                                                                    ||
 ---------------------------   |   ---------------------------        ---------------------------   ||   --------------------------
|    NATIONWIDE LIFE AND    |  |  |         NATIONWIDE        |      |     FINANCIAL HORIZONS    |  ||  |                          |
| ANNUITY INSURANCE COMPANY |  |  |  ADVISORY SERVICES, INC.  |      |    DISTRIBUTORS AGENCY    |  ||  |                          |
|                           |  |  |      (NW ADV. SERV.)      |      |      OF ALABAMA, INC.     |  ||  |                          |
| Common Stock: 66,000      |  |  | Common Stock: 7,676       |      | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|--| ------------  Shares      |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF OHIO, INC.      |
|               Cost        |  |  |               Cost        |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |               ----        |  ||  |               ----        |  ||  |                          |
| NW Life -100% $58,070,003 |  |  | NW Life -100% $5,996,261  |  ||  | NFIDAI -100% $100         |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|         NWE, INC.         |  |  |        NATIONWIDE         |  ||  |    LANDMARK FINANCIAL     |  ||  |                          |
|                           |  |  |  INVESTORS SERVICES, INC. |  ||  |        SERVICES OF        |  ||  |                          |
|                           |  |  |                           |  ||  |       NEW YORK, INC.      |  ||  |                          |
| Common Stock: 100         |  |  | Common Stock: 5 Shares    |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  | ------------              |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |     OF OKLAHOMA, INC.    |
|               Cost        |  |  |                     Cost  |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                     ----  |  ||  |               ----        |  ||  |                          |
| NW Life -100% $35,971,375 |  |  | NW Adv. Serv. -100% $5,000|  ||  | NFIDAI -100% $10,100      |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|   NATIONWIDE INVESTMENT   |  |  |    FINANCIAL HORIZONS     |  ||  |     FINANCIAL HORIZONS    |  ||  |                          |
|   SERVICES CORPORATION    |  |  |     INVESTMENT TRUST      |  ||  |      SECURITIES CORP.     |  ||  |                          |
|                           |  |  |                           |  ||  |                           |  ||  |                          |
| Common Stock: 5,000       |  |  |                           |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  |                           |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF TEXAS, INC.     |
|               Cost        |  |  |                           |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                           |  ||  |               ----        |  ||  |                          |
| NW Life -100% $529,728    |  |  |      COMMON LAW TRUST     |  ||  | NFIDAI -100% $153,000     |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||  |   AFFILIATE AGENCY, INC.  |  ||  |                          |
|      PROPERTIES, LTD.     |  |  |         INVESTING         |  ||  |                           |  ||  |                          |
|                           |  |  |         FOUNDATION        |  ||  |                           |  ||  |                          |
| Units:                    |  |  |                           |  ||  | Common Stock: 100         |  ||  |          AFFILIATE       |
| ------                    - -|  |                           |==||  | ------------  Shares      |--||==|          AGENCY OF       |
|                           |  |  |                           |  ||  |                           |      |          OHIO, INC.      |
|                           |  |  |                           |  ||  |               Cost        |      |                          |
| NW Life -90%              |  |  |                           |  ||  |               ----        |      |                          |
| NW Mutual-10%             |  |  |      COMMON LAW TRUST     |  ||  | NFIDAI -100% $100         |      |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------        --------------------------
                               |                                 ||
 ---------------------------   |   ---------------------------   ||
|        NATIONWIDE         |  |  |         NATIONWIDE        |  ||
|       PROPERTIES, LTD.    |  |  |          INVESTING        |  ||
|                           |  |  |        FOUNDATION II      |  ||
| Units:                    - -|  |                           |  ||
| ------                    |     |                           |==||
|                           |     |                           |  ||
|                           |     |                           |  ||
| NW Life -97.6%            |     |                           |  ||
| NW Mutual -2.4%           |     |      COMMON LAW TRUST     |  ||
 ---------------------------       ---------------------------   ||
                                                                 ||
                                   ---------------------------   ||
                                  |         NATIONWIDE        |  ||
                                  |      SEPARATE ACCOUNT     |  ||
                                  |            TRUST          |  ||
                                  |                           |  ||
                                  |                           |__||
                                  |                           |
                                  |                           |
                                  |                           |
                                  |      COMMON LAW TRUST     |
                                   ---------------------------

                                                                                                                           (Center)
                                               NATIONWIDE INSURANCE ENTERPRISE (R)
                                         ------------------------------------------------
                                        |               NATIONWIDE MUTUAL                |
========================================|               INSURANCE COMPANY                |==========================================
                                        |                  (CASUALTY)                    |
                                         ------------------------------------------------
                                                                 |
                                                                 |        ----------------------------------------------------------
                                                                 |        |
                                               ---------------------------------------
                                              |    NATIONWIDE CORPORATION (NW CORP)   |
                                              |   Common Stock:           Control     |
                                              |   ------------            -------     |
                                              |    13,642,432               100%      |
                                              |              Shares      Cost         |
                                              |             ------      ----          |
                                              | Casualty    12,992,922   $751,352,485 |
                                              | Fire           649,510     24,007,936 |
                                               ---------------------------------------
                                                                  |-----------------------------------------------------------------
                                                    ---------------------------                      |
                                                   |    NATIONWIDE FINANCIAL   |                     |
                                                   |    SERVICES, INC. (NFS)   |                     |
                                                   |                           |                     |
                                                   | Common Stock: Control     |                     |
                                                   | ------------  -------     |                     |
                                                   |                           |                     |
                                                   |                           |                     |
                                                   | Class A     Public--100%  |                     |
                                                   | Class B     NW Corp--100% |                     |
                                                    ---------------------------                      |
                                                                  |                                  |
              ----------------------------------------------------------------------                 |
              |                               |                                    |                 |
 ---------------------------    ---------------------------         ---------------------------      |   -------------------------
|    IRVIN L. SCHWARTZ      |  | PUBLIC EMPLOYEES BENEFIT  |       |      NEA VALUEBUILDER     |     |  |    NATIONWIDE GLOBAL    |
|       & ASSOCIATES        |  |   SERVICES CORPORATION    |       |   INVESTOR SERVICES, INC. |     |  |      HOLDINGS, INC.     |
|                           |  |         (PEBSCO)          |       |             (NEA)         |     |  |                         |
| Common Stock: Control     |  | Common Stock: 236,494     |==||   | Common Stock: 500         |= || |  | Common Stock: 1 Share   |
| ------------  -------     |  | ------------  Shares      |  ||   | ------------  Shares      |  || |--| ------------            |
|                           |  |                           |  ||   |                           |  || |  |                         |
|                           |  |                           |  ||   |                           |  || |  |             Cost        |
| Class A     Other -100%   |  |                           |  ||   |                           |  || |  |             ----        |
| Class B     NFS -100%     |  | NFS -100%                 |  ||   | NFS -100%                 |  || |  | NW Corp-100%  $7,000,00 |
----------------------------   ----------------------------   ||   ----------------------------   || |  --------------------------
                                ---------------------------   ||    ---------------------------   || |
                               |         PEBSCO OF         |  ||   |     NEA VALUEBUILDER      |  || |  --------------------------
                               |          ALABAMA          |  ||   |     INVESTOR SERVICES     |  || |  |   MRM INVESTMENT, INC.  |
                               |                           |  ||   |     OF ALABAMA, INC.      |  || |  |                         |
                               | Common Stock: 100,000     |  ||   | Common Stock: 500         |  || |  |                         |
                               | ------------  Shares      |--||   | ------------  Shares      |--|| __ | Common Stock: 1 Share   |
                               |                           |  ||   |                           |  ||    | -----------             |
                               |               Cost        |  ||   |               Cost        |  ||    |                         |
                               |               ----        |  ||   |               ----        |  ||    |             Cost        |
                               | PEBSCO -100%  $1,000      |  ||   | NEA -100%      $5,000     |  ||    |             ----        |
                                ---------------------------   ||    ---------------------------   ||    | NW Corp.-100% $7,000,000|
                                                              ||                                  ||    --------------------------
                                ---------------------------   ||    ---------------------------   ||
                               |         PEBSCO OF         |  ||   |     NEA VALUEBUILDER      |  ||
                               |         ARKANSAS          |  ||   |     INVESTOR SERVICES     |  ||
                               |                           |  ||   |      OF ARIZONA, INC.     |  ||
                               | Common Stock: 50,000      |  ||   | Common Stock: 100         |  ||
                               | ------------  Shares      |--||   | ------------  Shares      |--||
                               |                           |  ||   |                           |  ||
                               |               Cost        |  ||   |               Cost        |  ||
                               |               ----        |  ||   |               ----        |  ||
                               | PEBSCO -100%  $500        |  ||   | NEA -100%     $1,000      |  ||
                                ---------------------------   ||    ---------------------------   ||
                                                              ||                                  ||
                                ---------------------------   ||    ---------------------------   ||
                               |  PEBSCO OF MASSACHUSETTS  |  ||   |     NEA VALUEBUILDER      |  ||
                               |  INSURANCE AGENCY, INC.   |  ||   |     INVESTOR SERVICES     |  ||
                               |                           |  ||   |      OF MONTANA, INC.     |  ||
                               | Common Stock: 1,000       |  ||   | Common Stock: 500         |  ||
                               | ------------  Shares      |--||   | ------------  Shares      |--||
                               |                           |  ||   |                           |  ||
                               |               Cost        |  ||   |               Cost        |  ||
                               |               ----        |  ||   |               ----        |  ||
                               | PEBSCO -100%  $1,000      |  ||   | NEA -100%     $500        |  ||
                                ---------------------------   ||    ---------------------------   ||
                                                              ||                                  ||
                                ---------------------------   ||    ---------------------------   ||     -------------------------
                               |         PEBSCO OF         |  ||   |     NEA VALUEBUILDER      |  ||    |    NEA VALUEBUILDER     |
                               |          MONTANA          |  ||   |     INVESTOR SERVICES     |  ||    |    INVESTOR SERVICES    |
                               |                           |  ||   |      OF NEVADA, INC.      |  ||    |      OF OHIO, INC.      |
                               | Common Stock: 500         |  ||   | Common Stock: 500         |  ||    |                         |
                               | ------------  Shares      |--||   | ------------  Shares      |--||====|                         |
                               |                           |  ||   |                           |  ||    |                         |
                               |               Cost        |  ||   |               Cost        |  ||    |                         |
                               |               ----        |  ||   |               ----        |  ||    |                         |
                               | PEBSCO -100%  $500        |  ||   | NEA -100%     $500        |  ||    |                         |
                                ---------------------------   ||    ---------------------------   ||    --------------------------
                                                              ||                                  ||
                                ---------------------------   ||    ---------------------------   ||     -------------------------
                               |         PEBSCO OF         |  ||   |     NEA VALUEBUILDER      |  ||    |    NEA VALUEBUILDER     |
                               |        NEW MEXICO         |  ||   |     INVESTOR SERVICES     |  ||    |    INVESTOR SERVICES    |
                               |                           |  ||   |      OF WYOMING, INC.     |  ||    |    OF OKLAHOMA, INC.    |
                               | Common Stock: 1,000       |  ||   | Common Stock: 500         |  ||    |                         |
                               | ------------  Shares      |--||   | ------------  Shares      |--||====|                         |
                               |                           |  ||   |                           |  ||    |                         |
                               |               Cost        |  ||   |               Cost        |  ||    |                         |
                               |               ----        |  ||   |               ----        |  ||    |                         |
                               | PEBSCO -100%  $1,000      |  ||   | NEA -100%     $500        |  ||    |                         |
                                ---------------------------   ||    ---------------------------   ||    --------------------------
                                                              ||                                  ||
                                ---------------------------   ||    ---------------------------   ||    --------------------------
                               |                           |  ||   |     NEA VALUEBUILDER      |  ||    |    NEA VALUEBUILDER     |
                               |                           |  ||   |    SERVICES INSURANCE     |  ||    |   INVESTOR SERVICES     |
                               |         PEBSCO OF         |  ||   |       AGENCY, INC.        |  ||    |     OF TEXAS, INC.      |
                               |        TEXAS, INC.        |  ||   | Common Stock: 100         |  ||    |                         |
                               |                           |==||   | ------------  Shares      |--||=== |                         |
                               |                           |       |                           |        |                         |
                               |                           |       |               Cost        |        |                         |
                               |                           |       |               ----        |        |                         |
                               |                           |       | NEA -100%     $1,000      |        |                         |
                                ---------------------------         ---------------------------         --------------------------

                                                                                                                            (Right)

                                         ------------------------------------------------
                                        |               NATIONWIDE MUTUAL                |
========================================|            FIRE INSURANCE COMPANY              |
                                        |                   (FIRE)                       |
                                         ------------------------------------------------
                                                                 |
-----------------------------------------------------------------|












----------------------------------------------------------------------------------------------
                              |                                |                              |
                ---------------------------         ------------------------------       ------------------------------
               |      GATES, MCDONALD        |     |   EMPLOYERS LIFE INSURANCE   |     |          NATIONWIDE          |
               |     & COMPANY (GATES)       |     |       OF WAUSAU (ELIOW)      |     |    HEALTH PLANS, INC. (NHP)  |
               |                             |     |                              |     |                              |
               | Common Stock:   254         |     | Common Stock:   250,000      |     | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |  |  |                              |  |  |                              |
           |   |                 Cost        |  |  |                 Cost         |  |  |                 Cost         |
           |   |                 ----        |  |  |                 ----         |  |  |                 ----         |
           |   | NW CORP. -100%  $25,683,532 |  |  | NW CORP. -100%  $126,509,480 |  |  | NW CORP. -100%  $14,603,732  |
           |    -----------------------------   |   ------------------------------   |   ------------------------------
           |                                    |                                    |
           |    ---------------------------     |   ------------------------------   |   ------------------------------
           |   |  GATES, MCDONALD & COMPANY  |  |  |       WAUSAU PREFERRED       |  |  |    NATIONWIDE MANAGEMENT     |
           |   |      OF NEW YORK, INC.      |  |  |      HEALTH INSURANCE CO.    |  |  |         SYSTEMS, INC.        |
           |   |                             |  |  |                              |  |  |                              |
           |   | Common Stock:   3           |  |  | Common Stock:   200          |  |  | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |     |                              |  |  |                              |
           |   |                 Cost        |     |                 Cost         |  |  | NHP             Cost         |
           |   |                 ----        |     |                 ----         |  |  |                 ----         |
           |   | GATES -100%     $106,947    |     | ELIOW -100%     $57,413,193  |  |  | Inc. -100%      $25,149      |
           |    -----------------------------       ------------------------------   |   ------------------------------
           |                                                                         |
           |    -----------------------------                                        |   ------------------------------
           |   |  GATES, MCDONALD & COMPANY  |                                       |  |            NATIONWIDE        |
           |   |         OF NEVADA           |                                       |  |          AGENCY, INC.        |
           |   |                             |                                       |  |                              |
           |   | Common Stock:   40          |                                       |  | Common Stock:   100          |
           |-- | ------------    Shares      |                                       |--| ------------    Shares       |
           |   |                             |                                          |                              |
           |   |                 Cost        |                                          |                 Cost         |
           |   |                 ----        |                                          | NHP             ----         |
           |   | Gates -100%     $93,750     |                                          | Inc. -99%       $116,077     |
           |    -----------------------------                                            ------------------------------
           |
           |    -----------------------------
           |   |       GATESMCDONALD         |
           |   |     HEALTH PLUS, INC.       |
           |   |                             |
           |   | Common Stock:   200         |
           |-- | ------------    Shares      |
               |                             |
               |                 Cost        |
               |                 ----        |
               | Gates -100%     $2,000,000  |
                -----------------------------









                                                                                Subsidiary Companies    --   Solid Line

                                                                                Contractual Association  --  Double Line

                                                                                Limited Liability Company -- Dotted Line





                                                                                                         December 31, 1997

                                                                                                                    Page 2

Item 27.      NUMBER OF CONTRACT OWNERS


              The number of contract Owners of Qualified and Non-Qualified Contracts as of January 31, 1998 was 60 and 239, respectively.


Item 28.      INDEMNIFICATION

              Provision is made in the Company's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER

                   (a) Smith Barney Inc. ("Smith Barney") acts as principal underwriter for Smith Barney Money Funds, Inc.; Smith Barney Muni Funds; Smith Barney Funds, Inc.; Smith Barney Variable Account Funds; Smith Barney Intermediate Municipal Fund, Inc., Smith Barney Municipal Fund, Inc., High Income Opportunity Fund Inc., Travelers Series Fund Inc., Greenwich Street California Municipal Fund Inc., The Inefficient-Market Fund, Inc., Smith Barney World Funds, Inc., Smith Barney Adjustable Rate Government Income Fund, Smith Barney Equity Funds, Smith Barney Income Funds, Smith Barney Massachusetts Municipals Fund, Zenix Income Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney Principal Return Fund, Municipal High Income Fund Inc., The Trust for TRAK Investments, Smith Barney Series Fund, Smith Barney Investment Trust, Smith Barney Oregon Municipals Fund Inc., Smith Barney Municipal Money Market Fund, Inc., Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Fundamental Value Fund, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Natural Resources Fund, Inc., Smith Barney Investment Funds Inc., Smith Barney Institutional Cash Management Fund Inc., The Italy Fund Inc., Smith Barney Telecommunications Trust, Managed Municipals Portfolio Inc., Managed Municipals Portfolio II Inc., Smith Barney Concert Series Inc., Managed High Income Portfolio Inc. and Greenwich Street Municipal Fund Inc..

                   (b) The information required by this Item 29 with respect to each director and officer of Smith Barney is incorporated by reference to Schedule A of Form BD filed by Smith Barney pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177). All of the officers and directors are located at 388 Greenwich Street, New York, New York 10013.




                                    88 of 96

       (c)

              NAME OF PRINCIPAL      NET UNDERWRITING       COMPENSATION ON          BROKERAGE            COMPENSATION
                 UNDERWRITER          DISCOUNTS AND           REDEMPTION            COMMISSIONS
                                       COMMISSIONS
              Smith Barney, Inc            N/A                    N/A                   N/A                    N/A

Item 30.      LOCATION OF ACCOUNTS AND RECORDS

              Robert O. Cline
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43216

Item 31.      MANAGEMENT SERVICES

              Not Applicable

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any of the Contract which are issued pursuant to Section 403(b) of the Code is issued by the Company through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Code.

              The Company represents that the fees and the charges deducted under the Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.




                                    89 of 96

                               -----------------
                                    PORTFOLIO
                               -----------------

                               -----------------
                                   FOUNDATION
                               -----------------

                                   Offered by

                                   NATIONWIDE
                           LIFE INSURANCE COMPANY with
                  Funds Managed by Smith Barney Advisers, Inc.


                                     and its


                                   NATIONWIDE
                               VARIABLE ACCOUNT-4



                                    DEFERRED
                           VARIABLE ANNUITY CONTRACTS




                                   PROSPECTUS
                                   MAY 1, 1998





                                    90 of 96

                  INDEPENDENT AUDITORS' CONSENT AND REPORT ON
                         FINANCIAL STATEMENT SCHEDULES


The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of the Nationwide Variable Account-4:


The audits referred to in our report on Nationwide Life Insurance Company (the Company) dated January 30, 1998 included the related financial statement schedules as of December 31, 1997, and for each of the years in the three-year period ended December 31, 1997, included in the registration statement. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits. In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.


We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.



                                                           KPMG Peat Marwick LLP




Columbus, Ohio
April 24, 1998






                                    91 of 96

                                                                     SCHEDULE I

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      CONSOLIDATED SUMMARY OF INVESTMENTS -
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                            (in millions of dollars)

                             As of December 31, 1997

-----------------------------------------------------------------------------   -------------  --------------  ---------------
                                  Column A                                        Column B       Column C         Column D
-----------------------------------------------------------------------------   -------------  --------------  ---------------
                                                                                                                 Amount at
                                                                                                                which shown
                                                                                                                   in the
                                                                                                  Market        consolidated
                             Type of Investment                                     Cost           value       balance sheet
-----------------------------------------------------------------------------   -------------  --------------  ---------------
Fixed maturity securities available-for-sale:
   Bonds:
      U.S. Government and government agencies and authorities                    $  3,859.7     $  3,981.7      $  3,981.7
      States, municipalities and political subdivisions                                 1.6            1.6             1.6
      Foreign governments                                                              93.3           95.8            95.8
      Public utilities                                                              1,555.3        1,609.8         1,609.8
      All other corporate                                                           7,223.0        7,515.2         7,515.2
                                                                                 ----------     ----------      ----------
          Total fixed maturity securities available-for-sale                       12,732.9       13,204.1        13,204.1
                                                                                 ----------     ----------      ----------

Equity securities available-for-sale:
   Common stocks:
      Industrial, miscellaneous and all other                                          67.8           78.0            78.0
   Non-redeemable preferred stock                                                       -              2.4             2.4
                                                                                 ----------     ----------      ----------
          Total equity securities available-for-sale                                   67.8           80.4            80.4
                                                                                 ----------     ----------      ----------

Mortgage loans on real estate, net                                                  5,228.1                        5,181.6   (1)
Real estate, net:
   Investment properties                                                              254.9                          235.7   (1)
   Acquired in satisfaction of debt                                                    82.6                           75.7   (1)
Policy loans                                                                          415.3                          415.3
Other long-term investments                                                            27.9                           25.2   (2)
Short-term investments                                                                358.4                          358.4
                                                                                 ----------                     ----------
          Total investments                                                       $19,167.9                      $19,576.4
                                                                                 ==========                     ==========

----------
(1) Difference from Column B is primarily due to valuation allowances due to impairments on mortgage loans on real estate and due to accumulated depreciation and valuation allowances due to impairments on real estate. See note 3 to the consolidated financial statements.
(2) Difference from Column B is primarily due to operating gains (losses) of investments in limited partnerships.

See accompanying independent auditors' report.

                                                                  SCHEDULE III

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                       SUPPLEMENTARY INSURANCE INFORMATION
                            (in millions of dollars)

   As of December 31, 1997, 1996 and 1995 and for each of the years then ended

--------------------------------   ----------------- -------------------- ------------------- ------------------ ---------------
              Column A                  Column B          Column C             Column D           Column E          Column F
--------------------------------   ----------------- -------------------- ------------------- ------------------ ---------------
                                        Deferred        Future policy                           Other policy
                                         policy       benefits, losses,        Unearned          claims and
                                      acquisition        claims and            premiums       benefits payable      Premium
              Segment                    costs          loss expenses            (1)                 (1)            revenue
-------------------------------   ------------------ -------------------- ------------------- ------------------ ---------------

1997: Variable Annuities                $1,018.4       $         -                                                 $     -
          Fixed Annuities                  277.9            14,103.1                                                    27.3
          Life Insurance                   472.9             2,683.4                                                   178.1
          Corporate and Other             (103.8)            1,916.3                                                     -
                                        --------       -------------                                               ---------
             Total                      $1,665.4           $18,702.8                                               $   205.4
                                        ========       =============                                               =========

1996: Variable Annuities                $  792.1       $         -                                                 $     -
          Fixed Annuities                  242.0            13,388.9                                                    24.0
          Life Insurance                   414.4             2,391.5                                                   174.6
          Corporate and Other              (82.0)            1,820.2                                                     -
                                        --------       -------------                                               ---------
             Total                      $1,366.5           $17,600.6                                               $   198.6
                                        ========       =============                                               =========

1995: Variable Annuities                $  569.8       $         -                                                 $     -
          Fixed Annuities                  220.7            12,759.3                                                    32.8
          Life Insurance                   366.9             2,282.6                                                   166.3
          Corporate and Other             (136.9)            1,730.0                                                     -
                                        --------       -------------                                               ---------
             Total                      $1,020.5       $    16,771.9                                               $   199.1
                                        ========       =============                                               =========


---------------------------------------------------- -------------------- ------------------- ------------------ ---------------
              Column A                  Column G          Column H             Column I           Column J          Column K
---------------------------------------------------- -------------------- ------------------- ------------------ ----------------
                                     Net investment   Benefits, claims,      Amortization           Other
                                         income          losses and       of deferred policy      operating         Premiums
              Segment                     (2)        settlement expenses  acquisition costs       expenses          written
                                                                                                     (2)
---------------------------------------------------- -------------------- ------------------- ------------------ ---------------

1997: Variable Annuities                $  (26.8)         $      5.9           $  87.8             $ 159.4
          Fixed Annuities                1,098.2               846.7              39.8                85.4
          Life Insurance                   189.1               227.5              39.6                94.5
          Corporate and Other              148.7               114.7               -                  45.6
                                        --------          ----------           -------             -------
             Total                      $1,409.2          $  1,194.8           $ 167.2             $ 384.9
                                        ========          ==========           =======             =======

1996: Variable Annuities                $  (21.4)         $      4.6           $  57.4             $ 132.3
          Fixed Annuities                1,050.6               838.5              38.6                79.7
          Life Insurance                   174.0               211.4              37.4                79.0
          Corporate and Other              154.6               106.1               -                  51.4
                                        --------          ----------           -------             -------
             Total                      $1,357.8          $  1,160.6           $ 133.4             $ 342.4
                                        ========          ==========           =======             =======

1995: Variable Annuities                $  (17.6)         $      2.9           $  26.3             $ 109.1
          Fixed Annuities                1,002.7               805.0              29.5                80.3
          Life Insurance                   171.2               202.0              31.0                68.8
          Corporate and Other              137.7               105.6              (4.1)               14.8
                                        --------          ----------           -------             -------
             Total                      $1,294.0          $  1,115.5           $  82.7             $ 273.0
                                        ========          ==========           =======             =======

----------
(1) Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
(2) Allocations of net investment income and certain operating expenses are based on a number of assumptions and estimates, and reported operating results would change by segment if different methods were applied.


See accompanying independent auditors' report.

                                                                    SCHEDULE IV

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                   REINSURANCE
                            (in millions of dollars)

   As of December 31, 1997, 1996 and 1995 and for each of the years then ended

-----------------------------------------------   ---------------  --------------  -------------   -------------   ------------
                   Column A                          Column B        Column C        Column D        Column E       Column F
-----------------------------------------------   ---------------  --------------  -------------   -------------   ------------
                                                                                                                   Percentage
                                                                     Ceded to        Assumed                        of amount
                                                      Gross            other        from other         Net           assumed
                                                      amount         companies      companies         amount         to net
                                                  ---------------  --------------  -------------   -------------   ------------

1997:
  Life insurance in force                           $ 52,648.4       $13,678.7       $  289.7      $  39,259.4           0.7%
                                                   ===========       =========       ========      ===========        =======

  Premiums:
    Life insurance                                  $    235.9       $    32.7       $    2.2      $     205.4           1.1%
    Accident and health insurance                        261.2           272.6           11.4              -             N/A
                                                   -----------       ----------      ---------     -----------        -------
        Total                                       $    497.1       $   305.3       $   13.6      $     205.4            6.6%
                                                   ===========       =========       =========     ===========        =======


1996:
  Life insurance in force                            $47,150.6       $11,164.6       $  288.6      $  36,274.6            0.8%
                                                   ===========       =========       ========      ===========        =======

  Premiums:
    Life insurance                                  $    225.6       $    29.3       $    2.3      $     198.6            1.2%
    Accident and health insurance                        291.9           305.8           13.9              -            N/A
                                                   -----------       ---------       --------      -----------        -------
        Total                                       $    517.5       $   335.1       $   16.2      $     198.6            8.2%
                                                   ===========       =========       ========      ===========        =======


1995:
  Life Insurance in force                            $41,087.9       $ 8,935.7       $  391.2      $  32,543.4            1.2%
                                                   ===========       =========       ========      ===========        =======

  Premiums:
    Life insurance                                  $    221.3       $    24.4       $    2.2      $     199.1            1.1%
    Accident and health insurance                        298.0           313.0           15.0              -            N/A
                                                   -----------       ---------       --------      -----------        -------
        Total                                       $    519.3       $   337.4       $   17.2      $     199.1            8.6%
                                                   ===========       =========       ========      ===========        =======

----------
Note: The life insurance caption represents principally premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment products and universal life insurance products.

See accompanying independent auditors' report.

                                                                    SCHEDULE V

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        VALUATION AND QUALIFYING ACCOUNTS
                            (in millions of dollars)

                  Years ended December 31, 1997, 1996 and 1995

---------------------------------------------------------------------------------------------------- ------------- -------------
                        Column A                            Column B             Column C              Column D      Column E
---------------------------------------------------  ----------------------------------------------- ------------- -------------
                                                           Balance at    Charged to     Charged to                  Balance at
                                                            beginning     costs and       other       Deductions      end of
Description                                                 of period     expenses       accounts        (1)          period
---------------------------------------------------   -------------------------------- ------------- ------------- -------------

1997:
  Valuation allowances - fixed maturity securities          $    -          $ 16.2         $  -          $ 16.2       $   -
  Valuation allowances - mortgage loans on real estate          51.0          (1.2)           -             7.3          42.5
  Valuation allowances - real estate                            15.2          (4.1)           -             -            11.1
                                                            --------        ------       -------        -------       -------
      Total                                                 $   66.2        $ 10.9         $  -          $ 23.5       $  53.6
                                                            ========        ======       =======        =======       =======


1996:
  Valuation allowances - mortgage loans on real estate      $   49.1        $  4.5         $  -          $  2.6       $  51.0
  Valuation allowances - real estate                            25.8         (10.6)           -             -            15.2
                                                            --------        ------       -------        -------       -------
      Total                                                 $   74.9        $ (6.1)        $  -          $  2.6       $  66.2
                                                            ========        ======       =======        =======       =======


1995:
  Valuation allowances - fixed maturity securities          $    -          $  8.9         $  -          $  8.9       $   -
  Valuation allowances - mortgage loans on real estate          46.4           7.4            -             4.7          49.1
  Valuation allowances - real estate                            27.3          (1.5)           -             -            25.8
                                                            --------        ------       -------        -------       -------
      Total                                                 $   73.7        $ 14.8         $  -          $ 13.6       $  74.9
                                                            ========        ======       =======        =======       =======

----------
(1) Amounts represent direct write-downs charged against the valuation allowance.




See accompanying independent auditors' report.

                                   SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-4, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 24th day of April, 1998.

                                         NATIONWIDE VARIABLE ACCOUNT-4
                                ---------------------------------------------
                                                (Registrant)

                                       NATIONWIDE LIFE INSURANCE COMPANY
                                ---------------------------------------------
                                                 (Depositor)




                                              By/s/JOSEPH P. RATH
                                ---------------------------------------------
                                               Joseph P. Rath
                                Vice President-Product and Market Compliance

As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 24th day of April, 1998.


              SIGNATURE                                               TITLE
LEWIS J. ALPHIN                                                    Director
-------------------------------------------------
Lewis J. Alphin

A. I. BELL                                                         Director
-------------------------------------------------
A. I. Bell

KEITH W. ECKEL                                                       Director
-------------------------------------------------
Keith W. Eckel
WILLARD J. ENGEL                                                   Director
-------------------------------------------------
Willard J. Engel
FRED C. FINNEY                                                     Director
-------------------------------------------------
Fred C. Finney
CHARLES L. FUELLGRAF, JR.                                          Director
-------------------------------------------------
Charles L. Fuellgraf, Jr.
JOSEPH J. GASPER                                                 President and Chief
-------------------------------------------------
Joseph J. Gasper                                           Operating Office and Director
DIMON R. McFERSON                                        Chairman and Chief Executive Officer
-------------------------------------------------
Dimon R. McFerson                                 Nationwide Insurance Enterprise and Director

DAVID O. MILLER                                       Chairman of the Board and Director
-------------------------------------------------
David O. Miller
YVONNE L. MONTGOMERY                                               Director
-------------------------------------------------
Yvonne L. Montgomery

C. RAY NOECKER                                                     Director
-------------------------------------------------
C. Ray Noecker
ROBERT A. OAKLEY                                           Executive Vice President-
-------------------------------------------------
Robert A. Oakley                                            Chief Financial Officer
JAMES F. PATTERSON                                                 Director                      By/s/JOSEPH P. RATH
-------------------------------------------------                                       -------------------------------------
James F. Patterson                                                                                 Joseph P. Rath
ARDEN L. SHISLER                                                  Director                        Attorney-in-Fact
-------------------------------------------------
Arden L. Shisler
ROBERT L. STEWART                                                  Director
-------------------------------------------------
Robert L. Stewart
NANCY C. THOMAS                                                    Director
-------------------------------------------------
Nancy C. Thomas
HAROLD W. WEIHL                                                    Director
-------------------------------------------------
Harold W. Weihl


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